UNITED STATES
                        SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C.  20549

                                    FORM N-CSR

  CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                   Investment Company Act file number:  811-4791

                   AllianceBernstein Municipal Income Fund, Inc.
                (Exact name of registrant as specified in charter)

               1345 Avenue of the Americas, New York, New York 10105
                (Address of principal executive offices) (Zip code)

                                  Mark R. Manley
                        Alliance Capital Management, L.P.
                          1345 Avenue of the Americas
                           New York, New York 10105
                    (Name and address of agent for service)

   Registrant?s telephone number, including area code:  (800) 221-5672

               Date of fiscal year end:  October 31, 2003

              Date of reporting period:  October 31, 2003


ITEM 1.  REPORTS TO STOCKHOLDERS.


[LOGO] ALLIANCEBERNSTEIN(SM)
       Investment Research and Management

                    AllianceBernstein Municipal Income Fund
--------------------------------------------------------------------------------

Tax-Exempt Income                                Annual Report--October 31, 2003

--------------------------------------------------------------------------------

                           Investment Products Offered
                           ---------------------------
                           o Are Not FDIC Insured
                           o May Lose Value
                           o Are Not Bank Guaranteed
                           ---------------------------

This shareholder report must be preceded or accompanied by the Fund's prospectus for individuals who are not current shareholders of the Fund.

You may obtain a description of the Fund's proxy voting policies and procedures, without charge, upon request by visiting Alliance Capital's web site at www.investor.alliancecapital.com or on the Securities and Exchange Commission's web site at http://www.sec.gov, or by calling Alliance Capital at (800) 227-4618.

AllianceBernstein Investment Research and Management, Inc., the principal underwriter of the AllianceBernstein mutual funds and an affiliate of Alliance Capital Management L.P., the manager of the funds, is a member of the NASD.

December 10, 2003

Annual Report

This report provides management's discussion of fund performance for AllianceBernstein Municipal Income Fund's annual reporting period ended October 31, 2003.

Investment Objective and Policies

The five Portfolios of this open-end fund, by investing principally in high-yield, predominantly medium-quality municipal securities, seek to provide their shareholders with the highest level of income exempt from Federal and state personal income tax that is available without assuming undue risk. While these securities involve higher risk than higher-quality municipal obligations, they generally offer higher current yields.

Investment Results

The following table provides performance for the five portfolios and their benchmark, the Lehman Brothers Municipal Bond Index, for the six- and 12-month periods ended October 31, 2003.

INVESTMENT RESULTS*
Periods Ended October 31, 2003

                                                           ---------------------
                                                                  Returns
                                                           ---------------------
Portfolio                                                   6 Months  12 Months
--------------------------------------------------------------------------------

National                                                       3.76%      7.32%
--------------------------------------------------------------------------------
California                                                     0.52%      3.15%
--------------------------------------------------------------------------------
New York                                                       2.76%      6.39%
--------------------------------------------------------------------------------
Insured
National                                                       2.91%      6.32%
--------------------------------------------------------------------------------
Insured
California                                                    -0.09%      3.39%
--------------------------------------------------------------------------------
Lehman
Brothers
Municipal
Bond Index                                                     1.47%      5.11%
--------------------------------------------------------------------------------

* Each Portfolio's investment results are for the periods shown and are based on the net asset value (NAV) of each Portfolio's Class A shares as of October 31, 2003. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. All fees and expenses related to the operation of the Portfolios have been deducted, but no adjustment has been made for sales charges that may apply when shares are purchased or redeemed. Returns for each Portfolio include the reinvestment of any distributions paid during each period. Returns for Class B and Class C shares will vary due to different expenses associated with these classes. The unmanaged Lehman Brothers Municipal Bond Index does not reflect fees and expenses associated with the active management of a mutual fund portfolio. The Index is a broad based total return performance benchmark for the long-term investment grade, tax-exempt bond market. An investor cannot invest directly in an index, and its results are not indicative of any specific investment, including AllianceBernstein Municipal Income Fund. Past performance is no guarantee of future results.

      Additional performance information can be found on pages 7-8.


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                                     ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND o 1

For the six-month period ended October 31, 2003, the municipal bond market posted positive returns despite municipal rates rising by 0.21%. Over that period, the National, Insured National and New York Portfolios outperformed the Lehman Brothers Municipal Bond Index; the California and Insured California Portfolios underperformed the Index.

The performance of the National and New York Portfolios reflected strong returns in industrial development securities, namely airline-backed bonds, and municipal bonds secured by payments from the master settlement agreement (MSA bonds) reached with tobacco manufacturers. These sectors outperformed the overall market. The Insured National Portfolio's outperformance may be attributed, in part, to the recovery of a previously distressed security as well as the stronger price performance of the Portfolio's MSA holdings.

The underperformance of the California and Insured California Portfolios reflects the weaker performance of the California municipal bond market in general, as well as other factors that impacted those portfolios, in particular. In addition, the underperformance of the California Portfolio may be attributed to its exposure to zero coupon bonds, which have greater interest rate sensitivity than fixed rate bonds, and to its larger weight in state of California general obligation bonds. The relative weakness of the California municipal market is illustrated by the 0.42% trailing performance of the Lehman Brothers California Municipal Bond Index versus the Lehman Brothers Municipal Bond Index (overall market) over the past six months. Current exposure to California general obligation debt reflects our longer-term positive outlook for the state's credit strength. The underperformance of the Insured California Portfolio resulted from its overweight position in lower coupon bonds. Lower coupon bonds tend to underperform when rates are rising.

Over the six-month period, the performance of the Portfolios relative to their Lipper peer group averages was roughly consistent with their performance relative to the Lehman Brothers Municipal Bond Index.

For the 12 months ended October 31, 2003, the municipal market generated positive total returns as interest rates declined for bonds of nearly every maturity. The National, Insured National and New York Portfolios outperformed the Lehman Brothers Municipal Bond Index while the California and Insured California Portfolios underperformed.

The stronger relative performance of the former three Portfolios was largely due to the credit improvement of specific holdings in which the Portfolios held an overweight position. In addition, the National and New York Portfolios benefited from strong performance in the industrial development sector. As over the six-month period, using the Lehman indices as a measure of relative performance, the California municipal bond market lagged the broader national municipal market by 0.63% over the past 12 months. In general, the California Portfolio underperformed due to its


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2 o ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND
lower relative exposure to insured bonds as well as its overweight position in MSA bonds. (Unlike over the six months ending October 31, 2003, bonds backed by the MSA underperformed over the course of the 12 months ending October 31, 2003.) Likewise, exposure to MSA securities in the Insured California Portfolio contributed to its lagging performance.

Market Review

Since April, municipal bond yields have been volatile, in part due to increased volatility of most fixed income markets. This volatility is shown by the large difference in yield from the high to low points of the market. For example, the difference from peak to trough for bonds with maturities of 30 years was 89 basis points, (0.89%). In addition, the rate movement varied significantly by maturity. Yields for short-term bonds declined by 4 basis points, resulting in relative outperformance for short-term bonds since the decline in yield caused their prices to rise. Conversely, long-term bond yields rose by 21 basis points which caused their prices to fall. The relative outperformance of short-term bonds caused the yield difference between long and short bonds, known as the slope of the yield curve, to increase by 25 basis points. Short-term bonds also posted strong performance compared to taxable fixed income. For example, the ratio (the municipal yield divided by Treasury yield) of five-year municipal bond yields to five-year Treasury bond yields declined from 86% to 73%. A declining ratio indicates that municipal bonds are outperforming Treasury bonds. In comparison, the yield ratio for long-term bonds declined only slightly from 96% to 95%.

Several sectors of the municipal market experienced significant changes in relative value over the past six months. In the industrial development sector, municipal bonds backed by airlines recovered strongly as flight activity increased and investors discounted concerns regarding the airlines' financial condition. As mentioned above, MSA bonds also showed improvement in price compared to most other municipal bonds. This resulted, in part, from declining issuance reducing supply pressure. In addition, a number of court rulings favoring the tobacco industry improved the outlook for the sector.

Among the more traditional issuers in the municipal market, state and local governments have just weathered some of the most difficult financial conditions in over a decade. According to the Center on Budget and Policy Priorities, the combined budget deficit of state governments this year was in excess of $70 billion dollars; as required by state law in most cases, all of these budget gaps were closed. The State of California, alone, accounted for approximately $26 billion of the cumulative deficit. The crises faced by state and local issuers, and the market's reactions, have increased the volatility of general obligation bonds and have in some cases provided opportunities to acquire general obligation bonds at cheaper prices than previously available.


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                                     ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND o 3

                                                              Performance Update
--------------------------------------------------------------------------------

PERFORMANCE UPDATE

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND
GROWTH OF A $10,000 INVESTMENT

National Portfolio
10/31/93-10/31/03

[THE FOLLOWING TABLE WAS DEPICTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL.]

National Portfolio Class A at NAV:      $16,096

Lehman Brothers Municipal Bond Index:   $17,833

National Portfolio Class A at Offering: $15,412

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND
GROWTH OF A $10,000 INVESTMENT

California Portfolio
10/31/93-10/31/03

[THE FOLLOWING TABLE WAS DEPICTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL.]

California Portfolio Class A at NAV:      $16,794

Lehman Brothers Municipal Bond Index:     $17,833

California Portfolio Class A at Offering: $16,086

See mountain chart footnote on page 6.


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4 o ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND

Performance Update
--------------------------------------------------------------------------------

PERFORMANCE UPDATE

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND
GROWTH OF A $10,000 INVESTMENT

New York Portfolio
10/31/93-10/31/03

 [THE FOLLOWING TABLE WAS DEPICTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL.]

New York Portfolio Class A at NAV:      $16,677

Lehman Brothers Municipal Bond Index:   $17,833

New York Portfolio Class A at Offering: $15,970

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND
GROWTH OF A $10,000 INVESTMENT

Insured National Portfolio
10/31/93-10/31/03

[THE FOLLOWING TABLE WAS DEPICTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL.]

Insured National Portfolio Class A at NAV:      $16,737

Lehman Brothers Municipal Bond Index:           $17,833

Insured National Portfolio Class A at Offering: $16,022

See mountain chart footnote on page 6.


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                                     ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND o 5

                                                              Performance Update
--------------------------------------------------------------------------------

PERFORMANCE UPDATE

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND
GROWTH OF A $10,000 INVESTMENT

Insured California Portfolio
10/31/93-10/31/03

[THE FOLLOWING TABLE WAS DEPICTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL.]

Insured California Portfolio Class A at NAV:      $16,733

Lehman Brothers Municipal Bond Index:             $17,833

Insured California Portfolio Class A at Offering: $16,024

Each chart illustrates the total value of an assumed $10,000 investment in each of AllianceBernstein Municipal Income Fund's Class A shares (from 10/31/93 to 10/31/03). Total return does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of Portfolio shares. The charts reflect the deduction of the maximum 4.25% sales charge from the initial $10,000 investment in the Portfolios and assume the reinvestment of dividends and capital gains. Performance at net asset value (NAV) does not reflect sales charges, which reduce total return figures. Performance for Class B and Class C shares will vary from the results shown in these illustrations due to differences in expenses charged to these classes. Past performance is not indicative of future results, and is not representative of future gain or loss in capital value or dividend income

The unmanaged Lehman Brothers Municipal Bond Index does not reflect fees and expenses associated with the active management of a mutual fund portfolio. The Index is a broad based total return performance benchmark for the long-term investment grade, tax-exempt bond market. An investor cannot invest directly in an index, and its results are not indicative of any specific investment, including AllianceBernstein Municipal Income Fund.


--------------------------------------------------------------------------------
6 o ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND

Investment Results
--------------------------------------------------------------------------------

INVESTMENT RESULTS
AVERAGE ANNUAL RETURNS AS OF OCTOBER 31, 2003

                               NAV and SEC Returns
--------------------------------------------------------------------------------
                    Without Sales Charge             With Sales Charge
--------------------------------------------------------------------------------
                                        Since                             Since
             1 Year  5 Year 10 Year Inception  1 Year  5 Year 10 Year  Inception
--------------------------------------------------------------------------------
National Portfolio
  Class A     7.32%   3.48%   4.87%     6.76%   2.81%   2.59%   4.42%      6.48%
  Class B     6.57%   2.78%   4.44%     5.11%   3.57%   2.78%   4.44%      5.11%
  Class C     6.57%   2.78%   4.16%     4.53%   5.57%   2.78%   4.16%      4.53%
California Portfolio
  Class A     3.15%   3.95%   5.32%     6.91%  -1.22%   3.05%   4.87%      6.64%
  Class B     2.43%   3.22%   4.86%     5.52%  -0.51%   3.22%   4.86%      5.52%
  Class C     2.43%   3.24%   4.57%     4.93%   1.45%   3.24%   4.57%      4.93%
New York Portfolio
  Class A     6.39%   4.36%   5.25%     6.50%   1.87%   3.46%   4.79%      6.22%
  Class B     5.64%   3.59%   4.78%     5.41%   2.64%   3.59%   4.78%      5.41%
  Class C     5.64%   3.59%   4.47%     4.78%   4.64%   3.59%   4.47%      4.78%
Insured National Portfolio
  Class A     6.32%   4.28%   5.29%     6.75%   1.80%   3.37%   4.83%      6.47%
  Class B     5.60%   3.52%   4.84%     5.51%   2.60%   3.52%   4.84%      5.51%
  Class C     5.60%   3.54%   4.56%     4.90%   4.60%   3.54%   4.56%      4.90%
Insured California Portfolio
  Class A     3.39%   4.57%   5.28%     7.00%  -1.01%   3.67%   4.83%      6.74%
  Class B     2.67%   3.80%   4.81%     5.45%  -0.30%   3.80%   4.81%      5.45%
  Class C     2.67%   3.80%   4.50%     4.83%   1.68%   3.80%   4.50%      4.83%

The Portfolios' investment results represent average annual returns. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The returns reflect reinvestment of dividends and/or capital gains distributions in additional shares, without and with the effect of the 4.25% maximum front-end sales charge for Class A shares or applicable contingent deferred sales charge for Class B shares (3% year 1, 2% year 2, 1% year 3, 0% year 4); and for Class C shares (1% year 1). Returns for Class A shares do not reflect the imposition of the 1 year, 1% contingent deferred sales charge for accounts over $1,000,000.

Price fluctuation may be caused by changes in the general level of interest rates or changes in bond credit quality ratings. Changes in interest rates have a greater effect on bonds with longer maturities than on those with shorter maturities.

Past performance does not guarantee future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

Inception Dates: National, Insured National, California, New York, 12/29/86; Insured California, 11/21/85.


--------------------------------------------------------------------------------
                                     ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND o 7

                                                              Investment Results
--------------------------------------------------------------------------------

INVESTMENT RESULTS
AS OF OCTOBER 31, 2003

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND

--------------------------------------------------------------------------------
                                 30 Day       Taxable-Equivalent Yield in
Portfolio                      SEC Yield*     35% Tax Bracket (at NAV)**
--------------------------------------------------------------------------------
National Portfolio
  Class A                         5.07%                  8.00%
  Class B                         4.59%                  6.92%
  Class C                         4.60%                  6.92%
California Portfolio
  Class A                         4.97%                  8.36%
  Class B                         4.49%                  7.16%
  Class C                         4.49%                  7.16%
New York Portfolio
  Class A                         5.12%                  8.26%
  Class B                         4.64%                  7.12%
  Class C                         4.65%                  7.12%
Insured National Portfolio
  Class A                         4.34%                  6.29%
  Class B                         3.84%                  5.88%
  Class C                         3.84%                  5.88%
Insured California Portfolio
  Class A                         3.98%                  7.41%
  Class B                         3.46%                  6.21%
  Class C                         3.46%                  6.21%

* SEC yields are based on SEC guidelines and are calculated on 30 days ended October 31, 2003.

** The taxable-equivalent yield is based on NAV and a 35% marginal Federal income tax rate and maximum state, city and local taxes, where applicable.


--------------------------------------------------------------------------------
8 o ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND

Investment Results
--------------------------------------------------------------------------------

INVESTMENT RESULTS

AVERAGE ANNUAL RETURNS (With Sales Charges)
AS OF THE MOST RECENT QUARTER-END (September 30, 2003)

Portfolio                    1 Year    5 Years    10 Years    Since Inception
--------------------------------------------------------------------------------
National Portfolio
  Class A                    -0.10%      2.48%      4.35%           6.49%
  Class B                     0.67%      2.67%      4.36%           5.11%
  Class C                     2.65%      2.69%      4.10%           4.53%
California Portfolio
  Class A                    -3.20%      3.09%      4.89%           6.69%
  Class B                    -2.45%      3.27%      4.90%           5.59%
  Class C                    -0.52%      3.27%      4.61%           5.01%
New York Portfolio
  Class A                    -0.26%      3.44%      4.78%           6.25%
  Class B                     0.35%      3.58%      4.77%           5.46%
  Class C                     2.22%      3.57%      4.45%           4.82%
Insured National Portfolio
  Class A                    -0.36%      3.42%      4.85%           6.53%
  Class B                     0.34%      3.59%      4.88%           5.60%
  Class C                     2.43%      3.61%      4.60%           5.00%
Insured California Portfolio
  Class A                    -3.94%      3.68%      4.81%           6.78%
  Class B                    -3.40%      3.82%      4.80%           5.51%
  Class C                    -1.48%      3.82%      4.49%           4.89%

The Portfolios' investment results represent average annual returns. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The returns reflect reinvestment of dividends and/or capital gains distributions in additional shares without and with the effect of the 4.25% maximum front-end sales charge for Class A shares or applicable contingent deferred sales charge for Class B shares (3% year 1, 2% year 2, 1% year 3, 0% year 4); and for Class C shares (1% year 1). Returns for Class A shares do not reflect the imposition of the 1%, year 1 contingent deferred sales charge for accounts over $1,000,000.

Price fluctuation may be caused by changes in the general level of interest rates or changes in bond credit quality ratings. Changes in interest rates have a greater effect on bonds with longer maturities than on those with shorter maturities.

Past performance does not guarantee future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

Inception Dates: National, Insured National, California, New York, 12/29/86; Insured California, 11/21/85.


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                                     ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND o 9

                                     National Portfolio-Portfolio of Investments
--------------------------------------------------------------------------------

NATIONAL PORTFOLIO
PORTFOLIO OF INVESTMENTS
October 31, 2003

Standard &                                               Principal
Poor's                                                      Amount
Ratings(a)                                                   (000)                       Value
----------------------------------------------------------------------------------------------
       MUNICIPAL BONDS-98.0%

       Long-Term Municipal Bonds-97.6%
       Alabama-0.4%
AAA    Hoover Spl Tax
       Board of Education MBIA Ser 02
       5.00%, 2/15/11 ......................             $   1,855           $       2,043,579
                                                                             -----------------

       Arizona-1.1%
NR     Estrella Mtn Ranch CFD
       (Desert Village) Ser 02
       7.375%, 7/01/27 .....................                 2,950                   2,983,011
NR     Sundance CFD
       Dist #1 Ser 02
       7.75%, 7/01/22 ......................                 1,000                   1,002,960
NR     Vistancia CFD
       Ser 02
       6.75%, 7/15/22 ......................                 2,000                   2,020,660
                                                                             -----------------
                                                                                     6,006,631
                                                                             -----------------

       California-4.5%
BBB+   California Dept Wtr
       Pwr Supply Rev Ser 02A
       5.375%, 5/01/22 .....................                 2,000                   2,039,440
AAA    California GO
       AMBAC Ser 02
       5.00%, 4/01/27 ......................                 2,650                   2,671,598
BBB    California GO
       Ser 02
       5.25%, 2/01/30 ......................                 1,800                   1,774,620
       5.25%, 4/01/30 ......................                   825                     813,359
BBB    California GO
       Ser 03
       5.00%, 2/01/32 ......................                 4,650                   4,433,403
       5.00%, 2/01/33 ......................                 2,400                   2,286,552
       5.25%, 2/01/24 ......................                 2,000                   1,997,360
AAA    California St Dept Wtr
       FSA Ser 03
       9.33%, 5/01/11 ......................                 2,650                   3,249,006
AAA    Manteca Uni Sch Dist # 89-1
       Special Tax MBIA Ser 01
       Zero coupon, 9/01/31(g) .............                11,910                   2,582,802
AAA    San Jose MFHR
       (Almaden Apts) Series 01G AMT
       5.35%, 7/15/34 ......................                 3,025                   3,076,425
                                                                             -----------------
                                                                                    24,924,565
                                                                             -----------------


--------------------------------------------------------------------------------
10 o ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND

National Portfolio-Portfolio of Investments
--------------------------------------------------------------------------------

Standard &                                               Principal
Poor's                                                      Amount
Ratings(a)                                                   (000)                       Value
----------------------------------------------------------------------------------------------
       Colorado-1.2%
AA+    Colorado HFA SFMR
       (Mtg Rev) Ser 99A-2 AMT
       6.45%, 4/01/30 ......................             $   1,630           $       1,739,911
BBB    Colorado Hlth Fac Auth
       Hosp Rev (Vail Valley) Ser 01
       5.80%, 1/15/27 ......................                 2,300                   2,305,727
Ca     Denver City & Cnty Arpt Auth
       (United Airlines) Ser 92A AMT
       6.875%, 10/01/32 (b)(c) .............                 5,075                   2,639,000
                                                                             -----------------
                                                                                     6,684,638
                                                                             -----------------

       Connecticut-2.1%
BBB    Connecticut Dev Auth PCR
       (Ct Light & Pwr Co Proj) Ser 93 AMT
       5.95%, 9/01/28 ......................                11,000                  11,460,350
                                                                             -----------------

       District of Columbia-1.1%
BBB    District of Columbia
       Tobacco Settlement Bonds Ser 01
       6.50%, 5/15/33 ......................                 4,300                   3,791,740
       6.75%, 5/15/40 ......................                 2,700                   2,417,742
                                                                             -----------------
                                                                                     6,209,482
                                                                             -----------------

       Florida-20.6%
NR     Beacon Tradeport CDD
       Ser 02B
       7.25%, 5/01/33 ......................                 2,410                   2,508,689
NR     Bonnet Creek CDD
       Ser 02
       7.25%, 5/01/18 ......................                 2,000                   2,079,860
Aaa    Brevard Cnty HFA SFMR
       (Mtg Rev) FHA Ser 94 AMT
       6.70%, 9/01/27(b) ...................                   635                     657,701
NR     Clay Cnty CDD
       (Crossings at Fleming Island)
       Eagle Harbor Ser 00C
       7.05%, 5/01/15 ......................                 2,170                   2,288,439
NR     Collier Cnty CFD
       (Fiddlers Creek) Ser 96
       7.50%, 5/01/18 ......................                 1,205                   1,279,240
NR     Collier Cnty IDR
       (Southern St Util) Ser 96 AMT
       6.50%, 10/01/25 .....................                 3,605                   3,620,177
AAA    Dade Cnty Arpt Rev
       (Miami Int'l) MBIA Ser 95B AMT
       6.00%, 10/01/24 .....................                 4,730                   5,003,820


--------------------------------------------------------------------------------
                                    ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND o 11

                                     National Portfolio-Portfolio of Investments
--------------------------------------------------------------------------------

Standard &                                               Principal
Poor's                                                      Amount
Ratings(a)                                                   (000)                       Value
----------------------------------------------------------------------------------------------
NR     Gateway CDD
       (Sun City Center)
       5.50%, 5/01/10 ......................             $     995           $         995,746
AA     Jacksonville Econ Dev Comm Hosp Rev
       (Mayo Clinic) Ser 01C
       5.50%, 11/15/36 .....................                10,000                  10,315,500
AA     Jacksonville Elec Auth
       Ser 02A
       5.50%, 10/01/41 .....................                 3,750                   3,831,600
NR     Lee Cnty CDD
       (Miromar Lakes) Ser 00A
       7.25%, 5/01/12 ......................                 4,990                   5,237,803
NR     Lee Cnty CDD
       (Stoneybrook) Ser 98
       5.70%, 5/01/08 ......................                   370                     373,053
NR     Lee Cnty CFD
       (Herons Glen) Ser 99
       5.90%, 5/01/19 ......................                 2,695                   2,739,926
       6.00%, 5/01/29 ......................                10,310                  10,397,944
Aaa    Lee Cnty HFA SFMR
       (Mtg Rev) GNMA/FNMA Ser 00A-1 AMT
       7.20%, 3/01/33(b) ...................                   445                     455,600
NR     Manatee Cnty CDD
       (Tara CDD #1) Ser 00A
       7.15%, 5/01/31 ......................                 1,935                   2,028,905
NR     Manatee Cnty CDD
       (Tara CDD #1) Ser 00B
       6.75%, 5/01/10 ......................                 2,380                   2,500,809
NR     Marshall Creek CDD
       Spl Assmt Rev Ser 02
       6.625%, 5/01/32 .....................                 1,750                   1,771,735
BB     Miami Beach Health Fac Auth
       (Mt Sinai Med Center) Ser 01A
       6.80%, 11/15/31 .....................                 3,500                   3,439,730
AAA    Miami Dade Cnty HFA MFHR
       (Marbrisa Apts) FSA Ser 00-2A AMT
       6.15%, 8/01/38 ......................                 4,200                   4,480,014
NR     Northern Palm Beach Cnty Imp Dist #9A
       (ABACOA) Ser 96A
       7.20%, 8/01/16 ......................                 8,000                   9,336,880
       7.30%, 8/01/27 ......................                 8,000                   9,358,240
A3     Orange Cnty HFA MFHR
       (Seminole Pt Proj) Ser 99L AMT
       5.80%, 6/01/32(b) ...................                 6,855                   7,066,203
NR     Orlando Assess Dist
       (Conroy Rd Proj) Ser 98A
       5.80%, 5/01/26 ......................                 3,250                   3,260,400
A      Pasco Cnty HFA MFHR
       (Pasco Woods Apts) Ser 99A AMT
       5.90%, 8/01/39 ......................                 3,690                   3,805,681


--------------------------------------------------------------------------------
12 o ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND

National Portfolio-Portfolio of Investments
--------------------------------------------------------------------------------

Standard &                                               Principal
Poor's                                                      Amount
Ratings(a)                                                   (000)                       Value
----------------------------------------------------------------------------------------------
NR     Pier Park CDD
       Cap Impt Rev Ser 02-1
       7.15%, 5/01/34 ......................             $   4,700           $       4,846,687
NR     Preserve at Wilderness Lake
       Comm Dev Auth Comm Fac Rev Ser 02B
       6.20%, 11/01/08 .....................                 1,235                   1,250,265
Aaa    St Johns Cnty CDD
       (Julington Creek Plantation) Ser 97
       6.70%, 5/01/07(b) ...................                   690                     758,931
Baa3   Volusia Cnty Ed Fac
       (Embry-Riddle Aero Univ) Ser 96A
       6.125%, 10/15/26(b) .................                 6,135                   6,190,583
NR     Westchester CDD #1
       Ser 03
       5.50%, 1/01/04 ......................                 3,000                   3,000,030
                                                                             -----------------
                                                                                   114,880,191
                                                                             -----------------

       Hawaii-0.5%
AAA    Hawaii Dept Budget & Fin
       (Elec Co & Subsidiary Proj) XLCA
       Ser 03 AMT
       5.00%, 12/01/22 .....................                 2,500                   2,503,600
                                                                             -----------------
       Illinois-5.5%
AAA    Chicago Arpt Rev
       (Midway Arpt) MBIA Ser 98B
       5.00%, 1/01/35 ......................                 5,200                   5,175,248
AAA    Chicago Arpt Rev
       (O'Hare Int'l Arpt) MBIA Ser 02A AMT
       5.375%, 1/01/32 .....................                10,000                  10,174,200
AAA    Chicago Arpt Rev
       (O'Hare Int'l Arpt) XLCA Ser 03B-1
       5.25%, 1/01/34 ......................                 3,400                   3,461,404
AAA    Chicago HFA SFMR
       (Mtg Rev) GNMA/FNMA/FHLMC
       Ser 00A AMT
       5.60%, 9/01/19 ......................                   435                     440,029
Aaa    Chicago HFA SFMR
       (Mtg Rev) GNMA/FNMA/FHLMC
       Ser 98A-1 AMT
       6.45%, 9/01/29(b) ...................                 1,265                   1,310,072
Aaa    Chicago HFA SFMR
       (Mtg Rev) GNMA/FNMA/FHLMC
       Ser 98C-1 AMT
       6.30%, 9/01/29(b) ...................                 1,065                   1,104,426
Aaa    Chicago HFA SFMR
       (Mtg Rev) GNMA/FNMA/FHLMC
       Ser 99A AMT
       6.35%, 10/01/30(b) ..................                 1,105                   1,149,985


--------------------------------------------------------------------------------
                                    ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND o 13

                                     National Portfolio-Portfolio of Investments
--------------------------------------------------------------------------------

Standard &                                               Principal
Poor's                                                      Amount
Ratings(a)                                                   (000)                       Value
----------------------------------------------------------------------------------------------
Aaa    Chicago HFA SFMR
       (Mtg Rev) GNMA/FNMA/FHLMC
       Ser 99C AMT
       7.05%, 10/01/30(b) ..................             $     575           $         600,863
NR     Chicago Spl Assess
       (Lake Shore East) Ser 03
       6.75%, 12/01/32 .....................                 3,500                   3,565,310
AAA    Met Pier & Expo Auth Special Tax Rev
       (McCormick Place) Ser 02A
       5.25%, 6/15/42(d) ...................                 3,750                   3,852,337
                                                                             -----------------
                                                                                    30,833,874
                                                                             -----------------

       Iowa-0.2%
BBB    Iowa TSA
       Tobacco Settlement Bonds Ser 01B
       5.30%, 6/01/25 ......................                 1,350                   1,071,131
                                                                             -----------------

       Louisiana-1.0%
BBB    De Soto Parish PCR
       (Int'l Paper Co) Ser 02A
       5.00%, 10/01/12 .....................                 4,000                   4,142,280
Baa3   Louisiana Arpt Fac
       (Cargo ACQ Grp) Ser 02 AMT
       6.65%, 1/01/25(b) ...................                 1,230                   1,276,789
                                                                             -----------------
                                                                                     5,419,069
                                                                             -----------------

       Maine-0.4%
BBB    Jay Environmental Impt PCR
       (Int'l Paper) Ser 99A AMT
       6.25%, 9/01/23 ......................                 2,300                   2,381,650
                                                                             -----------------

       Maryland-1.4%
Aa2    Maryland CDA SFMR
       (Mtg Rev) Ser 00A AMT
       6.10%, 7/01/38(b) ...................                 6,285                   6,565,751
NR     Maryland IDR Eco Dev
       (Med Waste Assoc) Ser 89 AMT
       8.75%, 11/15/10 .....................                 1,275                   1,093,669
                                                                             -----------------
                                                                                     7,659,420
                                                                             -----------------

       Massachusetts-7.3%
AA     Massachusetts Dev Fin Agy Hlth Fac
       (Seven Hills) Ser 99 Asset Gty
       5.15%, 9/01/28 ......................                 6,035                   6,082,858
AAA    Massachusetts GO
       FGIC Ser 02C
       5.50%, 11/01/13 .....................                   790                     897,946
AA-    Massachusetts GO
       Ser 02C
       5.25%, 11/01/30 .....................                 5,000                   5,155,300


--------------------------------------------------------------------------------
14 o ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND

National Portfolio-Portfolio of Investments
--------------------------------------------------------------------------------

Standard &                                               Principal
Poor's                                                      Amount
Ratings(a)                                                   (000)                       Value
----------------------------------------------------------------------------------------------
A+     Massachusetts Port Auth
       Ser 99D AMT
       6.00%, 7/01/29 ......................             $   7,500           $       8,138,700
AAA    Massachusetts Port Auth Spec Fac
       (BosFuel Corp) MBIA Ser 97 AMT
       6.00%, 7/01/36 ......................                13,825                  14,960,585
AAA    Massachusetts Port Auth Spec Fac
       (Delta Airlines) AMBAC Ser 01A AMT
       5.00%, 1/01/27 ......................                 4,000                   3,908,520
A3     New England Ed Loan Mktg Corp
       Student Loan Rev Ser 93H AMT
       6.90%, 11/01/09(b) ..................                 1,500                   1,719,315
                                                                             -----------------
                                                                                    40,863,224
                                                                             -----------------

       Michigan-5.0%
BB-    Detroit Local Dev Fin Auth
       (DaimlerChrysler Jefferson North
       Assembly Plant) Ser 98A
       5.50%, 5/01/21 ......................                   560                     437,287
AAA    Michigan HDA MFHR
       Rental Hsg Rev AMBAC Ser 97A AMT
       6.10%, 10/01/33 .....................                 1,000                   1,039,500
A      Michigan Hosp Fin Auth
       (Sparrow Med Center) Ser 01
       5.625%, 11/15/36 ....................                 2,650                   2,665,767
AA-    Michigan Hosp Fin Auth
       (Trinity Health) Ser 00A
       6.00%, 12/01/27 .....................                 4,515                   4,814,751
A-     Michigan Strategic Fund PCR
       (Detroit Edison) Ser 01B AMT
       5.65%, 9/01/29 ......................                   500                     507,530
BB-    Midland Cnty PCR
       (CMS Energy) Ser 00A AMT
       6.875%, 7/23/09 .....................                 8,000                   8,195,760
A      Saginaw Hosp Fin Auth
       (Covenant Med Ctr) Ser 00F
       6.50%, 7/01/30 ......................                 7,125                   7,582,924
AA     Troy Downtown Dev Auth
       Ser 95A Asset Gty
       6.375%, 11/01/18 ....................                 2,500                   2,795,975
                                                                             -----------------
                                                                                    28,039,494
                                                                             -----------------

       Minnesota-2.8%
AAA    Minn-St Paul Met Arpt Rev
       FGIC Ser 00B AMT
       6.00%, 1/01/21 ......................                 3,520                   3,871,472
AAA    Minn-St Paul Met Arpt Rev
       FGIC Ser 99B AMT
       5.625%, 1/01/16 .....................                 7,920                   8,482,716


--------------------------------------------------------------------------------
                                    ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND o 15

                                     National Portfolio-Portfolio of Investments
--------------------------------------------------------------------------------

Standard &                                               Principal
Poor's                                                      Amount
Ratings(a)                                                   (000)                       Value
----------------------------------------------------------------------------------------------
AA-    St Cloud Higher Ed
       (MN St Univ Proj) Ser 02
       5.00%, 5/01/23 ......................             $   1,000           $       1,018,690
Aaa    St Paul Hsg & Redev Auth MFHR
       (Wellington Proj) Ser 99A
       5.10%, 2/01/24(b) ...................                 2,000                   2,025,200
                                                                             -----------------
                                                                                    15,398,078
                                                                             -----------------

       Mississippi-0.3%
BBB    Warren Cnty Environmental Impt Rev PCR
       (Int'l Paper) Ser 99A AMT
       6.25%, 9/01/23 ......................                 1,800                   1,863,900
                                                                             -----------------

       Missouri-0.4%
Baa3   Kansas City Arpt Fac Rev
       (Cargo ACQ Grp) Ser 02
       6.25%, 1/01/30(b) ...................                 1,995                   1,974,511
                                                                             -----------------

       Montana-1.2%
B-     Montana Board of Investments PCR
       (Stillwater Mining) Ser 00 AMT
       8.00%, 7/01/20 ......................                 6,800                   6,492,980
                                                                             -----------------

       Nebraska-0.5%
AAA    Nebraska Inv Fin Auth Hosp Rev
       (Bishop Clarkson Mem) MBIA Ser 91
       12.062%, 12/08/16(e) ................                 3,000                   3,005,070
                                                                             -----------------

       Nevada-1.1%
NR     North Las Vegas Comm Fac
       (Aliante #60) Ser 03
       6.40%, 12/01/22 .....................                 1,000                   1,013,810
AAA    Reno Special Tax Rev
       (RetracTransp Proj) AMBAC Ser 02
       5.25%, 6/01/41 ......................                 5,000                   5,131,650
                                                                             -----------------
                                                                                     6,145,460
                                                                             -----------------

       New Hampshire-0.8%
BBB+   New Hampshire Bus Fin Auth PCR
       (Public Service Co) Ser 93E AMT
       6.00%, 5/01/21 ......................                 4,500                   4,623,300
                                                                             -----------------

       New Jersey-1.8%
B      New Jersey Eco Dev Auth
       (Continental Airlines) Ser 00 AMT
       7.20%, 11/15/30 .....................                 5,950                   5,588,002
Aaa    New Jersey Ed Facs Auth
       AMBAC Ser 03
       7.81%, 9/01/21(b)(e) ................                 4,000                   4,438,400
                                                                             -----------------
                                                                                    10,026,402
                                                                             -----------------


--------------------------------------------------------------------------------
16 o ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND

National Portfolio-Portfolio of Investments
--------------------------------------------------------------------------------

Standard &                                               Principal
Poor's                                                      Amount
Ratings(a)                                                   (000)                       Value
----------------------------------------------------------------------------------------------
       New York-4.0%
A      Metropolitan Trans Auth
       Ser 03
       9.935%, 11/15/10 ....................             $   2,050           $       2,332,572
A      New York GO
       Ser 03
       5.50%, 8/01/21 ......................                 5,000                   5,245,550
       5.75%, 3/01/15 ......................                 2,350                   2,586,527
       5.75%, 3/01/17 ......................                 1,900                   2,071,513
A      New York GO
       Ser 97A
       6.25%, 8/01/17 ......................                   945                   1,054,119
A      New York GO
       Ser 97A
       Prerefunded 8/01/06 @ 101.5
       6.25%, 8/01/17 ......................                 4,805                   5,477,268
NR     New York Indl Dev Agy
       (Lycee Francais) Ser 02C
       6.80%, 6/01/28 ......................                 2,500                   2,568,325
AA     New York State Dorm Auth Rev
       Ser 03
       17.328%, 7/01/14(e) .................                   191                     270,403
       17.328%, 7/01/15(e) .................                   230                     308,853
       17.328%, 7/01/16(e) .................                   228                     297,987
       17.328%, 7/01/17(e) .................                   256                     333,752
                                                                             -----------------
                                                                                    22,546,869
                                                                             -----------------

       Ohio-4.7%
BBB    Cuyahoga Cnty Hosp Rev
       (Univ Hosp Hlth) Ser 00
       7.50%, 1/01/30 ......................                   750                     823,313
NR     Cuyahoga Cnty Port Auth Rev
       Ser 01
       7.35%, 12/01/31 .....................                 5,400                   5,573,934
A      Franklin Cnty
       (OCLC Online Computer Libry Ctr) Ser 98
       5.20%, 10/01/20 .....................                 1,200                   1,253,844
Aaa    Hamilton Cnty Sales Tax Rev
       AMBAC Ser 03
       14.20%, 12/01/32(b)(e) ..............                 4,810                   5,300,043
Aaa    Ohio HFA SFMR
       (Mtg Rev) GNMA Ser 00A-1 AMT
       6.35%, 9/01/31(b) ...................                 2,340                   2,462,686
Baa2   Toledo Lucas Cnty Port Fac
       (CSX Transp) Ser 92
       6.45%, 12/15/21(b) ..................                 9,730                  10,745,228
                                                                             -----------------
                                                                                    26,159,048
                                                                             -----------------


--------------------------------------------------------------------------------
                                    ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND o 17

                                     National Portfolio-Portfolio of Investments
--------------------------------------------------------------------------------

Standard &                                               Principal
Poor's                                                      Amount
Ratings(a)                                                   (000)                       Value
----------------------------------------------------------------------------------------------
       Oklahoma-0.5%
B-     Oklahoma Dev Fin Auth Rev
       (Hillcrest Healthcare)
       5.625%, 8/15/29 .....................             $   2,000           $       1,371,500
       5.75%, 8/15/15 ......................                 1,490                   1,183,850
                                                                             -----------------
                                                                                     2,555,350
                                                                             -----------------

       Oregon-0.7%
Aa2    Oregon Hsg Dev Agy SFMR
       (Mtg Rev) Ser 02B AMT
       5.45%, 7/01/32(b) ...................                 3,955                   4,028,444
                                                                             -----------------

       Pennsylvania-4.5%
A      Montgomery Cnty Hosp Rev
       (Abinton Mem Hosp) Ser 02A
       5.125%, 6/01/32 .....................                 2,000                   1,906,320
A+     Pennsylvania Hgr Ed Hosp Rev
       (UPMC) Ser 01A
       6.00%, 1/15/31 ......................                 3,845                   3,990,610
AAA    Philadelphia Utility Rev
       (Gas Works) FSA Ser 3
       5.125%, 8/01/31 .....................                 5,000                   5,055,300
Aaa    South Central Hosp Rev
       (Wellspan Hlth) MBIA Ser 01
       5.25%, 5/15/31(b) ...................                 6,300                   6,474,195
AAA    Washington Cnty
       Capital Funding AMBAC Ser 99
       6.15%, 12/01/29 .....................                 6,480                   7,579,851
                                                                             -----------------
                                                                                    25,006,276
                                                                             -----------------

       Puerto Rico-0.2%
AAA    Puerto Rico Hsg Fin Corp SFMR
       (Mtg Rev) GNMA Ser 98C AMT
       5.20%, 12/01/32 .....................                   875                     886,690
                                                                             -----------------

       South Carolina-1.9%
BBB    South Carolina
       Tobacco Settlement Bonds Ser 01
       6.375%, 5/15/28 .....................                11,850                  10,364,247
                                                                             -----------------

       South Dakota-0.3%
BBB    South Dakota
       Tobacco Settlement Bonds Ser 02B
       6.50%, 6/01/32 ......................                 2,000                   1,765,720
                                                                             -----------------

       Texas-15.0%
BBB    Alliance Arpt Auth Spec Fac
       (Federal Express) Ser 96 AMT
       6.375%, 4/01/21 .....................                13,050                  13,658,652


--------------------------------------------------------------------------------
18 o ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND

National Portfolio-Portfolio of Investments
--------------------------------------------------------------------------------

Standard &                                               Principal
Poor's                                                      Amount
Ratings(a)                                                   (000)                       Value
----------------------------------------------------------------------------------------------
AAA    Corpus Christi Arpt Rev
       (Corpus Christi Int'l) FSA Ser 00B
       5.375%, 2/15/30 .....................             $   7,100           $       7,321,804
AAA    Dallas Fort Worth Arpt Rev
       FGIC Ser 01 AMT
       5.50%, 11/01/35 .....................                20,000                  20,612,000
AAA    Dallas Fort Worth Arpt Rev
       MBIA Ser 03M AMT
       5.25%, 11/01/25 .....................                 5,000                   5,101,250
AAA    Ector Cnty Ind Sch Dist
       Ser 03
       5.25%, 8/15/27 ......................                 5,000                   5,153,900
Baa3   Grapevine Arpt Fac Rev
       (Cargo ACQ Grp) Ser 02 AMT
       6.50%, 1/01/24(b) ...................                 1,000                   1,030,470
B-     Houston Arpt Fac
       (Continental Airlines) Ser 01E AMT
       7.00%, 7/01/29 ......................                 3,750                   3,373,238
B-     Houston Arpt Fac
       (Continental Airlines) Ser 97B AMT
       6.125%, 7/15/27 .....................                 8,000                   6,416,160
B-     Houston Arpt Fac
       (Continental Airlines) Ser 98C AMT
       5.70%, 7/15/29 ......................                 4,000                   2,951,400
Baa3   Houston Arpt Fac Rev
       (Cargo ACQ Grp) Ser 02 AMT
       6.375%, 1/01/23(b) ..................                 3,000                   3,044,310
AA+    San Antonio GO
       Ser 02
       5.00%, 2/01/22 ......................                 3,100                   3,152,111
AAA    Texas Turnpike Auth
       AMBAC Series 02A
       5.50%, 8/15/39 ......................                 7,500                   7,921,350
Baa1   Tyler Health Fac Hosp Rev
       (Mother Francis Regl Hlth) Ser 01
       6.00%, 7/01/31(b) ...................                 3,900                   3,960,099
                                                                             -----------------
                                                                                    83,696,744
                                                                             -----------------

       Virginia-1.2%
A2     Arlington IDA Hosp Rev
       (Arlington Hlth Sys) Ser 01
       5.25%, 7/01/31(b) ...................                 1,000                     992,710
NR     Bell Creek CDD
       Spl Assmt Ser 03A
       6.75%, 3/01/22 ......................                 3,000                   3,024,000
NR     Broad St Comm Dev Auth
       Ser 03
       7.50%, 6/01/33 ......................                 3,000                   2,938,710
                                                                             -----------------
                                                                                     6,955,420
                                                                             -----------------


--------------------------------------------------------------------------------
                                    ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND o 19

                                     National Portfolio-Portfolio of Investments
--------------------------------------------------------------------------------

Standard &                                               Principal
Poor's                                                      Amount
Ratings(a)                                                   (000)                       Value
----------------------------------------------------------------------------------------------
       Washington-2.5%
AAA    King Cnty Sewer Rev
       FSA Ser 02A
       5.25%, 1/01/32 ......................             $   3,000           $       3,067,680
BBB    Washington TSA
       Tobacco Settlement Bonds Ser 02
       6.625%, 6/01/32 .....................                12,000                  10,705,800
                                                                             -----------------
                                                                                    13,773,480
                                                                             -----------------

       Wisconsin-0.9%
BBB    Badger TSASC
       Tobacco Settlement Bonds Ser 02
       6.125%, 6/01/27 .....................                 2,900                   2,649,962
Baa3   Milwaukee Arpt Rev
       (Cargo ACQ Grp) Ser 02 AMT
       6.50%, 1/01/25(b) ...................                 2,345                   2,355,975
                                                                             -----------------
                                                                                     5,005,937
                                                                             -----------------

       Total Long-Term Municipal Bonds
         (cost $525,473,213)................                                       543,254,824
                                                                             -----------------

       Short-Term Municipal Note(f)-0.4%
       Arizona-0.4%
A-1+   Maricopa Cnty IDA MFHR
       (San Remo Apts Proj) Ser 02
       1.13%, 9/15/35(b) ...................                 2,400                   2,400,000
                                                                             -----------------

       Total Short-Term Municipal Note
         (cost $2,400,000)..................                                         2,400,000
                                                                             -----------------

       Total Investments-98.0%
         (cost $527,873,213)................                                       545,654,824
       Other assets less liabilities-2.0%...                                        11,215,389
                                                                             -----------------

       Net Assets-100%......................                                 $     556,870,213
                                                                             =================


--------------------------------------------------------------------------------
20 o ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND

National Portfolio-Portfolio of Investments
--------------------------------------------------------------------------------

INTEREST RATE SWAP (see Note D)

                                                  Rate Type
                                           =======================
                                           Payments      Payments
                                             made        received
     Swap       Notional    Termination     by the        by the      Unrealized
 Counterparty    Amount        Date        Portfolio     Portfolio   Depreciation
 ============   ========    ===========    =========     =========   ============
 J.P. Morgan   $1,935,000    11/01/13        5.26%         LIBOR+      $(87,247)

+     LIBOR (London Interbank Offered Rate)

FINANCIAL FUTURES CONTRACTS SOLD (see Note D)

                                                          Value at
                Number of     Expiration     Original    October 31,    Unrealized
     Type       Contracts        Month         Value        2003       Depreciation
     ====       =========     ==========     ========    ===========   ============
 U.S. T-Note                   December
 10 Yr Future      11            2003      $ 1,226,115   $1,235,266    $   (9,151)

  Swap 10 Yr                   December
    Future         28            2003        3,037,895    3,068,625       (30,730)
                                                                       ----------
                                                                       $  (39,881)
                                                                       ----------

See footnote summary on page 52.

See Glossary of Terms on pages 52-53.

See notes to financial statements.


--------------------------------------------------------------------------------
                                    ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND o 21

                                     National Portfolio-Portfolio of Investments
--------------------------------------------------------------------------------

INSURED NATIONAL PORTFOLIO
PORTFOLIO OF INVESTMENTS
October 31, 2003

Standard &                                               Principal
Poor's                                                      Amount
Ratings(a)                                                   (000)                       Value
----------------------------------------------------------------------------------------------
       MUNICIPAL BONDS-98.9%

       Long-Term Municipal Bonds-98.9%
       Alabama-0.6%
AAA    Jefferson Cnty
       Wtr & Swr Rev FGIC Ser 02B
       5.00%, 2/01/41 ......................             $     625           $         697,519
AAA    Jefferson Cnty
       Wtr & Swr Rev FGIC Ser 02B
       Prerefunded 8/01/12 @ 100
       5.00%, 2/01/41 ......................                   375                     415,526
                                                                             -----------------
                                                                                     1,113,045
                                                                             -----------------

       Alaska-4.7%
AAA    Alaska HFC SFMR
       (Mtg Rev) MBIA Ser 97A
       6.00%, 6/01/27 ......................                 8,500                   8,857,000
                                                                             -----------------

       California-13.7%
AAA    California GO
       AMBAC Ser 02B
       5.00%, 4/01/27 ......................                 3,000                   3,024,450
AAA    California GO
       AMBAC Ser 03
       5.00%, 2/01/33 ......................                 4,365                   4,371,329
AAA    California GO
       FSA Ser 03
       5.00%, 2/01/29 ......................                 3,645                   3,658,669
BBB    California GO
       Ser 02
       5.25%, 2/01/30 ......................                 2,000                   1,971,800
AAA    Golden St
       Tobacco Settlement Bonds XLCA Ser 03
       5.50%, 6/01/33 ......................                 2,000                   2,078,340
NR     Los Angeles Cnty CFD #92-1
       (Northlake Proj) Ser 92
       9.00%, 10/01/19 .....................                 8,710                   8,486,850
AAA    San Bernardino Cnty Redev
       (Ontario Proj #1) MBIA Ser 93 ETM
       5.80%, 8/01/23 ......................                 2,000                   2,048,560
                                                                             -----------------
                                                                                    25,639,998
                                                                             -----------------

       Colorado-7.3%
AAA    Denver City & Cnty Arpt Rev
       MBIA Ser 95A
       5.70%, 11/15/25 .....................                 6,375                   6,727,282


--------------------------------------------------------------------------------
22 o ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND

Insured National Portfolio-Portfolio of Investments
--------------------------------------------------------------------------------

Standard &                                               Principal
Poor's                                                      Amount
Ratings(a)                                                   (000)                       Value
----------------------------------------------------------------------------------------------
AAA    Northwest Parkway Auth
       Toll Rev FSA Ser 01C
       Zero coupon, 6/15/25 ................             $  10,000           $       7,016,100
                                                                             -----------------
                                                                                    13,743,382
                                                                             -----------------

       Florida-2.5%
NR     Collier Cnty CFD
       (Fiddler's Creek) Series 99A
       5.875%, 5/01/21 .....................                 1,435                   1,431,111
AA     Volusia Cnty Hlth Fac
       (John Knox Village) Asset Gty Ser 96A
       6.00%, 6/01/17 ......................                 3,000                   3,233,100
                                                                             -----------------
                                                                                     4,664,211
                                                                             -----------------

       Illinois-6.8%
AAA    Chicago Arpt Rev
       (O'Hare Int'l Arpt) XLCA Ser 03
       5.25%, 1/01/34 ......................                 1,700                   1,730,702
AAA    Chicago Stadium Rev
       (Soldier Field) AMBAC Ser 01
       5.50%, 6/15/30(g) ...................                10,000                   7,173,000
AAA    Met Pier & Expo Auth
       (McCormick Place) MBIA Ser 02A
       5.25%, 6/15/42 ......................                 3,750                   3,852,338
                                                                             -----------------
                                                                                    12,756,040
                                                                             -----------------

       Iowa-0.8%
BBB    Iowa
       Tobacco Settlement Bonds Ser 01B
       5.30%, 6/01/25 ......................                 2,000                   1,586,860
                                                                             -----------------

       Massachusetts-7.0%
AAA    Massachusetts GO
       FGIC Ser 02C
       5.50%, 11/01/13 .....................                 1,800                   2,045,952
AAA    Massachusetts HFA MFHR
       AMBAC Ser 93A
       6.15%, 10/01/15 .....................                   140                     142,066
AA     Massachusetts Hlth & Ed Facs
       (Berkshire Hlth Sys) Asset Gty Ser 01E
       5.70%, 10/01/25 .....................                 8,500                   9,016,035
AA     Massachusetts Hlth & Ed Facs
       (Cap Cod Healthcare) Asset Gty
       Ser 01C
       5.25%, 11/15/31 .....................                 1,900                   1,916,188
                                                                             -----------------
                                                                                    13,120,241
                                                                             -----------------


--------------------------------------------------------------------------------
                                    ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND o 23

                             Insured National Portfolio-Portfolio of Investments
--------------------------------------------------------------------------------

Standard &                                               Principal
Poor's                                                      Amount
Ratings(a)                                                   (000)                       Value
----------------------------------------------------------------------------------------------
       Michigan-7.8%
AAA    Detroit Wtr Sply Sys
       FGIC Ser 01
       5.50%, 7/01/33 ......................             $   1,450           $       1,527,227
AAA    Kalamazoo HFA Hosp Rev
       (Borgess Med Ctr) FGIC Ser 94A ETM
       9.258%, 6/01/11(e) ..................                 5,140                   5,504,169
AAA    Michigan
       (State Trunk Line Fund) FSA Ser 01A
       5.25%, 11/01/30 .....................                 1,000                   1,030,230
AAA    Michigan Pub Pwr Agy Rev
       (Belle River) MBIA Ser 02
       13.875%, 7/01/11(e) .................                 1,455                   2,021,039
AAA    Michigan Strategic Fund
       (Detroit Edison Co) MBIA Ser 95AA
       6.40%, 9/01/25 ......................                 2,335                   2,561,565
A      PontiacTax Increment
       (Dev Area #2) ACA Ser 02
       5.625%, 6/01/22 .....................                   700                     730,765
AAA    Royal Oak Hosp Fin Auth
       (William Beaumont) MBIA Ser 01M
       5.25%, 11/15/35 .....................                 1,300                   1,329,016
                                                                             -----------------
                                                                                    14,704,011
                                                                             -----------------

       Minnesota-6.0%
Aaa    Eagan MFHR
       (Woodridge Apts Proj) GNMA Ser 97A
       5.95%, 2/01/32(b) ...................                   805                     839,043
AA     Waconia Hlth Fac
       (Ridgeview Med Ctr) Asset Gty
       Ser 99A
       6.125%, 1/01/29 .....................                 9,595                  10,472,943
                                                                             -----------------
                                                                                    11,311,986
                                                                             -----------------

       Nevada-1.1%
AAA    Reno Special Tax Rev
       (Retrac Transp Proj) AMBAC Ser 02
       5.25%, 6/01/41 ......................                 2,000                   2,052,660
                                                                             -----------------

       New Hampshire-1.3%
AAA    New Hampshire Hlth & Ed Hosp Rev
       (Mary Hitchcock Hosp) FSA Ser 02
       5.50%, 8/01/27 ......................                 2,250                   2,390,873
                                                                             -----------------

       New Jersey-2.8%
BBB    New Jersey
       Tobacco Settlement Bonds Ser 02
       5.75%, 6/01/32 ......................                 1,500                   1,285,905


--------------------------------------------------------------------------------
24 o ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND

Insured National Portfolio-Portfolio of Investments
--------------------------------------------------------------------------------

Standard &                                               Principal
Poor's                                                      Amount
Ratings(a)                                                   (000)                       Value
----------------------------------------------------------------------------------------------
AAA    New Jersey Ed Facs Auth Rev
       AMBAC Ser 02A
       5.125%, 9/01/22 .....................             $   2,500           $       2,590,475
Aaa    New Jersey Ed Facs Auth Rev
       AMBAC Ser 03
       7.81%, 9/01/21(b)(e) ................                 1,210                   1,342,616
                                                                             -----------------
                                                                                     5,218,996
                                                                             -----------------

       New York-4.4%
AAA    Nassau Cnty Hlth Fac
       (Nassau Hlth Sys Rev) FSA Ser 99
       5.75%, 8/01/29 ......................                 7,600                   8,204,960
                                                                             -----------------

       Ohio-7.9%
AAA    Akron Higher Ed
       (Univ of Akron) FGIC Ser 99
       5.75%, 1/01/29 ......................                 1,000                   1,082,500
Aaa    Hamilton Cnty
       Sales Tax AMBAC Ser 00B
       5.25%, 12/01/32(b) ..................                 7,600                   7,793,572
AAA    Summit Cnty GO
       FGIC Ser 00 Pre-Re
       6.00%, 12/01/21 .....................                 5,000                   5,982,750
                                                                             -----------------
                                                                                    14,858,822
                                                                             -----------------

       Pennsylvania-9.9%
AA-    Allegheny Cnty Hgr Ed Auth
       (Carnegie Mellon Univ)
       5.50%, 3/01/28 ......................                 7,665                   8,066,569
AAA    Pennsylvania Turnpike Transp Rev
       AMBAC Ser 01
       5.25%, 7/15/41 ......................                10,000                  10,197,200
AAA    Washington Cnty
       Capital Funding AMBAC Ser 99
       6.15%, 12/01/29 .....................                   200                     233,946
                                                                             -----------------
                                                                                    18,497,715
                                                                             -----------------

       Puerto Rico-4.5%
AAA    Puerto Rico Elec Pwr Auth
       Elect Util XLCA Ser 02-1
       5.25%, 7/01/22 ......................                 7,935                   8,454,028
                                                                             -----------------

       Rhode Island-5.5%
BBB    Rhode Island
       Tobacco Settlement Bonds Ser 02A
       6.25%, 6/01/42 ......................                 1,535                   1,289,032


--------------------------------------------------------------------------------
                                    ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND o 25

                             Insured National Portfolio-Portfolio of Investments
--------------------------------------------------------------------------------

Standard &                                               Principal
Poor's                                                      Amount
Ratings(a)                                                   (000)                       Value
----------------------------------------------------------------------------------------------
AA     Rhode Island Eco Dev Auth
       (Providence Place Mall Proj) Asset Gty
       Ser 00
       6.125%, 7/01/20 .....................             $   8,000           $       8,959,440
                                                                             -----------------
                                                                                    10,248,472
                                                                             -----------------

       Texas-2.9%
AA+    San Antonio GO
       Gen Impt Ser 02
       5.00%, 2/01/23 ......................                 1,500                   1,514,010
AAA    Texas Turnpike Auth
       Turnpike Rev AMBAC Ser 02A
       5.50%, 8/15/39 ......................                 3,750                   3,960,675
                                                                             -----------------
                                                                                     5,474,685
                                                                             -----------------

       West Virginia-1.4%
Aaa    Fairmont Higher Ed
       (Fairmont St Col) FGIC Ser 02A
       5.375%, 6/01/27(b) ..................                 2,500                   2,619,450
                                                                             -----------------

       Total Investments-98.9%
         (cost $176,727,812)................                                       185,517,435
       Other assets less liabilities-1.1%...                                         2,053,060
                                                                             -----------------

       Net Assets-100%......................                                 $     187,570,495
                                                                             =================

INTEREST RATE SWAP (see Note D)

                                                   Rate Type
                                            ======================
                                            Payments     Payments
                                              made       received
     Swap         Notional    Termination    by the       by the       Unrealized
 Counterparty      Amount         Date      Portfolio    Portfolio    Depreciation
 ============     ========    ===========   =========    =========    ============
 J.P. Morgan     $1,555,000     11/01/13      5.26%        LIBOR+       $(70,113)

+     LIBOR (London Interbank Offered Rate)

See footnote summary on page 52.

See Glossary of Terms on pages 52-53.

See notes to financial statements.


--------------------------------------------------------------------------------
26 o ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND

New York Portfolio-Portfolio of Investments
--------------------------------------------------------------------------------

NEW YORK PORTFOLIO
PORTFOLIO OF INVESTMENTS
October 31, 2003

Standard &                                               Principal
Poor's                                                      Amount
Ratings(a)                                                   (000)                       Value
----------------------------------------------------------------------------------------------
       MUNICIPAL BONDS-98.4%

       Long-Term Municipal Bonds-97.5%
       Arizona-0.2%
NR     Goodyear IDA Wtr & Swr Rev
       (Litchfield Park Proj) Ser 01 AMT
       6.75%, 10/01/31 .....................             $   1,000           $       1,036,410
                                                                             -----------------

       Florida-3.3%
NR     Crossings at Fleming Island CDD
       (Eagle Harbor) Ser 00
       7.10%, 5/01/30 ......................                 5,500                   5,782,865
NR     Fiddlers Creek CDD
       Ser 96
       7.50%, 5/01/18 ......................                 4,020                   4,267,672
NR     Fiddlers Creek CDD
       Ser 99B
       5.80%, 5/01/21 ......................                 1,950                   1,961,486
NR     Lee Cnty CDD
       (Miromar Lakes) Ser 00A
       7.375%, 5/01/32 .....................                 3,455                   3,646,545
NR     Manatee Cnty CDD
       (Heritage Harbor South) Ser 02B
       5.40%, 11/01/08 .....................                 1,080                   1,089,374
NR     Marshall Creek CDD
       Ser 02A
       6.625%, 5/01/32 .....................                 1,000                   1,012,420
                                                                             -----------------
                                                                                    17,760,362
                                                                             -----------------

       Illinois-0.6%
NR     Antioch Village Spl Svc Area
       (Clublands Proj) Ser 03
       6.625%, 3/01/33 .....................                 1,000                     966,080
AAA    Illinois Dev Fin Auth PCR
       AMBAC Ser 03
       1.204%, 9/26/23(e) ..................                   500                     500,000
NR     Yorkville Spl Serv Area
       (Raintree Vlg Proj) Ser 03
       6.875%, 3/01/33 .....................                 2,000                   2,023,260
                                                                             -----------------
                                                                                     3,489,340
                                                                             -----------------

       Nevada-0.4%
NR     Henderson Local Impt Dist
       Ser 03
       5.80%, 3/01/23 ......................                 1,000                     974,970
NR     North Las Vegas Comm Fac
       (Aliante #60) Ser 03
       6.40%, 12/01/22 .....................                 1,000                   1,013,810
                                                                             -----------------
                                                                                     1,988,780
                                                                             -----------------


--------------------------------------------------------------------------------
                                    ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND o 27

                                     New York Portfolio-Portfolio of Investments
--------------------------------------------------------------------------------

Standard &                                               Principal
Poor's                                                      Amount
Ratings(a)                                                   (000)                       Value
----------------------------------------------------------------------------------------------
       New York-87.5%
Baa1   Cattaraugus Cnty Hgr Ed
       (Jamestown CC) Ser 00A
       6.50%, 7/01/30(b) ...................             $   1,000           $       1,098,350
AA     Cortland County IDA Hosp Rev
       (Cortland Mem Hosp) Radian
       5.25%, 7/01/32 ......................                 2,700                   2,726,298
BBB    Essex Cnty IDR
       (Int'l Paper) Ser 95A AMT
       5.80%, 12/01/19 .....................                 5,000                   5,061,100
Aaa    Glen Cove IDR
       (The Regency at Glen Cove)
       Ser 92B ETM
       6.90%, 10/15/19(b)(g) ...............                15,510                   7,371,748
A-     Hempstead Hgr Ed
       (Adelphi Univ Civic Fac) Ser 02
       5.50%, 6/01/32 ......................                 1,500                   1,554,885
BBB-   Herkimer Cnty IDR Hgr Ed
       (Herkimer CC Stud Hsg) Ser 00
       6.50%, 11/01/30 .....................                 2,000                   2,191,000
Aaa    Horseheads CCRC
       (Appleridge Retrmt Cmmty) GNMA
       Ser 99
       5.75%, 9/01/41(b) ...................                 4,000                   4,210,440
AAA    Long Island Power Auth Elec Rev
       FSA Ser 01A
       5.25%, 9/01/28(d) ...................                10,000                  10,303,000
AAA    Metropolitan Trans Auth
       FSA Ser 02A
       5.00%, 11/15/30 .....................                 4,000                   4,028,840
A      Metropolitan Trans Auth Rev
       Ser 03
       9.935%, 11/15/32(e) .................                 3,500                   3,982,440
Aa1    Monroe Cnty MFHR
       (Southview Towers Proj) Sonyma
       Ser 00 AMT
       6.25%, 2/01/31(b) ...................                 1,130                   1,237,892
BBB-   Nassau Cnty
       Tobacco Settlement Bonds Ser 99-1
       6.60%, 7/15/39 ......................                 5,005                   5,004,349
BBB    New York
       Tobacco Settlement TSASC Ser 99-1
       6.375%, 7/15/39 .....................                 1,375                   1,370,036
A      New York City GO
       Ser 03
       5.75%, 3/01/15 ......................                 2,350                   2,586,528
       5.75%, 3/01/17 ......................                 1,900                   2,071,513


--------------------------------------------------------------------------------
28 o ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND

New York Portfolio-Portfolio of Investments
--------------------------------------------------------------------------------

Standard &                                               Principal
Poor's                                                      Amount
Ratings(a)                                                   (000)                       Value
----------------------------------------------------------------------------------------------
A      New York City GO
       Ser 93D
       10.896%, 8/01/14(e) .................             $  10,000           $      10,334,300
A      New York City GO
       Ser 96A
       6.25%, 8/01/17 ......................                 2,545                   2,838,871
A      New York City GO
       Ser 96A
       Prerefunded 8/01/06 @ 101.5
       6.25%, 8/01/17 ......................                12,955                  14,767,534
A      New York City GO
       Ser 96J
       6.00%, 2/15/24 ......................                10,130                  10,835,757
A      New York City GO
       Ser 96J
       Prerefunded 2/15/06 @ 101.5
       6.00%, 2/15/24 ......................                 1,070                   1,191,627
AA     New York City HDC MFHR
       (Rental Hsg) Ser 01C-2 AMT
       5.40%, 11/01/33 .....................                 3,030                   3,032,273
AA     New York City HDC MFHR
       (Rental Hsg) Ser 02A AMT
       5.50%, 11/01/34 .....................                 1,250                   1,270,325
AAA    New York City Hlth & Hosp Rev
       AMBAC Ser 03A
       5.25%, 2/15/22 ......................                 5,000                   5,219,800
AAA    New York City Hosp Rev
       (Health Sys) FSA Ser 02A
       5.125%, 2/15/23 .....................                 1,500                   1,534,920
BBB-   New York City IDA
       (Brooklyn Navy Yard) Ser 97 AMT
       5.75%, 10/01/36 .....................                 3,000                   2,659,020
NR     New York City IDA
       (Lycee Francais) Ser 02C
       6.80%, 6/01/28 ......................                 2,500                   2,568,325
A      New York City IDA Ed Fac
       (Magen David Yeshivah Proj) ACA Ser 02
       5.70%, 6/15/27 ......................                 2,500                   2,586,375
Aa3    New York City IDA Ed Fac
       (Spence School)
       5.20%, 7/01/34(b) ...................                 3,155                   3,205,322
BBB-   New York City IDA Spl Fac
       (Airis JFK Proj) Ser 01A
       5.50%, 7/01/28 ......................                 9,000                   8,727,750
BB+    New York City IDA Spl Fac
       (British Airways) Ser 98 AMT
       5.25%, 12/01/32 .....................                 1,175                     830,290
BBB+   New York City IDR
       (Terminal One LP) Ser 94 AMT
       6.125%, 1/01/24 .....................                20,690                  21,204,353


--------------------------------------------------------------------------------
                                    ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND o 29

                                     New York Portfolio-Portfolio of Investments
--------------------------------------------------------------------------------

Standard &                                               Principal
Poor's                                                      Amount
Ratings(a)                                                   (000)                       Value
----------------------------------------------------------------------------------------------
AA     New York City Mun Wtr Fin Auth
       Ser 03A
       5.00%, 6/15/27 ......................             $   1,000           $       1,006,020
AAA    New York City TFA
       MBIA Ser 03
       8.452%, 2/01/15(e) ..................                 3,300                   3,805,230
AA+    New York City TFA
       Ser 00B
       6.00%, 11/15/29 .....................                 6,000                   7,160,460
AA+    New York City TFA
       Ser 02A
       5.50%, 11/01/26 .....................                 5,000                   5,632,300
A      New York City Trust Cultural Resources
       (Museum American Folk Art) ACA Ser 00
       6.125%, 7/01/30 .....................                 3,000                   3,219,240
AAA    New York City Trust Cultural Resources
       (Museum of Modern Art) AMBAC Ser 01D
       5.125%, 7/01/31 .....................                15,000                  15,277,200
A      New York GO
       Ser 01B
       5.50%, 12/01/31 .....................                12,000                  12,402,120
AA     New York State
       Tobacco Settlement Bonds Ser 03
       9.61%, 6/01/14(e) ...................                 2,500                   2,835,150
BBB    New York State Counties
       Tobacco Settlement Bonds Ser 00B
       6.625%, 6/01/42 .....................                10,000                  10,132,700
AAA    New York State Dorm Auth
       (Lutheran Med Ctr) MBIA Ser 03
       5.00%, 8/01/31 ......................                 2,000                   2,013,080
AA     New York State Dorm Auth
       (Personal Income Tax) Ser 03A
       5.00%, 3/15/32 ......................                 4,000                   3,999,760
AA-    New York State Dorm Auth
       (State University Dorm Fac)
       5.00%, 7/01/32 ......................                 4,000                   3,969,600
AAA    New York State Dorm Auth
       MBIA Ser 02D
       5.00%, 10/01/30 .....................                 1,000                   1,007,100
AAA    New York State Dorm Auth Hlth Care
       (Nursing Home) FHA Ser 02
       5.20%, 2/01/32 ......................                 3,965                   4,032,246
Aa3    New York State Dorm Auth Hlth Fac
       (FTT Sr Communities)
       5.70%, 7/01/29(b) ...................                 4,000                   4,218,920
AAA    New York State Dorm Auth Hlth Fac
       (St Barnabas) FHA AMBAC Ser 02A
       5.00%, 2/01/31 ......................                 6,000                   6,037,560


--------------------------------------------------------------------------------
30 o ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND

New York Portfolio-Portfolio of Investments
--------------------------------------------------------------------------------

Standard &                                               Principal
Poor's                                                      Amount
Ratings(a)                                                   (000)                       Value
----------------------------------------------------------------------------------------------
Aa3    New York State Dorm Auth MFHR
       (Joachim & Anne Residence) Ser 02
       5.25%, 7/01/27(b) ...................             $   1,000           $         993,230
AAA    New York State Dorm Auth Rev Hosp Rev
       (Mem Sloan-Kettering Ctr) MBIA Ser 03A
       5.00%, 7/01/22 ......................                 5,000                   5,111,150
AAA    New York State Env Fac Corp
       Clean Drinking Wtr Rev Ser 03A
       5.00%, 10/15/32 .....................                 6,800                   6,863,308
AA     New York State Hsg Fin Agy
       (Personal Income Tax) Ser 03A
       5.00%, 3/15/33 ......................                 5,000                   4,961,650
A      New York State Metro Trans Auth
       Ser 02
       5.25%, 11/15/31 .....................                 5,000                   5,093,500
A      New York State Metro Trans Auth
       Ser 02A
       5.125%, 11/15/31 ....................                 5,500                   5,533,495
AA-    New York State Metro Trans Auth
       Ser 02A
       5.25%, 11/15/30 .....................                10,000                  10,194,200
AA     New York State UDC Spl Tax
       (Empire State) Ser 02A
       5.25%, 3/15/32 ......................                 4,445                   4,535,100
BBB    Niagara Cnty IDA
       (American Ref-Fuel Corp) Ser 01C AMT
       5.625%, 11/15/24 ....................                 3,000                   3,134,850
AAA    Niagara Frontier Trans Arpt Rev
       (Buffalo Niagara) MBIA AMT
       5.625%, 4/01/29 .....................                 2,500                   2,609,125
AAA    Niagara Frontier Trans Arpt Rev
       (Gtr Buffalo Int'l) AMBAC Ser 94A AMT
       6.25%, 4/01/24 ......................                13,625                  14,113,865
AAA    NYS Dorm Auth Hlth Fac
       (Eger Rehab Ctr) FHA
       6.10%, 8/01/37 ......................                 4,250                   4,731,823
BB     NYS Dorm Auth Hosp Rev
       (Mount Sinai) Ser 00
       6.50%, 7/01/25 ......................                10,000                  10,022,800
AAA    NYS Energy Res & Dev Auth
       (Brooklyn Union Gas) MBIA AMT
       10.074%, 7/08/26(e) .................                 6,000                   6,261,480
A-     NYS Energy Res & Dev Auth
       (Long Island Ltg Co) Ser 95A AMT
       5.30%, 8/01/25 ......................                 7,500                   7,553,700
AAA    NYS Energy Res & Dev Auth PCR
       (NYS Elec & Gas) MBIA Ser 87A AMT
       6.15%, 7/01/26 ......................                15,000                  16,080,450


--------------------------------------------------------------------------------
                                    ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND o 31

                                     New York Portfolio-Portfolio of Investments
--------------------------------------------------------------------------------

Standard &                                               Principal
Poor's                                                      Amount
Ratings(a)                                                   (000)                       Value
----------------------------------------------------------------------------------------------
AAA    NYS Energy Res & Dev Auth PCR
       (NYS Elec & Gas) MBIA Ser 88A AMT
       5.95%, 12/01/27 .....................             $   6,700           $       6,848,673
Aaa    NYS Mtg Agy SFMR
       (Mortgage Rev) Ser 24 AMT
       6.125%, 10/01/30(b) .................                 1,610                   1,648,656
Aaa    NYS Mtg Agy SFMR
       (Mortgage Rev) Ser 29 AMT
       5.45%, 4/01/31(b) ...................                 9,000                   9,133,920
Aaa    NYS Mtg Agy SFMR
       (Mortgage Rev) Ser 31A AMT
       5.30%, 10/01/31(b) ..................                10,000                  10,103,100
Aa1    NYS Mtg Agy SFMR
       (Mortgage Rev) Ser 82 AMT
       5.65%, 4/01/30(b) ...................                 7,565                   7,709,416
Aa1    NYS Mtg Agy SFMR
       (Mortgage Rev) Ser 84 AMT
       5.95%, 4/01/30(b) ...................                23,035                  24,233,511
A+     Onondaga Cnty IDR
       (Anheuser Busch) Ser 99 AMT
       6.25%, 12/01/34 .....................                 3,500                   3,707,760
AA-    Onondaga Cnty PCR
       (Bristol-Myers Squibb) AMT
       5.75%, 3/01/24 ......................                 4,000                   4,320,960
Baa3   Onondaga County IDA Arpt Fac
       (Cargo ACQ Grp) Ser 02 AMT
       6.125%, 1/01/32(b) ..................                 1,000                   1,008,610
AA-    Port Auth of NY & NJ
       (95th Street) AMT
       6.125%, 7/15/29 .....................                16,075                  16,632,160
AAA    Port Auth of NY & NJ
       (96th) FGIC Ser 94 AMT
       6.60%, 10/01/23 .....................                   510                     533,343
AAA    Port Auth of NY & NJ
       (JFK Int'l Proj) MBIA Ser 97-6 AMT
       5.75%, 12/01/22(h) ..................                 8,820                   9,471,974
AAA    Port Auth of NY & NJ
       Ser 03 AMT
       8.47%, 12/15/12 .....................                 4,500                   4,985,550
AAA    Spencerport Cent Sch Dist
       MBIA Ser 02
       5.00%, 6/15/21 ......................                 2,500                   2,581,325
Baa3   Staten Island Hlth Fac
       (Staten Island Hosp) Ser 01B
       6.375%, 7/01/31(b) ..................                 1,990                   2,066,814
NR     Suffolk County IDR
       (Nissequogue Cogen Fac) Ser 98 AMT
       5.50%, 1/01/23 ......................                 7,750                   7,154,103


--------------------------------------------------------------------------------
32 o ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND

New York Portfolio-Portfolio of Investments
--------------------------------------------------------------------------------

Standard &                                               Principal
Poor's                                                      Amount
Ratings(a)                                                   (000)                       Value
----------------------------------------------------------------------------------------------
AAA    Triborough Bridge & Tunnel Auth
       Gen Purp Rev MBIA Ser 02
       5.00%, 11/15/32 .....................             $   3,000           $       3,028,170
AA-    Triborough Bridge & Tunnel Auth
       Gen Purp Rev Ser 02A
       5.00%, 1/01/32 ......................                 5,000                   5,009,650
AA-    Triborough Bridge & Tunnel Auth
       Gen Purp Rev Ser 02B
       5.00%, 11/15/32 .....................                 1,000                   1,002,140
AAA    Troy Hsg Dev Corp MFHR
       (T.U.R.) FHA Ser 90C
       8.10%, 2/01/24 ......................                 1,130                   1,131,571
Baa2   Ulster Cnty
       Tobacco Settlement Bonds Ser 01
       6.00%, 6/01/40(b) ...................                 1,000                     943,680
       6.25%, 6/01/25(b)(g) ................                 1,690                   1,582,955
       6.45%, 6/01/40(b)(g) ................                 1,630                     993,958
AAA    Yonkers IDA Hlth Fac
       (Malotz Pavilion Proj) MBIA Ser 99
       5.65%, 2/01/39 ......................                   700                     732,011
                                                                             -----------------
                                                                                   468,711,683
                                                                             -----------------

       Ohio-1.1%
B-     Cleveland Arpt Rev
       (Continental Airlines) Ser 98 AMT
       5.375%, 9/15/27 .....................                 8,365                   6,083,363
                                                                             -----------------

       Puerto Rico-2.4%
AAA    Puerto Rico Elec Pwr Auth
       Elec Util XLCA Ser 02-1
       5.25%, 7/01/22 ......................                10,000                  10,654,100
AAA    Puerto Rico HFC SFMR
       (Mtg Rev) Ser 01A
       5.20%, 12/01/33 .....................                 1,920                   1,955,520
                                                                             -----------------
                                                                                    12,609,620
                                                                             -----------------

       Texas-0.9%
B      Harris Cnty Arpt Rev
       (Continental Airlines) Ser 98 AMT
       5.375%, 7/01/19 .....................                 3,155                   2,305,422
B-     Houston Arpt Fac Rev
       (Continental Airlines) Ser 01E AMT
       7.00%, 7/01/29 ......................                 3,050                   2,743,566
                                                                             -----------------
                                                                                     5,048,988
                                                                             -----------------

       Virginia-0.7%
NR     Bell Creek Comm Dev Auth
       Ser 03A
       6.75%, 3/01/22 ......................                 1,000                   1,008,000


--------------------------------------------------------------------------------
                                    ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND o 33

                                     New York Portfolio-Portfolio of Investments
--------------------------------------------------------------------------------

Standard &                                               Principal
Poor's                                                      Amount
Ratings(a)                                                   (000)                       Value
----------------------------------------------------------------------------------------------
NR     Broad Str Comm Dev Auth
       Ser 03
       7.50%, 6/01/33 ......................             $   2,680           $       2,625,247
                                                                             -----------------
                                                                                     3,633,247
                                                                             -----------------

       Washington-0.4%
AAA    King Cnty Sewer Rev
       FSA Ser 02A
       5.25%, 1/01/32 ......................                 2,000                   2,045,120
                                                                             -----------------
       Total Long-Term Municipal Bonds
         (cost $496,256,315)................                                       522,406,913
                                                                             -----------------

       Short-Term Municipal Notes(f)-0.9%
       Florida-0.6%
NR     Westchester CDD #1 BAN
       Ser 03 AMT
       5.50%, 1/01/04 ......................                 3,000                   3,000,030
                                                                             -----------------

       New York-0.3%
A-1+   New York City Hsg Dev Corp MFHR
       (East 17th St) Ser 93A
       1.15%, 1/01/23 ......................                   500                     500,000
A-1+   New York City TFA
       (NYC Recovery) Ser 02-3E
       1.12%, 11/01/22 .....................                 1,000                   1,000,000
                                                                             -----------------
                                                                                     1,500,000
                                                                             -----------------

       Total Short-Term Municipal Notes
         (cost $4,500,000)..................                                         4,500,030
                                                                             -----------------

       Total Investments-98.4%
         (cost $500,756,315)................                                       526,906,943
       Other assets less liabilities-1.6%...                                         8,775,935
                                                                             -----------------
       Net Assets-100%......................                                 $     535,682,878
                                                                             =================


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34 o ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND

New York Portfolio-Portfolio of Investments
--------------------------------------------------------------------------------

INTEREST RATE SWAPS (see Note D)

                                                         Rate Type
                                                  ======================
                                                  Payments      Payments
                                                    made        received      Unrealized
     Swap             Notional    Termination      by the        by the      Appreciation/
 Counterparty          Amount        Date         Portfolio     Portfolio   (Depreciation)
 ============         ========    ===========     =========     =========   ==============
   J.P. Morgan       $3,900,000    07/01/12         5.115%        LIBOR+    $  (172,477)
   J.P. Morgan        5,000,000    06/13/05         1.245%         BMA*          30,510
   J.P. Morgan        4,500,000    06/15/15         3.777%         BMA*          27,073
                                                                            -----------
                                                                            $  (114,894)
                                                                            -----------

+     LIBOR (London Interbank Offered Rate)

*     BMA (Bond Market Association)

FINANCIAL FUTURES CONTRACTS SOLD (see Note D)

                                                                Value at       Unrealized
                      Number of       Expiration    Original   October 31,    Appreciation/
     Type             Contracts          Month        Value       2003       (Depreciation)
     ====             =========       ==========    ========   ===========   ==============
  U.S. T-Note                          December
  10 Yr Future           24              2003     $ 2,691,840  $2,695,125     $    3,285

  Swap 10 Yr                           December
    Future               14              2003       1,518,948   1,534,313        (15,365)
                                                                              ----------
                                                                              $  (12,080)
                                                                              ----------

See footnote summary on page 52.

See Glossary of Terms on pages 52-53.

See notes to financial statements.


--------------------------------------------------------------------------------
                                    ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND o 35

                                   California Portfolio-Portfolio of Investments
--------------------------------------------------------------------------------

CALIFORNIA PORTFOLIO
PORTFOLIO OF INVESTMENTS
October 31, 2003

Standard &                                               Principal
Poor's                                                      Amount
Ratings(a)                                                   (000)                       Value
----------------------------------------------------------------------------------------------
       MUNICIPAL BONDS-98.7%

       Long-Term Municipal Bonds-98.7%
       California-98.5%
Baa2   Alameda Cnty
       Tobacco Settlement Bonds Ser 02A
       6.00%, 6/01/42(b) ...................             $   3,000           $       2,434,860
AAA    Alameda Corridor Trans Auth Rev
       MBIA Ser 99
       Zero coupon, 10/01/34 ...............                15,000                   2,713,200
AAA    Alameda Transp Auth
       MBIA Ser 99A
       Zero coupon, 10/01/36 ...............                39,940                   6,467,484
       Zero coupon, 10/01/37 ...............                 9,000                   1,378,890
BBB+   Assoc Bay Area Gov Hosp Rev
       (Sharp Medical) Ser 01A
       6.125%, 8/15/20 .....................                17,000                  17,685,780
AAA    Assoc Bay Area Gov MFHR
       (Civic Cntr Dr Apt) FSA Ser 99-A AMT
       5.875%, 3/01/32 .....................                16,880                  17,436,027
NR     Brentwood Infrst Fin Auth
       Assmt Dist Ser 02
       6.125%, 9/02/32 .....................                 5,000                   4,883,800
NR     Calaveras Cnty Assmt Dist #2
       (Saddle Creek) Ser 01
       7.00%, 9/01/26 ......................                 6,955                   7,246,206
Baa2   California Cnty Tob Sec Agy
       Fresno Cnty Ser 02
       6.00%, 5/01/37(b) ...................                 5,000                   4,137,000
       6.125%, 6/01/38(b) ..................                 5,000                   4,181,300
BBB-   California Cnty Tob Sec Agy
       Gold Country (Placer Cnty) Ser 02A
       5.75%, 6/01/27 ......................                 1,690                   1,473,984
AAA    California Dept of Wtr Res
       FSA Ser 03
       4.01%, 5/01/11(e) ...................                 2,655                   3,255,136
BBB+   California Dept of Wtr Res
       Ser 02A
       5.375%, 5/01/21 .....................                 3,000                   3,075,030
BBB-   California Ed Fac Hgr Ed
       (Col of Arts & Crafts) Ser 01
       5.875%, 6/01/30 .....................                 2,200                   2,227,346
BBB    California GO
       5.00%, 2/01/32 ......................                34,200                  32,606,964
       5.125%, 6/01/31 .....................                 1,730                   1,671,716
       5.25%, 2/01/30 ......................                14,000                  13,802,600


--------------------------------------------------------------------------------
36 o ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND

California Portfolio-Portfolio of Investments
--------------------------------------------------------------------------------

Standard &                                               Principal
Poor's                                                      Amount
Ratings(a)                                                   (000)                       Value
----------------------------------------------------------------------------------------------
AAA    California GO Veterans Hsg
       AMBAC Ser 02A
       5.35%, 12/01/27 .....................             $  22,320           $      23,000,090
AAA    California HFA MFHR
       (Mtg Rev) MBIA Ser 97I AMT
       5.75%, 2/01/29 ......................                 3,795                   3,902,778
AAA    California HFA SFMR
       (Mtg Rev) FHA Ser 95A-2 AMT
       6.45%, 8/01/25 ......................                 3,010                   3,072,126
AAA    California HFA SFMR
       (Mtg Rev) FSA Ser 01-M AMT
       Zero coupon, 8/01/32 ................                27,145                   5,003,095
AAA    California HFA SFMR
       (Mtg Rev) FSA Ser 01B AMT
       Zero coupon, 8/01/31 ................                42,145                   8,809,991
AAA    California HFA SFMR
       (Mtg Rev) MBIA Ser 97M AMT
       5.60%, 8/01/29 ......................                 2,085                   2,120,987
AA     California HFA SFMR
       (Mtg Rev) Ser 99A-2 AMT
       5.25%, 8/01/26 ......................                 5,925                   5,936,139
AAA    California Hlth Fac
       (Lucile Salter Packard Hosp) AMBAC
       Ser 03C
       5.00%, 8/15/21 ......................                 3,365                   3,461,777
A      California Infra & Eco Dev Bank
       (American Ctr/Wine Food & Art) ACA
       Ser 99
       5.80%, 12/01/29 .....................                 5,965                   6,208,551
A      California Infra Hosp Rev
       (Kaiser Hosp) Ser 01A
       5.55%, 8/01/31 ......................                20,000                  20,451,200
AAA    California Poll Ctl Fin Auth
       (Pacific Gas & Elec) MBIA Ser 96A AMT
       5.35%, 12/01/16 .....................                15,500                  16,354,515
CCC    California Poll Ctl Fin Auth
       (Pacific Gas & Elec) Ser 93A AMT
       5.875%, 6/01/23 .....................                36,145                  35,221,134
CCC    California Poll Ctl Fin Auth
       (Pacific Gas & Elec) Ser 93B AMT
       5.85%, 12/01/23 .....................                36,510                  35,459,607
AAA    California Poll Ctl Fin Auth
       (So Calif Edison) MBIA Ser 99C AMT
       5.55%, 9/01/31 ......................                 7,950                   8,260,209
BB     California Poll Ctl Fin Auth
       (So Calif Edison) Ser 92B AMT
       6.40%, 12/01/24 .....................                 9,280                   9,284,176


--------------------------------------------------------------------------------
                                    ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND o 37

                                  California Portfolio-Portfolio of Investments
--------------------------------------------------------------------------------

Standard &                                               Principal
Poor's                                                      Amount
Ratings(a)                                                   (000)                       Value
----------------------------------------------------------------------------------------------
A      California Poll Ctl Fin Auth
       (Tracy Material Recovery) ACA
       Ser 99A AMT
       5.70%, 8/01/14 ......................             $   3,670           $       3,983,969
AAA    California Rural MFA SFMR
       (Mtg Rev) GNMA/FNMA Ser 00B AMT
       6.25%, 12/01/31 .....................                 1,310                   1,411,984
AAA    California Rural MFA SFMR
       (Mtg Rev) GNMA/FNMA Ser 00D AMT
       6.00%, 12/01/31 .....................                 3,810                   4,018,483
AAA    California Rural MFA SFMR
       (Mtg Rev) GNMA/FNMA Ser 99A AMT
       5.40%, 12/01/30 .....................                 1,580                   1,609,751
AAA    California Rural MFA SFMR
       (Mtg Rev) MBIA Ser 99A AMT
       5.40%, 12/01/30 .....................                 3,875                   3,959,281
AAA    California State
       MBIA Ser 02
       5.00%, 2/01/32 ......................                 3,500                   3,504,410
BBB    California State
       Ser 02
       5.25%, 4/01/30 ......................                 1,175                   1,158,421
BBB    California State
       Ser 03
       5.25%, 2/01/24 ......................                 3,500                   3,495,380
NR     California Statewide Comm Dev Auth
       (San Diego Space & Science Fndn) Ser 96
       7.50%, 12/01/16 .....................                 2,980                   3,416,540
NR     California Statewide Comm Dev Auth
       (Wildwood Elem School) Ser 01
       7.00%, 11/01/29 .....................                 8,000                   8,413,760
NR     California Statewide Comm Dev
       Auth Ed Fac
       (Drew College Prep) Ser 00
       7.25%, 10/01/30 .....................                 8,000                   8,482,400
NR     California Statewide Comm Dev
       Auth Ed Fac
       (Live Oak Sch) Ser 00
       6.25%, 10/01/12 .....................                 1,000                   1,001,950
       6.75%, 10/01/30 .....................                 3,000                   3,013,680
Aaa    California Statewide Comm Dev
       Auth Ed Fac
       (Loyola Marymount Univ) MBIA Ser 01
       Zero coupon, 10/01/36(b) ............                 7,615                   1,213,526
       Zero coupon, 10/01/37(b) ............                 7,615                   1,147,657
       Zero coupon, 10/01/38(b) ............                 6,615                     926,960
       Zero coupon, 10/01/39(b) ............                 7,120                     943,115
NR     California Statewide Comm Dev
       Auth Ed Fac
       (Saint Mark's School) Ser 01
       6.75%, 6/01/28 ......................                 2,555                   2,571,327


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38 o ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND

California Portfolio-Portfolio of Investments
--------------------------------------------------------------------------------

Standard &                                               Principal
Poor's                                                      Amount
Ratings(a)                                                   (000)                       Value
----------------------------------------------------------------------------------------------
NR     California Statewide Comm Dev
       Auth Ed Fac
       (Sonoma Cntry Day Sch) Ser 99
       6.00%, 1/01/29 ......................             $  14,000           $      14,079,240
NR     California Statewide Comm Dev
       Auth Ed Fac
       (Windward Sch) Ser 99
       6.90%, 9/01/23 ......................                 2,000                   2,075,880
Aaa    California Statewide MFHR
       (Highland Creek Apts) FNMA
       Ser 01K AMT
       5.40%, 4/01/34(b) ...................                 5,745                   5,850,593
AAA    California Statewide MFHR
       (Santa Paula Vlg Apt) FNMA
       Ser 98D AMT
       5.43%, 5/01/28 ......................                 2,090                   2,118,194
Baa2   California Statewide Pooled Loan
       Tobacco Settlement Bonds Ser 02B
       6.00%, 5/01/43(b) ...................                 5,000                   4,054,550
NR     Carson Assmt Dist
       (Dominguez Tech Ctr) Ser 01-1
       6.35%, 9/02/23 ......................                 3,825                   3,986,224
       6.375%, 9/02/31 .....................                 5,000                   5,139,800
AAA    Castaic Lake Wtr Agy
       (Wtr Sys Imp Proj) MBIA Ser 01A
       5.20%, 8/01/30 ......................                 4,625                   4,730,358
BBB    Central Calif Joint Powers Hosp Rev
       (Central Calif Comm Hosp) Ser 00
       6.00%, 2/01/30 ......................                 2,000                   2,037,480
NR     Chino CFD #99-1
       (Spectrum South) Ser 99
       6.35%, 9/01/29 ......................                 3,450                   3,496,679
NR     Chino Hills CFD #10
       (Fairfield Ranch) Ser 00
       6.95%, 9/01/30 ......................                 5,200                   5,531,396
A+     Chula Vista PCR
       (San Diego Gas & Elec) Ser 92A AMT
       6.40%, 12/01/27 .....................                23,240                  23,495,408
Aaa    Contra Costa Cnty MFHR
       (Byron Park Proj) GNMA Ser 93A AMT
       6.40%, 1/20/31(b) ...................                11,860                  12,313,171
NR     Corona CFD #97-2
       (Eagle Glen) Ser 98
       5.875%, 9/01/23 .....................                 3,260                   3,284,255
NR     Corona CFD #97-2
       (Eagle Glen) Ser 98 ETM
       5.875%, 9/01/23 .....................                 3,185                   3,208,696
AAA    Cucamonga Cnty COP
       Cnty Wtr Dist FGIC Ser 01
       5.125%, 9/01/35 .....................                 5,000                   5,086,600


--------------------------------------------------------------------------------
                                    ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND o 39

                                   California Portfolio-Portfolio of Investments
--------------------------------------------------------------------------------

Standard &                                               Principal
Poor's                                                      Amount
Ratings(a)                                                   (000)                       Value
----------------------------------------------------------------------------------------------
NR     Eastern Wtr CFD
       (Morningstar Ranch) Ser 02
       6.40%, 9/01/32 ......................             $   1,400           $       1,426,404
       6.40%, 9/01/32 ......................                 2,415                   2,493,053
BBB    El Centro Fin Auth Hosp Rev
       (El Centro Med Ctr) Ser 01
       5.375%, 3/01/26 .....................                18,000                  18,057,960
NR     Elk Grove Assmt Dist #1-A
       (E. Franklin Cmnty) Ser 02
       5.80%, 8/01/25 ......................                 1,000                     990,150
       6.00%, 8/01/33 ......................                 5,000                   5,054,550
NR     Elk Grove Spl Tax Comm Fac #03-1
       (Poppy Ridge) Ser 03
       6.00%, 9/01/34 ......................                 2,000                   1,961,260
NR     Encinitas CFD #1
       (Encinitas Ranch) Ser 98A
       6.00%, 9/01/30 ......................                16,170                  16,204,280
NR     Encinitas Rec Rev
       (Encinitas Ranch Golf Course) Ser 96A
       7.75%, 9/01/26 ......................                10,090                  10,804,170
NR     Fontana CFD #11
       (Heritage West End) Ser 99A
       6.50%, 9/01/28 ......................                 9,045                   9,406,529
AAA    Fontana Pub Fin Auth
       (No Fontana Redev Proj) AMBAC Ser 03A
       5.50%, 9/01/32 ......................                 1,000                   1,051,040
AAA    Garden Grove COP Lease Rev
       AMBAC Ser 02A
       5.125%, 3/01/32 .....................                 2,820                   2,875,300
Aaa    Gilroy Uni Sch Dist
       FGIC
       5.00%, 8/01/27(b) ...................                 1,500                   1,519,515
BBB    Golden St Tobacco Settlement Bonds
       Ser 03A-1
       6.75%, 6/01/39 ......................                 6,300                   5,715,423
Aaa    Indian Wells Redev Agy
       AMBAC Ser 03
       7.38%, 9/01/18(b)(e) ................                 5,015                   5,774,171
BBB    Kern Cnty
       Tobacco Settlement Bonds Ser 02A
       6.125%, 6/01/43 .....................                 5,000                   4,132,750
BBB    Kern Cnty
       Tobacco Settlement Bonds Ser 02B
       6.25%, 6/01/37 ......................                 6,000                   5,148,480
NR     Kern Cnty CFD #1
       (Tejon Industrial Complex) Ser 00A
       7.20%, 9/01/30 ......................                 9,925                  10,344,827
NR     La Verne CFD # 88-1
       Spl Tax Ser 98
       5.875%, 3/01/14 .....................                 5,915                   6,108,006


--------------------------------------------------------------------------------
40 o ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND

California Portfolio-Portfolio of Investments
--------------------------------------------------------------------------------

Standard &                                               Principal
Poor's                                                      Amount
Ratings(a)                                                   (000)                       Value
----------------------------------------------------------------------------------------------
NR     Lammersville Sch Dist CFD
       (Mountain House) Ser 02
       6.375%, 9/01/32 ........................          $   6,250           $       6,078,375
Baa1   Live Oak Sch Dist COP
       Lease Rev Ser 02
       5.20%, 8/01/32(b) ......................              1,020                     964,726
AA-    Long Beach Port Fac
       Harbor Rev Ser 93 AMT
       5.125%, 5/15/18(d) .....................             16,325                  16,547,999
AAA    Los Angeles Cnty Arpt
       (Ontario Int'l Arpt) FGIC Ser 96A AMT
       6.00%, 5/15/22 .........................             12,780                  13,724,570
AAA    Los Angeles Cnty Pub Works
       Lease Rev AMBAC Ser 97V- B
       5.125%, 12/01/29 .......................              3,400                   3,448,552
AAA    Los Angeles Cnty Transp Auth
       Sales Tax Revenue FGIC Ser 00A
       5.25%, 7/01/30 .........................              2,750                   2,835,443
BB     Los Angeles Comm Redev MFHR
       (Grand Ctrl Proj) Ser 93A AMT
       5.85%, 12/01/26 ........................              4,030                   3,872,669
AAA    Los Angeles Dept of Wtr & Pwr Elec Rev
       MBIA Ser 01A
       5.00%, 7/01/24 ......................                 8,500                   8,616,365
AA     Los Angeles Dept of Wtr & Pwr Elec Rev
       Ser 01A
       5.125%, 7/01/41 ........................              5,030                   5,043,883
AAA    Los Angeles Dept of Wtr & Pwr Elec Rev
       Ser 03A
       5.00%, 7/01/22 .........................              5,000                   5,150,300
AAA    Los Angeles Harbor Rev
       MBIA Ser 96B AMT
       6.20%, 8/01/25 .........................             10,000                  10,938,100
AA     Los Angeles Harbor Rev
       Ser 96B AMT
       5.375%, 11/01/23 .......................              8,250                   8,425,230
AAA    Los Angeles MFHR
       (Park Plaza West) GNMA AMT
       5.50%, 1/20/43 .........................              5,000                   5,143,500
AAA    Los Angeles Uni Sch Dist
       MBIA Ser 03A
       9.266%, 1/01/11(e) .....................              4,850                   5,892,653
Baa2   Merced Cnty
       Tobacco Settlement Bonds Ser 02A
       5.875%, 6/01/43(b) .....................              2,500                   1,987,575
NR     Murrieta Vly CFD #02-5-A
       6.00%, 9/01/33 .........................              1,000                     970,220
NR     Novato CFD #94-1
       (Hamilton Field)
       7.375%, 9/01/25 ........................             10,345                  10,831,939


--------------------------------------------------------------------------------
                                    ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND o 41

                                   California Portfolio-Portfolio of Investments
--------------------------------------------------------------------------------

Standard &                                               Principal
Poor's                                                      Amount
Ratings(a)                                                   (000)                       Value
----------------------------------------------------------------------------------------------
NR     Ontario Calif Ltd. Assmt Dist #107
       (Calif Commerce Ctr So)
       7.70%, 9/02/10 ......................             $   4,835           $       5,047,450
NR     Orange Cnty CFD # 99-1
       (Ladera Ranch) Ser 99A
       6.70%, 8/15/29 ......................                 3,000                   3,151,440
AAA    Orange Cnty Sr Lien
       (Foothill/Eastern Corr) Ser 95A ETM
       Zero coupon, 1/01/24 ................                10,255                   3,573,047
       Zero coupon, 1/01/25 ................                15,000                   4,939,650
       Zero coupon, 1/01/27 ................                10,000                   2,931,600
       Zero coupon, 1/01/28 ................                10,000                   2,767,200
       Zero coupon, 1/01/30 ................                17,935                   4,428,152
AAA    Orange Cnty Sr Lien
       (San Joaquin Hills Transp Corr)
       MBIA ETM Zero coupon, 1/15/36 .......                62,415                  10,512,558
AAA    Orange Cnty Sr Lien
       (San Joaquin Hills Transp Corr)
       Ser 93 ETM Zero coupon, 1/01/17 .....                16,000                   8,717,120
       Zero coupon, 1/01/19 ................                20,000                   9,674,200
       Zero coupon, 1/01/20 ................                20,000                   9,034,400
       Zero coupon, 1/01/21 ................                20,000                   8,458,000
       Zero coupon, 1/01/23 ................                35,000                  13,165,250
AAA    Palm Springs Arpt Rev
       (Palm Springs Regional Arpt) MBIA
       Ser 92 AMT
       6.00%, 1/01/22 ......................                 6,860                   6,913,920
AAA    Palm Springs COP
       Ser 91B ETM
       Zero coupon, 4/15/21 ................                37,500                  15,237,000
Aaa    Palmdale COP
       MBIA Ser 03
       13.47%, 9/01/32(b)(e) ...............                 3,000                   3,069,000
A-     Placer Cnty
       (Wtrn Placer Wst Mgmt) Ser 94 AMT
       6.75%, 7/01/14 ......................                 5,800                   6,046,964
AAA    Pomona Pub Fin Auth Rev Swr Rev
       MBIA Ser AF
       5.00%, 12/01/37 .....................                 1,405                   1,412,067
AAA    Port of Oakland
       FGIC Ser 02L AMT
       5.375%, 11/01/27 ....................                 2,500                   2,561,750
BBB    Port of Oakland Spec Fac
       (Mitsui OSK Lines) Ser 92A AMT
       6.80%, 1/01/19 ......................                 2,360                   2,391,176
NR     Poway CFD #10-E
       Ser 02
       5.75%, 9/01/32 ......................                 3,350                   3,257,842


--------------------------------------------------------------------------------
42 o ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND

California Portfolio-Portfolio of Investments
--------------------------------------------------------------------------------

Standard &                                               Principal
Poor's                                                      Amount
Ratings(a)                                                   (000)                       Value
----------------------------------------------------------------------------------------------
AAA    Poway Uni Sch Dist
       MBIA Ser 03
       5.00%, 8/01/27 ......................             $   1,000           $       1,013,010
NR     Riverside CFD #89-1
       (MTN Cove) Ser 00
       6.50%, 9/01/25 ......................                 3,390                   3,460,309
NR     Riverside Cnty Assmt Dist #161
       (Winchester Prop) Ser 94C
       Prerefunded 9/02/04 @ 103
       10.00%, 9/02/14 .....................                 4,095                   4,490,577
NR     Roseville CFD #1
       (No Central Roseville Highland Park)
       Ser 99-A
       5.80%, 9/01/17 ......................                 6,775                   6,873,373
AAA    Roseville COP
       AMBAC Ser 03A
       5.00%, 8/01/25 ......................                 7,490                   7,604,897
AA-    Roseville GO
       High School Dist Ser 01E
       5.25%, 8/01/26 ......................                 2,435                   2,491,322
NR     Sacramento CFD #97-01
       (N Natomas Drain) Ser 00B
       7.25%, 9/01/30 ......................                 5,375                   5,616,123
NR     Sacramento CFD #97-01
       (No Natomas Proj) Ser 97A
       6.70%, 9/01/17 ......................                 5,690                   5,888,296
       6.75%, 9/01/27 ......................                 2,160                   2,231,820
AAA    Sacramento Cnty Arpt Rev
       MBIA Ser 96A AMT
       5.90%, 7/01/24 ......................                 5,050                   5,484,350
AAA    Sacramento Cnty Hsg Auth MFHR
       (Cottage Estates) FNMA Ser 00B AMT
       6.00%, 2/01/33 ......................                 5,300                   5,635,437
AAA    Sacramento Cnty Hsg Auth MFHR
       (Terracina Pk Meadows Apts) AMBAC
       Ser 02D
       5.25%, 6/01/36 ......................                 2,200                   2,226,818
Aaa    Sacramento Cnty Hsg Auth MFHR
       (Verandas Apts) FNMA Ser 00H AMT
       5.70%, 3/01/34(b) ...................                 2,875                   2,957,196
NR     Sacramento Con Ctr Hotel
       (Sheraton Grand) Ser 99A
       6.25%, 1/01/30 ......................                 9,000                   8,753,130
AAA    Sacramento Muni Util Dist Elec Rev
       MBIA Ser 03R
       5.00%, 8/15/11 ......................                   500                     558,955
NR     San Bernardino Cnty CFD
       (Kaiser Commerce Cntr) Ser 02-1
       5.90%, 9/01/33 ......................                 4,750                   4,569,358


--------------------------------------------------------------------------------
                                    ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND o 43

                                   California Portfolio-Portfolio of Investments
--------------------------------------------------------------------------------

Standard &                                               Principal
Poor's                                                      Amount
Ratings(a)                                                   (000)                       Value
----------------------------------------------------------------------------------------------
NR     San Bernardino Cnty CFD #1
       (Rancho Etiwanda) Ser 01
       6.40%, 9/01/31 ......................             $   8,000           $       8,164,400
NR     San Bernardino Cnty CFD #1
       (Rancho Etiwanda) Ser 01 ETM
       6.40%, 9/01/31 ......................                 3,150                   3,214,732
Aaa    San Bernardino SFMR
       (Mtg Rev) GNMA/FNMA Ser 01-A1 AMT
       6.35%, 7/01/34(b) ...................                 3,930                   4,148,429
AAA    San Diego HFA MFHR
       (Rental Hsg Rev) GNMA/FNMA
       Ser 98C AMT
       5.25%, 1/20/40 ......................                 6,105                   6,159,151
AAA    San Diego Hsg Auth MFHR
       (Vista La Rosa Apt) GNMA Ser 00A AMT
       6.00%, 7/20/41 ......................                10,230                  10,805,233
Baa2   San Diego Redev Agy
       (Horton Plaza) Ser 03A
       4.95%, 11/01/19(b) ..................                 1,070                   1,051,446
       5.10%, 11/01/21(b) ..................                   145                     140,357
AAA    San Francisco City & Cnty Int'l Arpt
       AMBAC Ser 94 II-6 AMT
       6.60%, 5/01/24 ......................                 5,000                   5,194,250
AAA    San Francisco City & Cnty Int'l Arpt
       FGIC Ser 94 II-5 AMT
       6.50%, 5/01/24 ......................                11,000                  11,422,070
AAA    San Francisco City & Cnty Int'l Arpt
       FGIC Ser 96-II AMT
       Prerefunded 5/01/05 @ 101
       6.25%, 5/01/26 ......................                 7,000                   7,575,750
AAA    San Francisco City & Cnty Int'l Arpt
       FSA Ser 00A AMT
       6.125%, 1/01/27 .....................                 1,500                   1,638,420
AAA    San Francisco City & Cnty Int'l Arpt
       MBIA Ser 10A AMT
       5.70%, 5/01/26 ......................                 9,385                   9,947,818
A      San Francisco Univ Ed Fac
       Student Hsg Rev ACA Ser 99
       5.25%, 7/01/32 ......................                17,750                  17,413,460
AAA    San Jose MFHR
       (Fallen Leaves Apts) AMBAC AMT
       5.10%, 12/01/32 .....................                 1,345                   1,356,621
       5.15%, 6/01/36 ......................                 1,400                   1,412,068
Aaa    San Jose Redev Agy Tax Alloc
       MBIA Ser 03
       13.47%, 8/01/32(b)(e) ...............                 3,175                   3,230,626
NR     Santa Margarita Wtr Fac Dist #99-1
       (Talega) Ser 99
       6.25%, 9/01/29 ......................                11,800                  12,020,542


--------------------------------------------------------------------------------
44 o ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND

California Portfolio-Portfolio of Investments
--------------------------------------------------------------------------------

Standard &                                               Principal
Poor's                                                      Amount
Ratings(a)                                                   (000)                       Value
----------------------------------------------------------------------------------------------
AAA    So Calif HFA SFMR
       (Mtg Rev) GNMA/FNMA Ser 92A AMT
       6.75%, 9/01/22 ......................             $     175           $         175,250
AAA    So Tahoe Joint Pwr Fin Auth
       Ser 95A
       5.75%, 10/01/25 .....................                 3,000                   3,202,500
AAA    South Gate Pub Fin Auth
       (South Gate Redev Proj #1) XLCA Ser 02
       5.125%, 9/01/24 .....................                 1,800                   1,845,756
BBB    Southern CA/San Diego
       Tobacco Settlement Bonds Ser 01A
       5.625%, 6/01/43 .....................                17,000                  12,979,670
Baa2   Stanislaus Cnty
       Tobacco Settlement Bonds Ser 02A
       5.875%, 6/01/43(b) ..................                 2,500                   1,987,575
AAA    Univ of Calif Regents Hgr Ed
       FGIC Ser 01M
       5.125%, 9/01/30 .....................                12,270                  12,478,590
Baa2   West Kern COP
       Cnty Water Dist Ser 01
       5.625%, 6/01/31(b) ..................                 3,000                   3,028,380
BBB+   Westminster Redev Agy MFHR
       (Rose Garden Apt) Ser 93A AMT
       6.75%, 8/01/24 ......................                 4,300                   4,417,691
NR     Yorba Linda Rec Rev
       (Black Gold Golf Proj) Ser 00
       7.50%, 10/01/30 .....................                 5,680                   6,066,865
                                                                             -----------------
                                                                                 1,035,747,190
                                                                             -----------------

       Florida-0.1%
Baa3   Ft Lauderdale Arpt Fac
       (Cargo Acq Grp) Ser 03 AMT
       5.75%, 1/01/32(b) ...................                 1,500                   1,418,115
                                                                             -----------------

       Illinois-0.1%
AAA    Illinois Dev Fin Auth PCR
       AMBAC Ser 03
       1.204%, 9/26/23(e) ..................                 1,100                   1,100,000
                                                                             -----------------
       Total Long-Term Municipal Bonds
         (cost $990,829,465)................                                     1,038,265,305
                                                                             -----------------

       Short-Term Municipal Note(f)-0.0%
       Illinois-0.0%
AAA    Illinois Dev Fin Auth PCR
       (Illinois Pwr Proj) AMBAC Ser 01
       1.50%, 11/01/28 .....................                   100                     100,000
                                                                             -----------------

       Total Short-Term Municipal Note
         (cost $100,000)....................                                           100,000
                                                                             -----------------


--------------------------------------------------------------------------------
                                    ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND o 45

                                   California Portfolio-Portfolio of Investments
--------------------------------------------------------------------------------

                                                                                         Value
----------------------------------------------------------------------------------------------
       Total Investments-98.7%
         (cost $990,929,465)................                                 $   1,038,365,305
       Other assets less liabilities-1.3%...                                        13,652,460
                                                                             -----------------

       Net Assets-100%......................                                 $   1,052,017,765
                                                                             =================

INTEREST RATE SWAP (see Note D)

                                                       Rate Type
                                                ======================
                                                Payments     Payments
                                                  made       received
     Swap         Notional      Termination      by the       by the       Unrealized
 Counterparty      Amount          Date         Portfolio    Portfolio    Appreciation
 ============     ========      ===========     =========    =========    ============
 J.P. Morgan     $9,200,000      08/28/08          BMA*        3.133%       $101,422

*     BMA (Bond Market Association)

FINANCIAL FUTURES CONTRACTS SOLD (see Note D)

                                                                   Value at        Unrealized
                    Number of     Expiration       Original       October 31,     Appreciation/
     Type           Contracts        Month           Value           2003        (Depreciation)
     ====           =========     ==========       ========       ===========    ==============
  U.S. T-Note                      December
  5 Yr Future          49            2003        $ 5,453,746      $5,478,812       $  (25,066)

  Swap 10 Yr                       December
     Future            13            2003          1,427,920       1,424,719            3,201
                                                                                   ----------
                                                                                   $  (21,865)
                                                                                   ----------

See footnote summary on page 52.

See Glossary of Terms on pages 52-53.

See notes to financial statements.


--------------------------------------------------------------------------------
46 o ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND

Insured California Portfolio-Portfolio of Investments
--------------------------------------------------------------------------------

INSURED CALIFORNIA PORTFOLIO
PORTFOLIO OF INVESTMENTS
October 31, 2003

Standard &                                               Principal
Poor's                                                      Amount
Ratings(a)                                                   (000)                       Value
----------------------------------------------------------------------------------------------
       MUNICIPAL BONDS-100.0%

       Long-Term Municipal Bonds-100.0%
       California-100.0%
Baa2   Alameda Cnty
       Tobacco Settlement Bonds Ser 02A
       6.00%, 6/01/42(b) ...................             $   2,000           $       1,623,240
AAA    Alameda Transp Auth
       MBIA Ser 99A
       Zero coupon, 10/01/37 ...............                31,340                   4,801,601
Baa2   California Cnty Tob Sec Agy
       Fresno Cnty Ser 02
       6.00%, 5/01/37(b) ...................                 2,500                   2,068,500
A3     California Dept of Wtr Res
       Ser 02A
       5.375%, 5/01/22(b) ..................                 2,000                   2,039,440
BBB    California GO
       5.25%, 2/01/30 ......................                 2,000                   1,971,800
AAA    California GO
       AMBAC Ser 03
       5.00%, 2/01/33 ......................                 4,000                   4,005,800
AAA    California GO
       Veterans Housing FSA Ser 01
       5.60%, 12/01/32 .....................                 4,415                   4,495,132
AAA    California HFA MFHR
       (Mtg Rev) AMBAC Ser 95A
       6.25%, 2/01/37 ......................                 5,000                   5,205,800
A      California Infra & Eco Dev Bank
       (American Ctr/Wine Food & Arts)
       ACA Ser 99
       5.75%, 12/01/24 .....................                 2,250                   2,345,603
AAA    California St Dept Wtr Res
       FSA Ser 03
       4.01%, 5/01/11(e) ...................                 5,000                   6,130,200
AAA    Capistrano Sch Dist GO
       FGIC Ser 00A
       6.00%, 8/01/24 ......................                 1,550                   1,721,941
AAA    Capistrano Sch Dist GO
       FSA Ser 01B
       Zero coupon, 8/01/20 ................                 8,465                   3,625,729
       Zero coupon, 8/01/25 ................                16,000                   4,918,880
AAA    Castaic Lake Wtr Agy
       Wtr Sys Imp Proj AMBAC Ser 99A
       Zero coupon, 8/01/28 ................                10,445                   2,702,644
AAA    Chino Redev Agy Spl Tax
       AMBAC Ser 01A
       5.125%, 9/01/30 .....................                 4,360                   4,434,120


--------------------------------------------------------------------------------
                                    ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND o 47

                           Insured California Portfolio-Portfolio of Investments
--------------------------------------------------------------------------------

Standard &                                               Principal
Poor's                                                      Amount
Ratings(a)                                                   (000)                       Value
----------------------------------------------------------------------------------------------
AAA    Chino Redev Agy Spl Tax
       AMBAC Ser 01B ETM
       5.25%, 9/01/30 ......................             $   5,540           $       5,715,175
AAA    Coronado Comm Dev Proj
       FSA Ser 96
       6.00%, 9/01/26 ......................                 8,700                   9,595,839
AAA    Fontana Pub Fin Auth
       (No Fontana Proj) AMBAC Ser 03A
       5.50%, 9/01/32 ......................                 4,200                   4,414,368
AAA    Fontana Pub Fin Auth
       (No Fontana) MBIA Ser 93A
       5.625%, 9/01/24 .....................                 8,805                   9,172,345
AAA    Franklin-McKinley Sch Dist
       FSA Ser 02B
       5.00%, 8/01/27 ......................                   700                     709,107
AAA    Glendale Hlth Fac
       (Glendale Mem Hosp) CONNIE LEE
       Ser 95A
       5.60%, 11/15/25 .....................                 2,000                   2,106,660
AA     Golden St
       Tobacco Settlement Bonds
       Radian Ser 03
       5.50%, 6/01/43 ......................                 2,000                   2,020,660
BBB    Golden St
       Tobacco Settlement Bonds
       Ser 03A-1
       6.75%, 6/01/39 ......................                 4,000                   3,628,840
AAA    La Mirada Tax Alloc
       Commercial Redev FSA Ser 95B
       5.90%, 8/15/24 ......................                 5,000                   5,405,750
NR     Lancaster Redev Agy MFHR
       (High Valley Apts) FHA Ser 96A
       6.00%, 6/01/27 ......................                 4,170                   4,296,434
AAA    Long Beach
       (Aquarium of the Pacific Proj)
       AMBAC Ser 01
       5.25%, 11/01/30 .....................                 7,000                   7,222,600
AAA    Los Angeles Comm Redev
       (Bunker Hill Proj) FSA Ser 93H
       5.60%, 12/01/28 .....................                 4,000                   4,088,200
AAA    Los Angeles Dept of Wtr & Pwr
       FGIC Ser 01A
       5.125%, 7/01/41 .....................                 5,000                   5,061,200
AAA    Los Angeles Dept of Wtr & Pwr
       MBIA Ser 01A
       5.00%, 7/01/24 ......................                 8,900                   9,021,841
AAA    Mojave Wtr Agy Imp Dist M
       (Morongo Basin Pipeline) FGIC Ser 96
       5.80%, 9/01/22 ......................                10,000                  10,947,100


--------------------------------------------------------------------------------
48 o ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND

Insured California Portfolio-Portfolio of Investments
--------------------------------------------------------------------------------

Standard &                                               Principal
Poor's                                                      Amount
Ratings(a)                                                   (000)                       Value
----------------------------------------------------------------------------------------------
AAA    Orange Cnty COP
       (Loma Ridge Data Ctr Proj) AMBAC
       6.00%, 6/01/21 ......................             $   1,000           $       1,188,830
AAA    Orange Cnty Recovery Certificates
       MBIA Ser 96A
       6.00%, 7/01/26 ......................                 3,000                   3,306,990
AAA    Orange Cnty Sr Lien
       (San Joaquin Hills Transp Corr) MBIA ETM
       Zero coupon, 1/15/32 ................                10,000                   2,118,900
AAA    Palmdale COP
       (Park Impt & Ave C Constr Proj) MBIA
       5.00%, 9/01/32 ......................                 3,000                   3,017,250
AAA    Pomona Pub Fin Auth Rev
       MBIA Ser 02
       5.00%, 12/01/42 .....................                 1,790                   1,792,524
AAA    Poway Redev Agy
       (Paguay Proj) AMBAC Ser 01 ETM
       5.375%, 12/15/31 ....................                 7,445                   7,802,360
AAA    Redding COP Elec Sys Rev
       MBIA Ser 92A
       11.59%, 7/01/22(e) ..................                 2,000                   2,811,820
AAA    Riverside Cnty Spl Tax
       (Jurupa Valley) AMBAC Ser 01
       5.125%, 10/01/35 ....................                 5,000                   5,075,450
AAA    Riverside Cnty Spl Tax
       (Jurupa Valley) AMBAC Ser 01 ETM
       5.25%, 10/01/35 .....................                 8,000                   8,198,320
AAA    Ross Valley GO
       Sch Dist FSA Ser 01
       Zero coupon, 7/01/26 ................                 6,780                   1,974,539
AAA    So Tahoe
       Joint Pwr Fin Auth Ser 95A
       5.75%, 10/01/25 .....................                 1,500                   1,601,250
AAA    Univ of Calif Regents Hosp Rev
       (UCLA Med Ctr) MBIA Ser 94
       5.50%, 12/01/20 .....................                 1,685                   1,721,649
                                                                             -----------------

       Total Investments-100.0%
         (cost $167,162,799)................                                       176,106,431
       Other assets less liabilities-0.0%...                                           (53,337)
                                                                             -----------------
       Net Assets-100%......................                                 $     176,053,094
                                                                             =================

See footnote summary on page 50.

See Glossary of Terms on pages 50-51.

See notes to financial statements.


--------------------------------------------------------------------------------
                                    ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND o 49

                                                        Portfolio of Investments
--------------------------------------------------------------------------------

(a)   Unaudited.

(b)   Moody's or Fitch Rating (unaudited).

(c)   Security is in default and is non-income producing.

(d) Position has been segregated to collateralize margin requirements for open futures contracts sold, as follows for each respective Portfolio: National Portfolio, $107,471; New York Portfolio, $36,033, and California Portfolio $151,221.

(e) Inverse floater security-security with variable or floating interest rate that moves in opposite direction of short-term interest rates.

(f) Variable Rate Demand Notes (VRDN) are instruments whose interest rates change on a specific date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). This instrument is payable on demand and is secured by letters of credit or other credit support agreements from major banks.

(g) Indicates a security that has a zero coupon that remains in effect until a predetermined date at which time the stated coupon rate becomes effective until final maturity.

(h) Position has been segregated as collateral for open swap contract as follows: New York Portfolio, $687,309.

      Glossary of Terms:

      ACA           American Capital Access Financial Guaranty Corporation
      AMBAC         American Municipal Bond Assurance Corporation
      AMT           Alternative Minimum Tax - (subject to)
      BAN           Bond Anticipation Note
      CAP MAC       Capital Markets Assurance Corporation
      CCRC          Congregate Care Retirement Center
      CDA           Community Development Administration
      CDD           Community Development District
      CFD           Community Facilities District
      CONNIE LEE    Connie Lee Insurance Company
      COP           Cerificate of Participation
      ETM           Escrow to Maturity
      FGIC          Financial Guaranty Insurance Company
      FHA           Federal Housing Administration
      FHLMC         Federal Home Loan Mortgage Corporation
      FNMA          Federal National Mortgage Association
      FSA           Financial Security Assurance Inc.
      GNMA          Government National Mortgage Association
      GO            General Obligation
      HFA           Housing Finance Authority
      HFC           Housing Finance Corporation
      IDR           Industrial Development Revenue
      MBIA          Municipal Bond Investors Assurance
      MFHR          Multi-Family Housing Revenue


--------------------------------------------------------------------------------
50 o ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND

Portfolio of Investments
--------------------------------------------------------------------------------

Glossary of Terms - Continued:

MTN           Medium Term Note
NR            Rating not applied for (comparable in quality to those the Fund is permitted to invest in)
PCR           Pollution Control Revenue
SFMR          Single Family Mortgage Revenue
TFA           Transitional Finance Authority
TSA           Tobacco Settlement Agency
TSASC         Tobacco Settlement Asset Securitization Corporation
UPMC          University on Pennsylvania Medical Center
XLCA          XL Capital Assurance Inc.

See notes to financial statements.


--------------------------------------------------------------------------------
                                    ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND o 51

                                               Statement of Assets & Liabilities
--------------------------------------------------------------------------------

STATEMENT OF ASSETS & LIABILITIES
October 31, 2003

                                                                                          Insured
                                                                   National               National
                                                                 =============         =============
Assets
Investments in securities, at value
   (cost $527,873,213 and $176,727,812,
   respectively) ...........................................     $ 545,654,824         $ 185,517,435
Interest receivable ........................................        11,380,832             2,750,403
Receivable for investment securities sold ..................         4,608,523                    -0-
Receivable for capital stock sold ..........................           850,871               511,847
                                                                 -------------         -------------
Total assets ...............................................       562,495,050           188,779,685
                                                                 =============         =============
Liabilities
Due to custodian ...........................................           707,080               187,822
Payable for capital stock redeemed .........................         2,253,403               422,732
Payable for investment securities purchased ................         1,128,457                    -0-
Dividends payable ..........................................           819,955               239,472
Distribution fee payable ...................................           252,327                77,143
Unrealized depreciation of swap contracts ..................            87,247                70,113
Advisory fee payable .......................................            94,914                80,066
Variation margin payable ...................................            13,406                    -0-
Accrued expenses ...........................................           268,048               131,842
                                                                 -------------         -------------
Total liabilities ..........................................         5,624,837             1,209,190
                                                                 -------------         -------------
Net Assets .................................................     $ 556,870,213         $ 187,570,495
                                                                 =============         =============
Composition of Net Assets
Capital stock, at par ......................................     $      55,935         $      18,563
Additional paid-in capital .................................       597,823,140           182,535,487
Distributions in excess of accumulated net
   investment income .......................................          (819,955)              578,856
Accumulated net realized loss on
   investment transactions .................................       (57,842,214)           (4,281,921)
Net unrealized appreciation of investments .................        17,653,307             8,719,510
                                                                 -------------         -------------
                                                                 $ 556,870,213         $ 187,570,495
                                                                 =============         =============
Class A Shares
Net assets .................................................     $ 373,416,213         $ 139,178,883
                                                                 =============         =============
Shares of capital stock outstanding ........................        37,496,614            13,765,843
                                                                 =============         =============
Class B Shares
Net assets .................................................     $ 101,286,830         $  34,242,862
                                                                 =============         =============
Shares of capital stock outstanding ........................        10,181,295             3,395,185
                                                                 =============         =============
Class C Shares
Net assets .................................................     $  82,167,170         $  14,148,750
                                                                 =============         =============
Shares of capital stock outstanding ........................         8,257,391             1,401,964
                                                                 =============         =============
Calculation of Maximum Offering Price
Class A Shares
Net asset value and redemption price per share .............         $    9.96              $  10.11
Sales charge--4.25% of public offering price ...............               .44                   .45
                                                                     =========              ========
Maximum offering price .....................................         $   10.40              $  10.56
                                                                     =========              ========
Class B Shares
Net asset value and offering price per share ...............         $    9.95              $  10.09
                                                                     =========              ========
Class C Shares
Net asset value and offering price per share ...............         $    9.95              $  10.09
                                                                     =========              ========

See notes to financial statements.


--------------------------------------------------------------------------------
52 o ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND

Statement of Assets & Liabilities
--------------------------------------------------------------------------------

                                                                        New York                California
                                                                     ===============          ===============
Assets
Investments in securities, at value
   (cost $500,756,315 and $990,929,465,
   respectively) ...............................................     $   526,906,943          $ 1,038,365,305
Cash ...........................................................             191,952                       -0-
Interest receivable ............................................           8,531,335               16,478,654
Receivable for investment securities sold ......................           1,529,919               15,554,640
Receivable for capital stock sold ..............................           1,375,371                2,528,667
Net unrealized appreciation of swap contracts ..................              57,583                  101,422
Variation margin receivable ....................................               3,437                       -0-
                                                                     ---------------          ---------------
Total assets ...................................................         538,596,540            1,073,028,688
                                                                     ===============          ===============
Liabilities
Due to custodian ...............................................                  -0-               3,279,499
Payable for capital stock redeemed .............................           1,421,748                3,105,576
Dividends payable ..............................................             745,783                1,448,222
Distribution fee payable .......................................             270,002                  513,187
Unrealized depreciation of swap contracts ......................             172,477                       -0-
Advisory fee payable ...........................................              68,297                  336,632
Payable for investment securities purchased ....................                  -0-              12,120,572
Variation margin payable .......................................                  -0-                  12,891
Accrued expenses ...............................................             235,355                  194,344
                                                                     ---------------          ---------------
Total liabilities ..............................................           2,913,662               21,010,923
                                                                     ---------------          ---------------
Net Assets .....................................................     $   535,682,878          $ 1,052,017,765
                                                                     ===============          ===============
Composition of Net Assets
Capital stock, at par ..........................................     $        54,742          $        98,943
Additional paid-in capital .....................................         534,324,963            1,048,462,761
Distributions in excess of net investment income ...............             (44,768)              (1,448,222)
Accumulated net realized loss on
   investment transactions .....................................         (24,675,713)             (42,611,114)
Net unrealized appreciation of investments .....................          26,023,654               47,515,397
                                                                     ---------------          ---------------
                                                                     $   535,682,878          $ 1,052,017,765
                                                                     ===============          ===============
Class A Shares
Net assets .....................................................     $   311,595,933          $   644,867,683
                                                                     ===============          ===============
Shares of capital stock outstanding ............................          31,828,385               60,644,317
                                                                     ===============          ===============
Class B Shares
Net assets .....................................................     $   171,880,640          $   237,146,795
                                                                     ===============          ===============
Shares of capital stock outstanding ............................          17,577,259               22,306,907
                                                                     ===============          ===============
Class C Shares
Net assets .....................................................     $    52,206,305          $   170,003,287
                                                                     ===============          ===============
Shares of capital stock outstanding ............................           5,335,930               15,991,281
                                                                     ===============          ===============
Calculation of Maximum Offering Price
Class A Shares
Net asset value and redemption price per share .................           $    9.79                 $  10.63
Sales charge--4.25% of public offering price ...................                 .43                      .47
                                                                           ---------                 --------
Maximum offering price .........................................           $   10.22                 $  11.10
                                                                           =========                 ========
Class B Shares
Net asset value and offering price per share ...................           $    9.78                 $  10.63
                                                                           =========                 ========
Class C Shares
Net asset value and offering price per share ...................           $    9.78                 $  10.63
                                                                           =========                 ========

See notes to financial statements.


--------------------------------------------------------------------------------
                                    ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND o 53

                                               Statement of Assets & Liabilities
--------------------------------------------------------------------------------

                                                                      Insured
                                                                    California
                                                                   =============
Assets
Investments in securities, at value
   (cost $167,162,799) .....................................       $ 176,106,431
Interest receivable ........................................           2,438,365
Receivable for capital stock sold ..........................             197,243
                                                                   -------------
Total assets ...............................................         178,742,039
                                                                   =============
Liabilities
Due to custodian ...........................................           1,897,646
Payable for capital stock redeemed .........................             329,095
Dividends payable ..........................................             216,632
Advisory fee payable .......................................              83,028
Distribution fee payable ...................................              76,065
Accrued expenses ...........................................              86,479
                                                                   -------------
Total liabilities ..........................................           2,688,945
                                                                   -------------
Net Assets .................................................       $ 176,053,094
                                                                   =============
Composition of Net Assets
Capital stock, at par ......................................       $      12,552
Additional paid-in capital .................................         167,456,765
Distributions in excess of net investment income ...........            (216,632)
Accumulated net realized loss on
   investment transactions .................................            (143,223)
Net unrealized appreciation
   of investments ..........................................           8,943,632
                                                                   -------------
                                                                   $ 176,053,094
                                                                   =============
Class A Shares
Net assets .................................................       $ 124,817,345
                                                                   =============
Shares of capital stock outstanding ........................           8,897,423
                                                                   =============
Class B Shares
Net assets .................................................       $  29,284,459
                                                                   =============
Shares of capital stock outstanding ........................           2,088,360
                                                                   =============
Class C Shares
Net assets .................................................       $  21,951,290
                                                                   -------------
Shares of capital stock outstanding ........................           1,565,833
                                                                   =============
Calculation of Maximum Offering Price
Class A Shares
Net asset value and redemption price
   per share ...............................................            $  14.03
Sales charge--4.25% of public offering price ...............                 .62
                                                                        --------
Maximum offering price .....................................            $  14.65
                                                                        ========
Class B Shares
Net asset value and offering price per share ...............            $  14.02
                                                                        ========
Class C Shares
Net asset value and offering price per share ...............            $  14.02
                                                                        ========

See notes to financial statements.


--------------------------------------------------------------------------------
54 o ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND

Statement of Operations
--------------------------------------------------------------------------------

STATEMENT OF OPERATIONS
Year Ended October 31, 2003

                                                                                  Insured
                                                             National             National
                                                           ============         ============
Investment Income
Interest ...........................................       $ 35,383,110         $ 11,511,165
                                                           ------------         ------------
Expenses
Advisory fee .......................................          3,729,811            1,253,454
Distribution fee--Class A ..........................          1,180,194              445,361
Distribution fee--Class B ..........................          1,144,856              360,882
Distribution fee--Class C ..........................            888,862              161,490
Transfer agency ....................................            461,569              122,253
Custodian ..........................................            194,968              127,788
Printing ...........................................            147,909               25,348
Administrative .....................................             94,500               94,500
Audit and legal ....................................             91,476               76,683
Registration fees ..................................             59,732               18,705
Directors' fees and expenses .......................              3,800                3,800
Miscellaneous ......................................             39,393               14,949
                                                           ------------         ------------
Total expenses .....................................          8,037,070            2,705,213
                                                           ------------         ------------
Less: expense offset arrangement
   (see Note B) ....................................               (163)                 (46)
Less: advisory fee waived (see Note B) .............         (2,536,272)            (250,000)
                                                           ------------         ------------
Net expenses .......................................          5,500,635            2,455,167
                                                           ------------         ------------
Net investment income ..............................         29,882,475            9,055,998
                                                           ------------         ------------
Realized and Unrealized Gain (Loss)
on Investment Transactions
Net realized gain (loss) on:
   Investment transactions .........................         (9,733,113)           1,491,753
   Futures transactions ............................           (215,759)                  -0-
Net change in unrealized
   appreciation/depreciation of:
   Investments .....................................         20,854,272            1,306,978
   Futures .........................................             49,975                   -0-
   Swaps ...........................................             45,341               36,437
                                                           ------------         ------------
Net gain on investment
   transactions ....................................         11,000,716            2,835,168
                                                           ------------         ------------
Net Increase in Net Assets
   from Operations .................................       $ 40,883,191         $ 11,891,166
                                                           ============         ============

See notes to financial statements.


--------------------------------------------------------------------------------
                                    ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND o 55

                                                         Statement of Operations
--------------------------------------------------------------------------------

                                                          New York           California
                                                        ============        ============
Investment Income
Interest ............................................   $ 31,297,963        $ 66,215,238
                                                        ------------        ------------
Expenses
Advisory fee ........................................      3,449,588           7,257,720
Distribution fee--Class A ...........................        948,153           2,093,785
Distribution fee--Class B ...........................      1,803,198           2,689,257
Distribution fee--Class C ...........................        555,631           1,943,812
Transfer agency .....................................        325,628             468,685
Custodian ...........................................        178,248             276,666
Administrative ......................................         94,500              94,500
Audit and legal .....................................         63,003              92,325
Printing ............................................         37,346             118,819
Registration fees ...................................         13,320              30,270
Directors' fees and expenses ........................          3,800               3,800
Miscellaneous .......................................         31,981              56,359
                                                        ------------        ------------
Total expenses ......................................      7,504,396          15,125,998
                                                        ------------        ------------
Less: expense offset arrangement
   (see Note B) .....................................           (388)               (165)
Less: advisory fee waived (see Note B) ..............     (2,621,688)         (2,903,087)
                                                        ------------        ------------
Net expenses ........................................      4,882,320          12,222,746
                                                        ------------        ------------
Net investment income ...............................     26,415,643          53,992,492
                                                        ------------        ------------
Realized and Unrealized Gain (Loss)
on Investment Transactions
Net realized gain (loss) on:
   Investment transactions ..........................     (3,504,084)          2,875,524
   Futures transactions .............................         32,321               3,951
Net change in unrealized
   appreciation/depreciation of:
   Investments ......................................      9,526,018         (24,353,702)
   Futures ..........................................        (12,080)             34,556
   Swaps ............................................        154,053             101,422
                                                        ------------        ------------
Net gain (loss) on investment
   transactions .....................................      6,196,228         (21,338,249)
                                                        ------------        ------------
Net Increase in Net Assets
   from Operations ..................................   $ 32,611,871        $ 32,654,243
                                                        ============        ============

See notes to financial statements.


--------------------------------------------------------------------------------
56 o ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND

Statement of Operations
--------------------------------------------------------------------------------

                                                                 Insured
                                                                California
                                                               ============
Investment Income
Interest ..................................................    $ 10,142,323
                                                               ------------
Expenses
Advisory fee ..............................................       1,052,043
Distribution fee--Class A .................................         403,832
Distribution fee--Class B .................................         340,453
Distribution fee--Class C .................................         226,247
Custodian .................................................         114,676
Administrative ............................................          94,500
Transfer agency ...........................................          75,263
Audit and legal ...........................................          68,350
Printing ..................................................          22,621
Registration fees .........................................          16,246
Directors' fees and expenses ..............................           3,800
Miscellaneous .............................................          25,724
                                                               ------------
Total expenses ............................................       2,443,755
                                                               ------------
Less: expense offset arrangement
   (see Note B) ...........................................             (23)
Less: advisory fee waived (see Note B) ....................              -0-
                                                               ------------
Net expenses ..............................................       2,443,732
                                                               ------------
Net investment income .....................................       7,698,591
                                                               ------------
Realized and Unrealized Gain (Loss)
on Investment Transactions
Net realized gain on investment
   transactions ...........................................         958,179
Net change in unrealized
   appreciation/depreciation of
   investments ............................................      (2,241,375)
                                                               ------------
Net loss on investment
   transactions ...........................................      (1,283,196)
                                                               ------------
Net Increase in Net Assets
   from Operations ........................................    $  6,415,395
                                                               ============

See notes to financial statements.


--------------------------------------------------------------------------------
                                    ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND o 57

                                              Statement of Changes in Net Assets
--------------------------------------------------------------------------------

STATEMENT OF CHANGES IN NET ASSETS

                                                                   National
                                                      ===================================
                                                       Year Ended             Year Ended
                                                       October 31,           October 31,
                                                           2003                  2002
                                                      =============         =============
Increase (Decrease) in Net Assets
from Operations
Net investment income .............................   $  29,882,475         $  32,815,446
Net realized loss on investment
   transactions ...................................      (9,948,872)          (12,495,347)
Net change in unrealized
   appreciation/depreciation of
   investments ....................................      20,949,588           (21,497,338)
                                                      -------------         -------------
Net increase (decrease) in net assets
   from operations ................................      40,883,191            (1,177,239)
Dividends and Distributions to
Shareholders from
Net investment income
   Class A ........................................     (21,495,701)          (22,321,323)
   Class B ........................................      (5,455,513)           (5,937,702)
   Class C ........................................      (4,236,930)           (4,556,421)
Distributions in excess of net
   investment income
   Class A ........................................              -0-             (623,078)
   Class B ........................................              -0-             (164,932)
   Class C ........................................              -0-             (128,281)
Capital Stock Transactions
Net increase (decrease) ...........................     (79,920,466)            5,599,687
                                                      -------------         -------------
Total decrease ....................................     (70,225,419)          (29,309,289)
Net Assets
Beginning of period ...............................     627,095,632           656,404,921
                                                      -------------         -------------
End of period .....................................   $ 556,870,213         $ 627,095,632
                                                      =============         =============

See notes to financial statements.


--------------------------------------------------------------------------------
58 o ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND

Statement of Changes in Net Assets
--------------------------------------------------------------------------------

                                                                  Insured National
                                                           ===============================
                                                            Year Ended        Year Ended
                                                            October 31,       October 31,
                                                               2003              2002
                                                           =============     =============
Increase (Decrease) in Net Assets
from Operations
Net investment income .................................    $   9,055,998     $   9,424,673
Net realized gain (loss) on investment
   transactions .......................................        1,491,753          (481,854)
Net change in unrealized
   appreciation/depreciation of
   investments ........................................        1,343,415        (2,667,855)
                                                           -------------     -------------
Net increase in net assets from
   operations .........................................       11,891,166         6,274,964
Dividends and Distributions to
Shareholders from
Net investment income
   Class A ............................................       (6,310,731)       (7,443,918)
   Class B ............................................       (1,283,611)       (1,356,413)
   Class C ............................................         (574,603)         (624,342)
Distributions in excess of net
   investment income
   Class A ............................................               -0-         (162,147)
   Class B ............................................               -0-          (28,735)
   Class C ............................................               -0-          (14,368)
Capital Stock Transactions
Net decrease ..........................................      (32,945,559)       (1,571,699)
                                                           -------------     -------------
Total decrease ........................................      (29,223,338)       (4,926,658)
Net Assets
Beginning of period ...................................      216,793,833       221,720,491
                                                           -------------     -------------
End of period (including undistributed
   net investment income of $552,109
   at October 31, 2003) ...............................    $ 187,570,495     $ 216,793,833
                                                           =============     =============

See notes to financial statements.


--------------------------------------------------------------------------------
                                    ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND o 59

                                              Statement of Changes in Net Assets
--------------------------------------------------------------------------------

                                                                      New York
                                                          =================================
                                                           Year Ended          Year Ended
                                                           October 31,         October 31,
                                                               2003                2002
                                                          =============       =============
Increase (Decrease) in Net Assets
from Operations
Net investment income ..............................      $  26,415,643       $  28,876,734
Net realized gain (loss) on investment
   transactions ....................................         (3,471,763)          1,386,593
Net change in unrealized
   appreciation/depreciation of
   investments .....................................          9,667,991         (16,530,236)
                                                          -------------       -------------
Net increase in net assets from
   operations ......................................         32,611,871          13,733,091
Dividends to
Shareholders from
Net investment income
   Class A .........................................        (16,381,761)        (17,397,310)
   Class B .........................................         (8,057,311)         (8,174,036)
   Class C .........................................         (2,481,995)         (2,549,689)
Capital Stock Transactions
Net increase (decrease) ............................        (34,714,981)         32,176,934
                                                          -------------       -------------
Total increase (decrease) ..........................        (29,024,177)         17,788,990
Net Assets
Beginning of period ................................        564,707,055         546,918,065
                                                          -------------       -------------
End of period (including undistributed
   net investment income of $460,656
   at October 31, 2002) ............................      $ 535,682,878       $ 564,707,055
                                                          =============       =============

See notes to financial statements.


--------------------------------------------------------------------------------
60 o ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND

Statement of Changes in Net Assets
--------------------------------------------------------------------------------

                                                                        California
                                                           =====================================
                                                             Year Ended            Year Ended
                                                             October 31,           October 31,
                                                                2003                  2002
                                                           ===============       ===============
Increase (Decrease) in Net Assets
from Operations
Net investment income ................................     $    53,992,492       $    58,400,753
Net realized gain (loss) on investment
   transactions ......................................           2,879,475            (4,441,953)
Net change in unrealized
   appreciation/depreciation of
   investments .......................................         (24,217,724)          (12,170,221)
                                                           ---------------       ---------------
Net increase in net assets from
   operations ........................................          32,654,243            41,788,579
Dividends and distributions to
Shareholders from
Net investment income
   Class A ...........................................         (35,416,009)          (37,342,750)
   Class B ...........................................         (11,754,028)          (11,822,017)
   Class C ...........................................          (8,503,834)           (9,235,986)
Distributions in excess of
   net investment income
   Class A ...........................................                  -0-           (1,226,593)
   Class B ...........................................                  -0-             (383,310)
   Class C ...........................................                  -0-             (306,648)
Capital Stock Transactions
Net decrease .........................................        (138,909,763)           (4,699,408)
                                                           ---------------       ---------------
Total decrease .......................................        (161,929,391)          (23,228,133)
Net Assets
Beginning of period ..................................       1,213,947,156         1,237,175,289
                                                           ---------------       ---------------
End of period ........................................     $ 1,052,017,765       $ 1,213,947,156
                                                           ===============       ===============

See notes to financial statements.


--------------------------------------------------------------------------------
                                    ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND o 61

                                              Statement of Changes in Net Assets
--------------------------------------------------------------------------------

                                                                  Insured California
                                                           ==================================
                                                            Year Ended           Year Ended
                                                            October 31,          October 31,
                                                                2003                 2002
                                                           =============        =============
Increase (Decrease) in Net Assets
from Operations
Net investment income ...............................      $   7,698,591        $   8,781,056
Net realized gain (loss) on investment
   transactions .....................................            958,179           (1,101,402)
Net change in unrealized
   appreciation/depreciation of
   investments ......................................         (2,241,375)          (1,068,295)
                                                           -------------        -------------
Net increase in net assets from
   operations .......................................          6,415,395            6,611,359
Dividends and Distributions to
Shareholders from
Net investment income
   Class A ..........................................         (5,839,608)          (6,844,131)
   Class B ..........................................         (1,234,036)          (1,126,991)
   Class C ..........................................           (822,034)            (809,934)
Distributions in excess of
   net investment income
   Class A ..........................................                 -0-            (395,909)
   Class B ..........................................                 -0-             (65,985)
   Class C ..........................................                 -0-             (45,682)
Net realized gain on investment
   transactions
   Class A ..........................................                 -0-          (1,370,152)
   Class B ..........................................                 -0-            (233,039)
   Class C ..........................................                 -0-            (175,926)
Capital Stock Transactions
Net decrease ........................................        (23,287,564)         (10,747,920)
                                                           -------------        -------------
Total decrease ......................................        (24,767,847)         (15,204,310)
Net Assets
Beginning of period .................................        200,820,941          216,025,251
                                                           -------------        -------------
End of period .......................................      $ 176,053,094        $ 200,820,941
                                                           =============        =============

See notes to financial statements.


--------------------------------------------------------------------------------
62 o ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND

Notes to Financial Statements
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS
October 31, 2003

NOTE A

Significant Accounting Policies

AllianceBernstein Municipal Income Fund, Inc. (the "Fund"), formerly Alliance Municipal Income Fund, Inc., is registered under the Investment Company Act of 1940 as an open-end management investment company. The Fund, which is a Maryland corporation, operates as a series company currently comprised of five portfolios: National Portfolio, Insured National Portfolio, New York Portfolio, California Portfolio and Insured California Portfolio (the "Portfolios"). Each of the State Portfolios are non-diversified. Each series is considered to be a separate entity for financial reporting and tax purposes. Each Portfolio offers three classes of shares: Class A, Class B and Class C Shares. Class A shares are sold with a front-end sales charge of up to 4.25% for purchases not exceeding $1,000,000. With respect to purchases of $1,000,000 or more, Class A shares redeemed within one year of purchase may be subject to a contingent deferred sales charge of 1%. Class B shares are currently sold with a contingent deferred sales charge which declines from 3% to zero depending on the period of time the shares are held. Class B shares will automatically convert to Class A shares six years after the end of the calendar month of purchase. Class C shares are subject to a contingent deferred sales charge of 1% on redemptions made within the first year after purchase. All three classes of shares have identical voting, dividend, liquidation and other rights, except that each class bears different distribution expenses and has exclusive voting rights with respect to its distribution plan. The preparation of financial statements in accordance with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Additional information about some of the items discussed in these notes to financial statements is contained in the Fund's Statement of Additional Information, which is available upon request.

1. Security Valuation

In accordance with Pricing Policies adopted by the Board of Directors of the Fund (the "Pricing Policies") and applicable law, portfolio securities are valued at current market value or at fair value. The Board of Directors has delegated to Alliance Capital Management L.P. ("the Adviser"), subject to the Board's continuing oversight, certain responsibilities with respect to the implementation of the Pricing Policies. Pursuant to the Pricing Policies, securities for which market quotations are readily available are valued at their current market value. In general, the market value of these securities is determined as follows:

Securities listed on a national securities exchange or on a foreign securities exchange are valued at the last sale price at the close of the exchange or foreign securities exchange. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices on such day. If no bid or asked prices are quoted on such day, then the security is valued in good faith at


--------------------------------------------------------------------------------
                                    ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND o 63

                                                   Notes to Financial Statements
--------------------------------------------------------------------------------

fair value in accordance with the Pricing Policies. Securities listed on more than one exchange are valued by reference to the principal exchange on which the securities are traded; securities not listed on an exchange but traded on The Nasdaq Stock Market, Inc. ("NASDAQ") are valued in accordance with the NASDAQ Official Closing Price; listed put or call options are valued at the last sale price. If there has been no sale on that day, such securities will be valued at the closing bid prices on that day; open futures contracts and options thereon are valued using the closing settlement price or, in the absence of such a price, the most recent quoted bid price. If there are no quotations available for the day of valuations, the last available closing settlement price is used; securities traded in the over-the-counter market, (but excluding securities traded on NASDAQ) are valued at the mean of the current bid and asked prices as reported by the National Quotation Bureau or other comparable sources; U.S. Government securities and other debt instruments having 60 days or less remaining until maturity are valued at amortized cost if their original maturity was 60 days or less, or by amortizing their fair value as of the 61st day prior to maturity if their original term to maturity exceeded 60 days; fixed-income securities, including mortgage backed and asset backed securities, may be valued on the basis of prices provided by a pricing service or at a price obtained from one or more of the major broker/dealers. In cases where broker/dealer quotes are obtained, the Pricing Policies provide that the Adviser may establish procedures whereby changes in market yields or spreads are used to adjust, on a daily basis, a recently obtained quoted price on a security; and OTC and other derivatives are valued on the basis of a quoted bid price or spread from a major broker/dealer in such security. Securities for which market quotations are not readily available are valued at fair value in accordance with the Pricing Policies.

2. Taxes

It is each Portfolio's policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required.

3. Investment Income and Investment Transactions

Interest income is accrued daily. Investment transactions are accounted for on the trade date securities are purchased or sold. As described more fully in the prospectus for the Portfolios, each portfolio may buy and sell securities from other affiliated funds in accordance with the requirements of Rule 17a-7 of the Investment Company Act of 1940. Each Portfolio has adopted procedures to ensure that all such transactions are done in accordance with the requirements of Rule 17a-7. Investment gains and losses are determined on the identified cost basis. The Portfolios accrete discounts as adjustments to interest income. Additionally, the Portfolios amortize premiums on debt securities for financial statement reporting purposes only.


--------------------------------------------------------------------------------
64 o ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND

Notes to Financial Statements
--------------------------------------------------------------------------------

The New York, Insured California and California Portfolios follow an investment policy of investing primarily in municipal obligations of one state. Economic changes affecting the state and certain of its public bodies and municipalities may affect the ability of issuers within the state to pay interest on, or repay principal of, municipal obligations held by the Portfolios.

4. Income and Expenses

All income earned and expenses incurred by the Portfolios are borne on a pro-rata basis by each settled class of shares, based on proportionate interest in each Portfolio represented by the net assets of such class, except that each Portfolio's Class B and Class C shares bear higher distribution and transfer agent fees than Class A shares. Expenses of the Fund are charged to each Portfolio in proportion to net assets.

5. Dividends and Distributions

Dividends and distributions to shareholders, are recorded on the ex-dividend date. Income dividends and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with accounting principles generally accepted in the United States. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.

NOTE B

Advisory Fee and Other Transactions with Affiliates

Under the terms of an investment advisory agreement, the National, New York and California Portfolios pay Alliance Capital Management L.P. (the "Adviser"), an advisory fee at an annual rate of up to .625 of 1% of each Portfolio's average daily net assets. For the Insured National Portfolio, the Agreement provides for a fee at an annual rate of up to .625 of 1% of the first $200 million, .50 of 1% of the next $200 million and .45 of 1% in excess of $400 million of its average daily net assets. For the Insured California Portfolio, the Agreement provides for a fee at an annual rate of up to .55 of 1% of the first $200 million, .50 of 1% of the next $200 million and .45 of 1% in excess of $400 million of its average daily net assets. Such fees are accrued daily and paid monthly.

For the year ended October 31, 2003, the Adviser has agreed to waive part of its advisory fee for the National, Insured National, New York, and California Portfolios. The aggregate amounts of such fee waivers were: $2,536,272, $250,000, $2,621,688 and $2,903,087, respectively.

Pursuant to the advisory agreement, the National, Insured National, New York, California and Insured California Portfolios each paid $94,500 to the Adviser representing the cost of certain legal and accounting services provided to each portfolio by the Adviser.


--------------------------------------------------------------------------------
                                    ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND o 65

                                                   Notes to Financial Statements
--------------------------------------------------------------------------------

Each Portfolio compensates Alliance Global Investor Services, Inc. (AGIS), a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for each Portfolio. Such compensation amounted to: National Portfolio, $294,992; Insured National Portfolio, $83,501; New York Portfolio, $196,842; California Portfolio, $269,017 and Insured California Portfolio, $39,767 for the year ended October 31, 2003.

For the year ended October 31, 2003, the Fund's expenses were reduced by:
National Portfolio $163; Insured National Portfolio $46; New York Portfolio $388; California Portfolio $165 and Insured California Portfolio, $23 under an expense offset arrangement with AGIS.

AllianceBernstein Investment Research and Management, Inc. (the "Distributor"), formerly Alliance Fund Distributors, Inc., a wholly-owned subsidiary of the Adviser, serves as the distributor of the Fund's shares. The Distributor has advised the Fund that it has received front-end sales charges from sales of Class A shares and contingent deferred sales charges imposed upon redemptions by shareholders of Class A, Class B and Class C shares for the year ended October 31, 2003 as follows:

                          Front-End         Contingent Deferred Sales Charges
                      Sales Charges     ----------------------------------------
Portfolio                   Class A         Class A        Class B       Class C
--------------------------------------------------------------------------------
National............    $    26,321     $    16,346    $   118,858     $  12,504
Insured National....          5,532           1,380         41,187         4,318
New York............         32,928          11,793        259,044        10,181
California..........         65,853          67,038        325,390        45,189
Insured California..         10,603           2,963         62,347         6,936

Accrued expenses for the National Portfolio includes $748 owed to a director under the trust's deferred compensation plan.

NOTE C

Distribution Services Agreement

The Fund has adopted a Distribution Services Agreement (the "Agreement") pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the Agreement, each Portfolio pays distribution and servicing fees to the Distributor at an annual rate of up to .30 of 1% of each Portfolio's average daily net assets attributable to the Class A shares and 1% of each Portfolio's average daily net assets attributable to both Class B and Class C shares. The fees are accrued daily and paid monthly. The Agreement provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities.


--------------------------------------------------------------------------------
66 o ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND

Notes to Financial Statements
--------------------------------------------------------------------------------

The Distributor has advised the Fund that it has incurred expenses in excess of the distribution costs reimbursed by each Portfolio as follows:

Portfolio                                      Class B                Class C
==============                              ==============         =============
National................................    $    4,585,470         $   4,388,629
Insured National........................         3,703,542             1,717,991
New York................................         7,849,219             2,526,499
California..............................         9,873,520             5,314,634
Insured California......................         3,143,344             1,492,349

Such costs may be recovered from each Portfolio in future periods so long as the Agreement is in effect. In accordance with the Agreement, there is no provision for recovery of unreimbursed distribution costs incurred by the Distributor beyond the current fiscal year for Class A shares. The Agreement also provides that the Adviser may use its own resources to finance the distribution of each Portfolio's shares.

NOTE D

Investment Transactions

Purchases and sales of investment securities (excluding short-term investments) for the year ended October 31, 2003 were as follows:

Portfolio                                     Purchases                Sales
==============                              ==============         =============
National................................    $  201,192,659         $ 276,739,941
Insured National........................        54,793,632            86,221,193
New York................................       192,035,265           234,210,970
California..............................       380,390,825           519,369,879
Insured California......................        65,050,858            80,612,898

There were no purchases or sales of U.S. government and government agency obligations for the year ended October 31, 2003.

The cost of investments for federal income tax purposes, gross unrealized appreciation and unrealized depreciation (excluding futures and swap transactions) are as follows:

                                            Gross Unrealized             Net
                                      ============================   Unrealized
Portfolio                    Cost     Appreciation  (Depreciation)  Appreciation
================================================================================
National ............   $528,436,732   $22,176,960   $ (4,958,868)   $17,218,092
Insured National ....    177,086,273     9,330,284       (899,122)     8,431,162
New York ............    501,427,877    26,592,794     (1,113,728)    25,479,066
California ..........    991,955,928    59,465,364    (13,055,987)    46,409,377
Insured California ..    167,162,799     9,720,431       (776,799)     8,943,632


--------------------------------------------------------------------------------
                                    ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND o 67

                                                   Notes to Financial Statements
--------------------------------------------------------------------------------

1. Financial Futures Contracts

The Fund may buy or sell financial futures contracts for the purpose of hedging its portfolio against adverse affects of anticipated movements in the market. The Fund bears the market risk that arises from changes in the value of these financial instruments and the imperfect correlation between movements in the price of the futures contracts and movements in the price of the securities hedged or used for cover.

At the time the Fund enters into a futures contract, the Fund deposits and maintains as collateral an initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized gains or losses. Risks may arise from the potential inability of a counterparty to meet the terms of the contract. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the time it was closed.

2. Swap Agreements

The Fund may enter into swaps to protect itself from interest rate fluctuations on the underlying debt instruments and for investment purposes. A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices or rates for a specified amount of an underlying asset. The payment flows are usually netted against each other, with the difference being paid by one party to the other.

Risks may arise as a result of the failure of the counterparty to the swap contract to comply with the terms of the swap contract. The loss incurred by the failure of a counterparty is generally limited to the net interest payment to be received by the Fund, and/or the termination value at the end of the contract. Therefore, the Fund considers the creditworthiness of each counterparty to a swap contract in evaluating potential credit risk. Additionally, risks may arise from unanticipated movements in interest rates or in the value of the underlying securities.

The Fund records a net receivable or payable on a daily basis for the net interest income or expense expected to be received or paid during the interest period. Net interest received or paid on these contracts is recorded as interest income (or as an offset to interest income). Fluctuations in the value of swap contracts are recorded for financial statement purposes as a component of change in unrealized appreciation/depreciation of investments. Realized gains and losses from terminated swaps are included in net realized gain or loss on investment transactions.


--------------------------------------------------------------------------------
68 o ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND

Notes to Financial Statements
--------------------------------------------------------------------------------

NOTE E

Capital Stock

The Fund has 3,000,000,000 shares of $.001 par value capital stock authorized, divided into three classes, designated as Class A, Class B and Class C shares. Each Portfolio class consists of 200,000,000 authorized shares. Transactions in capital stock were as follows:

                        ---------------------------------         -----------------------------------
                                       Shares                                    Amount
                        ---------------------------------         -----------------------------------
                           Year Ended          Year Ended            Year Ended            Year Ended
                          October 31,         October 31,           October 31,           October 31,
National Portfolio               2003                2002                  2003                  2002
-----------------------------------------------------------------------------------------------------
Class A
Shares sold                 5,240,127           9,015,157         $  51,860,709         $  91,405,113
-----------------------------------------------------------------------------------------------------
Shares issued in
  reinvestment of
  dividends and
  distributions             1,309,083           1,336,221            12,986,855            13,535,387
-----------------------------------------------------------------------------------------------------
Shares converted
  from Class B                722,346             907,232             7,171,418             9,217,756
-----------------------------------------------------------------------------------------------------
Shares redeemed           (11,760,872)        (10,414,610)         (116,461,855)         (105,675,647)
-----------------------------------------------------------------------------------------------------
Net increase
  (decrease)               (4,489,316)            844,000         $ (44,442,873)        $   8,482,609
=====================================================================================================

Class B
Shares sold                 1,609,267           3,233,870         $  15,981,804         $  32,906,119
-----------------------------------------------------------------------------------------------------
Shares issued in
  reinvestment of
  dividends and
  distributions               319,304             342,873             3,160,356             3,470,117
-----------------------------------------------------------------------------------------------------
Shares converted
  to Class A                 (728,467)           (907,880)           (7,171,418)           (9,217,756)
-----------------------------------------------------------------------------------------------------
Shares redeemed            (3,549,417)         (2,918,947)          (35,164,645)          (29,548,057)
-----------------------------------------------------------------------------------------------------
Net decrease               (2,349,313)           (250,084)        $ (23,193,903)        $  (2,389,577)
=====================================================================================================

Class C
Shares sold                 1,473,169           3,081,510         $  14,598,075         $  31,264,811
-----------------------------------------------------------------------------------------------------
Shares issued in
  reinvestment of
  dividends and
  distributions               223,583             249,755             2,215,954             2,529,204
-----------------------------------------------------------------------------------------------------
Shares redeemed            (2,941,313)         (3,390,497)          (29,097,719)          (34,287,360)
-----------------------------------------------------------------------------------------------------
Net decrease               (1,244,561)            (59,232)        $ (12,283,690)        $    (493,345)
=====================================================================================================


--------------------------------------------------------------------------------
                                    ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND o 69

                                                   Notes to Financial Statements
--------------------------------------------------------------------------------

                                 ------------------------------         ---------------------------------
                                              Shares                                  Amount
                                 ------------------------------         ---------------------------------
                                  Year Ended         Year Ended           Year Ended           Year Ended
                                 October 31,        October 31,          October 31,          October 31,
Insured National Portfolio              2003               2002                 2003                 2002
---------------------------------------------------------------------------------------------------------
Class A
Shares sold                        2,002,229          2,617,519         $ 19,873,441         $ 26,640,296
---------------------------------------------------------------------------------------------------------
Shares issued in
  reinvestment of
  dividends and
  distributions                      348,362            406,068            3,488,206            4,026,762
---------------------------------------------------------------------------------------------------------
Shares converted
  from Class B                       142,406            442,726            1,425,262            3,768,569
---------------------------------------------------------------------------------------------------------
Shares redeemed                   (5,278,934)        (3,769,912)         (52,546,736)         (37,489,908)
---------------------------------------------------------------------------------------------------------
Net decrease                      (2,785,937)          (303,599)        $(27,759,827)        $ (3,054,281)
=========================================================================================================

Class B
Shares sold                          911,807          1,263,443         $  9,091,873         $ 12,554,742
---------------------------------------------------------------------------------------------------------
Shares issued in
  reinvestment of
  dividends and
  distributions                       79,214             81,087              791,414              802,261
---------------------------------------------------------------------------------------------------------
Shares converted
  to Class A                        (142,768)          (445,185)          (1,425,262)          (3,768,569)
---------------------------------------------------------------------------------------------------------
Shares redeemed                     (995,518)          (872,279)          (9,923,365)          (9,296,308)
---------------------------------------------------------------------------------------------------------
Net increase
  (decrease)                        (147,265)            27,066         $ (1,465,340)        $    292,126
=========================================================================================================

Class C
Shares sold                        1,069,378          1,765,436         $ 10,671,094         $ 17,512,691
---------------------------------------------------------------------------------------------------------
Shares issued in
  reinvestment of
  dividends and
  distributions                       24,507             27,599              244,912              273,118
---------------------------------------------------------------------------------------------------------
Shares redeemed                   (1,469,333)        (1,672,064)         (14,636,398)         (16,595,353)
---------------------------------------------------------------------------------------------------------
Net increase
  (decrease)                        (375,448)           120,971         $ (3,720,392)        $  1,190,456
=========================================================================================================


--------------------------------------------------------------------------------
70 o ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND

Notes to Financial Statements
--------------------------------------------------------------------------------

                         ------------------------------         ---------------------------------
                                     Shares                                   Amount
                         ------------------------------         ---------------------------------
                          Year Ended         Year Ended           Year Ended           Year Ended
                         October 31,        October 31,          October 31,          October 31,
New York Portfolio              2003               2002                 2003                 2002
-------------------------------------------------------------------------------------------------
Class A
Shares sold                3,491,740          5,799,509         $ 34,192,571         $ 56,998,987
-------------------------------------------------------------------------------------------------
Shares issued in
  reinvestment of
  dividends                1,142,085          1,202,826           11,178,653           11,804,377
-------------------------------------------------------------------------------------------------
Shares converted
  from Class B               740,326            835,958            7,233,594            8,214,023
-------------------------------------------------------------------------------------------------
Shares redeemed           (6,845,242)        (7,417,375)         (66,948,352)         (72,789,819)
-------------------------------------------------------------------------------------------------
Net increase
  (decrease)              (1,471,091)           420,918         $(14,343,534)        $  4,227,568
=================================================================================================

Class B
Shares sold                2,586,012          5,886,792         $ 25,279,109         $ 57,959,644
-------------------------------------------------------------------------------------------------
Shares issued in
  reinvestment of
  dividends                  565,149            565,349            5,526,205            5,550,479
-------------------------------------------------------------------------------------------------
Shares converted
  to Class A                (741,085)          (835,450)          (7,233,594)          (8,214,023)
-------------------------------------------------------------------------------------------------
Shares redeemed           (3,920,006)        (3,216,832)         (38,245,841)         (31,610,516)
-------------------------------------------------------------------------------------------------
Net increase
  (decrease)              (1,509,930)         2,399,859         $(14,674,121)        $ 23,685,584
=================================================================================================

Class C
Shares sold                  981,828          2,200,380         $  9,631,390         $ 21,675,639
-------------------------------------------------------------------------------------------------
Shares issued in
  reinvestment of
  dividends                  147,941            153,394            1,447,380            1,506,422
-------------------------------------------------------------------------------------------------
Shares redeemed           (1,721,256)        (1,922,707)         (16,776,096)         (18,918,279)
-------------------------------------------------------------------------------------------------
Net increase
  (decrease)                (591,487)           431,067         $ (5,697,326)        $  4,263,782
=================================================================================================


--------------------------------------------------------------------------------
                                    ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND o 71

                                                   Notes to Financial Statements
--------------------------------------------------------------------------------

                           --------------------------------         -----------------------------------
                                        Shares                                     Amount
                           --------------------------------         -----------------------------------
                             Year Ended          Year Ended            Year Ended            Year Ended
                            October 31,         October 31,           October 31,           October 31,
California Portfolio               2003                2002                  2003                  2002
-------------------------------------------------------------------------------------------------------
Class A
Shares sold                   7,292,692          10,175,924         $  78,795,271         $ 110,180,548
-------------------------------------------------------------------------------------------------------
Shares issued in
  reinvestment of
  dividends and
  distributions               1,891,255           2,012,842            20,402,040            21,734,658
-------------------------------------------------------------------------------------------------------
Shares converted
  from Class B                  898,827           1,109,144             9,664,034            11,996,136
-------------------------------------------------------------------------------------------------------
Shares redeemed             (16,348,786)        (15,114,248)         (175,475,882)         (163,390,877)
-------------------------------------------------------------------------------------------------------
Net decrease                 (6,266,012)         (1,816,338)        $ (66,614,537)        $ (19,479,535)
=======================================================================================================

Class B
Shares sold                   3,274,769           6,670,839         $  35,504,609         $  72,338,407
-------------------------------------------------------------------------------------------------------
Shares issued in
  reinvestment of
  dividends and
  distributions                 651,921             644,625             7,031,904             6,960,430
-------------------------------------------------------------------------------------------------------
Shares converted
  to Class A                   (893,349)         (1,110,080)           (9,664,034)          (11,996,136)
-------------------------------------------------------------------------------------------------------
Shares redeemed              (6,536,279)         (4,922,642)          (69,943,417)          (53,189,528)
-------------------------------------------------------------------------------------------------------
Net increase
  (decrease)                 (3,502,938)          1,282,742         $ (37,070,938)        $  14,113,173
=======================================================================================================

Class C
Shares sold                   2,234,781           4,017,253         $  24,175,330         $  43,448,438
-------------------------------------------------------------------------------------------------------
Shares issued in
  reinvestment of
  dividends and
  distributions                 378,760             444,802             4,087,220             4,802,580
-------------------------------------------------------------------------------------------------------
Shares redeemed              (5,908,902)         (4,407,073)          (63,486,838)          (47,584,064)
-------------------------------------------------------------------------------------------------------
Net increase
  (decrease)                 (3,295,361)             54,982         $ (35,224,288)        $     666,954
=======================================================================================================


--------------------------------------------------------------------------------
72 o ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND

Notes to Financial Statements
--------------------------------------------------------------------------------

                        ------------------------------         ---------------------------------
                                    Shares                                   Amount
                        ------------------------------         ---------------------------------
                         Year Ended        Year Ended,           Year Ended           Year Ended
Insured California      October 31,        October 31,          October 31,          October 31,
Portfolio                      2003               2002                 2003                 2002
------------------------------------------------------------------------------------------------
Class A
Shares sold               1,681,945          1,458,109         $ 23,818,192         $ 20,428,556
------------------------------------------------------------------------------------------------
Shares issued in
  reinvestment of
  dividends and
  distributions             220,654            339,553            3,135,640            4,752,437
------------------------------------------------------------------------------------------------
Shares converted
  from Class B              131,721             93,009            1,868,598            1,303,119
------------------------------------------------------------------------------------------------
Shares redeemed          (3,370,471)        (3,313,174)         (48,154,482)         (46,537,316)
------------------------------------------------------------------------------------------------
Net decrease             (1,336,151)        (1,422,503)        $(19,332,052)        $(20,053,204)
================================================================================================

Class B
Shares sold                 607,694            950,044         $  8,677,397         $ 13,416,602
------------------------------------------------------------------------------------------------
Shares issued in
  reinvestment of
  dividends and
  distributions              54,042             56,835              768,116              796,291
------------------------------------------------------------------------------------------------
Shares converted
  to Class A               (131,793)           (92,973)          (1,868,598)          (1,303,119)
------------------------------------------------------------------------------------------------
Shares redeemed            (781,453)          (442,066)         (11,025,906)          (6,247,392)
------------------------------------------------------------------------------------------------
Net increase
  (decrease)               (251,510)           471,840         $ (3,448,991)        $  6,662,382
================================================================================================

Class C
Shares sold                 428,885            530,751         $  6,085,894         $  7,496,821
------------------------------------------------------------------------------------------------
Shares issued in
  reinvestment of
  dividends and
  distributions              34,916             44,006              495,849              628,638
------------------------------------------------------------------------------------------------
Shares redeemed            (502,296)          (389,927)          (7,088,264)          (5,482,557)
------------------------------------------------------------------------------------------------
Net increase
  (decrease)                (38,495)           184,830         $   (506,521)        $  2,642,902
================================================================================================

NOTE F

Joint Credit Facility

A number of open-end mutual funds managed by the Adviser, including the Fund, participate in a $500 million revolving credit facility (the "Facility") intended to provide short-term financing if necessary, subject to certain restrictions, in connection with abnormal redemption activity. Commitment fees related to the Facility are paid by the participating funds and are included in miscellaneous expenses in the statement of operations. The Fund did not utilize the Facility during the year ended October 31, 2003.


--------------------------------------------------------------------------------
                                    ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND o 73

                                                   Notes to Financial Statements
--------------------------------------------------------------------------------

NOTE G

Distributions to Shareholders

The tax character of distributions paid during the fiscal years ended October 31, 2003 and 2002 were as follows:

National Portfolio                               2003                 2002
                                             ===========          ===========
Distributions paid from:
   Ordinary income ................          $ 1,829,726          $   987,252
   Tax-exempt income ..............           29,358,418           32,548,930
                                             -----------          -----------
Total distributions paid ..........          $31,188,144          $33,536,182(a)
                                             ===========          ===========

As of October 31, 2003, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Accumulated capital and other losses ................           $(57,318,576)(b)
Unrealized appreciation .............................             17,129,669(c)
                                                                ------------
Total accumulated earnings/(deficit) ................           $(40,188,907)
                                                                ============

(a) Total distributions paid differs from the Statement of Changes in Net Assets because for tax purposes dividends are recognized when actually paid.

(b) On October 31, 2003, the Portfolio had a net capital loss carryforward of $57,318,576, of which $15,049,984 expires in the year 2007, $18,808,737 expires in the year 2008, $12,984,821 expires in the year 2010 and $10,475,034 expires in the year 2011. To the extent future capital gains are offset by capital loss carryforward, such gains will not be distributed.

(c) The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable primarily to the tax deferral of losses on wash sales and the realization for tax purposes of unrealized gains/(losses) on certain derivative instruments.

During the current fiscal year, permanent differences, primarily due to tax reclassification of distributions, resulted in a net decrease in distributions in excess of net investment income and a corresponding decrease in additional paid-in capital. This reclassification had no effect on net assets.


--------------------------------------------------------------------------------
74 o ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND

Notes to Financial Statements
--------------------------------------------------------------------------------

Insured National Portfolio                        2003                2002
                                               ==========          ==========
Distributions paid from:
   Ordinary income ..................          $       -0-         $  225,314
   Tax-exempt income ................           8,168,945           9,355,099
                                               ----------          ----------
Total distributions paid ............          $8,168,945          $9,580,413(a)
                                               ==========          ==========

As of October 31, 2003, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed ordinary income ........................           $   818,328
Accumulated capital and other losses .................            (3,923,460)(b)
Unrealized appreciation ..............................             8,361,049(c)
                                                                 -----------
Total accumulated earnings/(deficit) .................           $ 5,255,917
                                                                 ===========

(a) Total distributions paid differs from the Statement of Changes in Net Assets because for tax purposes dividends are recognized when actually paid.

(b) On October 31, 2003, the Portfolio had a net capital loss carryforward of $3,923,460, of which $1,909,525 expires in the year 2007, $1,593,951 in
      2008 and $419,984 expires in the year 2010. To the extent future capital gains are offset by capital loss carryforward, such gains will not be distributed. During the current fiscal year, $960,411 of capital loss carryforward was utilized.

(c) The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

During the current fiscal year, permanent differences, primarily due to net operating losses, resulted in a net decrease in distributions in excess of net investment income and a corresponding decrease in additional paid-in capital. This reclassification had no effect on net assets.


--------------------------------------------------------------------------------
                                    ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND o 75

                                                   Notes to Financial Statements
--------------------------------------------------------------------------------

New York Portfolio                               2003                 2002
                                             ===========          ===========
Distributions paid from:
   Ordinary income ................          $   126,538          $   947,652
   Tax-exempt income ..............           26,794,529           26,970,779
                                             -----------          -----------
Total distributions paid ..........          $26,921,067          $27,918,431(a)
                                             ===========          ===========

As of October 31, 2003, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed tax-exempt net investment income ........         $    701,015
Accumulated capital and other losses ..................          (24,016,231)(b)
Unrealized appreciation/(depreciation) ................           25,364,172(c)
                                                                ------------
Total accumulated earnings/(deficit) ..................         $  2,048,956
                                                                ============

(a) Total distributions paid differs from the Statement of Changes in Net Assets because for tax purposes dividends are recognized when actually paid.

(b) On October 31, 2003, the Portfolio had a net capital loss carryforward of $24,016,231, of which $7,273,675 expires in the year 2007, $5,997,244 expires in the year 2008, $6,973,404 expires in the year 2009 and $3,771,908 expires in the year 2011. To the extent future capital gains are offset by capital loss carryforward, such gains will not be distributed. During the current fiscal year, $111,494 of the capital loss carryforward expired.

(c) The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable primarily to the tax deferral of losses on wash sales and the realization for tax purposes of unrealized gains/(losses) on certain derivative instruments.

During the current fiscal year, permanent differences, primarily due to expiring capital loss carryforward, resulted in a net decrease in accumulated net realized loss on investment transactions and a corresponding decrease in additional paid-in capital. This reclassification had no effect on net assets.


--------------------------------------------------------------------------------
76 o ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND

Notes to Financial Statements
--------------------------------------------------------------------------------

California Portfolio                             2003                 2002
                                             ===========          ===========
Distributions paid from:
   Ordinary income ................          $ 2,830,191          $ 2,513,951
   Tax-exempt income ..............           52,843,680           57,481,325
                                             -----------          -----------
Total distributions paid ..........          $55,673,871          $59,995,276(a)
                                             ===========          ===========

As of October 31, 2003, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Accumulated capital and other losses ................           $(41,606,516)(b)
Unrealized appreciation/(depreciation) ..............             46,510,799(c)
                                                                ------------
Total accumulated earnings/(deficit) ................           $  4,904,283
                                                                ============

(a) Total distributions paid differs from the Statement of Changes in Net Assets because for tax purposes dividends are recognized when actually paid.

(b) On October 31, 2003, the Portfolio had a net capital loss carryforward of $41,606,516 of which $2,052,062 expires in the year 2004, $14,469,761 expires in the year 2007, $10,170,666 expires in the year 2008, $10,406,492 expires in the year 2009 and $4,507,535 expires in the year 2010. To the extent future capital gains are offset by capital loss carryforward, such gains will not be distributed. During the current fiscal year, $2,316,320 of capital loss carryforward was utilized and $1,992,681 of the capital loss carryforward expired.

(c) The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable primarily to the tax deferral of losses on wash sales and the realization for tax purposes of unrealized gains/(losses) on certain derivative instruments.

During the current fiscal year, permanent differences, primarily due to tax reclassification of distributions and expiring capital loss carryforward, resulted in a net decrease in distributions in excess of net investment income, a decrease in accumulated net realized loss on investment transactions and a corresponding decrease in additional paid-in capital. This reclassification had no effect on net assets.


--------------------------------------------------------------------------------
                                    ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND o 77

                                                   Notes to Financial Statements
--------------------------------------------------------------------------------

Insured California Portfolio                         2003              2002
                                                 ==========       ===========
Distributions paid from:
   Ordinary income .......................       $  374,433       $ 1,639,748
   Net long-term capital gains ...........               -0-          871,249
                                                 ----------       -----------
Total taxable distributions ..............          374,433         2,510,997
Distributions from tax-exempt income .....        7,521,245         8,526,883
                                                 ----------       -----------
Total distributions paid .................       $7,895,678       $11,037,880(a)
                                                 ==========       ===========

As of October 31, 2003, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Accumulated capital and other losses .................           $  (143,223)(b)
Unrealized appreciation/(depreciation) ...............             8,943,632
                                                                 -----------
Total accumulated earnings/(deficit) .................           $ 8,800,409
                                                                 ===========

(a) Total distributions paid differs from the Statement of Changes in Net Assets because for tax purposes dividends are recognized when actually paid.

(b) On October 31, 2003, the Portfolio had a net capital loss carryforward of $143,223, all of which expires in the year 2010. To the extent future capital gains are offset by capital loss carryforward, such gains will not be distributed. During the current fiscal year, $958,179 of the capital loss carryforward was utilized.

During the current fiscal year, permanent differences, primarily due to tax reclassification of distributions, resulted in a net decrease in distributions in excess of net investment income and a corresponding decrease in additional paid-in capital. This reclassification had no effect on net assets.

NOTE H

Legal Proceedings

As has been previously reported in the press, the Staff of the U.S. Securities and Exchange Commission ("SEC") and the Office of the New York Attorney General ("NYAG") have been investigating practices in the mutual fund industry identified as "market timing" and "late trading" of mutual fund shares. Certain other regulatory authorities have also been conducting investigations into these practices within the industry and have requested that Alliance Capital Management L.P. ("Alliance Capital"), the Fund's Adviser, provide information to them. Alliance Capital has been cooperating and will continue to cooperate with all of these authorities. Please see "Subsequent Events" below for a description of the agreements reached by Alliance Capital and the SEC and NYAG in connection with the investigations mentioned above.

A special committee of Alliance Capital's Board of Directors, comprised of the members of Alliance Capital's Audit Committee and the other independent member of the Board, is continuing to direct and oversee an internal investigation and a comprehensive review of the facts and circumstances relevant to the SEC's and the NYAG's investigations.


--------------------------------------------------------------------------------
78 o ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND

Notes to Financial Statements
--------------------------------------------------------------------------------

On October 2, 2003, a putative class action complaint entitled Hindo et al. v. AllianceBernstein Growth & Income Fund et al. (the "Hindo Complaint") was filed against Alliance Capital; Alliance Capital Management Holding L.P.; Alliance Capital Management Corporation; AXA Financial, Inc.; certain of the AllianceBernstein Mutual Funds, including the Fund; Gerald Malone; Charles Schaffran (collectively, the "Alliance Capital defendants"); and certain other defendants not affiliated with Alliance Capital. The Hindo Complaint was filed in the United States District Court for the Southern District of New York by alleged shareholders of two of the AllianceBernstein Mutual Funds. The Hindo Complaint alleges that certain of the Alliance Capital defendants failed to disclose that they improperly allowed certain hedge funds and other unidentified parties to engage in late trading and market timing of AllianceBernstein Fund securities, violating Sections 11 and 15 of the Securities Act, Sections 10(b) and 20(a) of the Exchange Act, and Sections 206 and 215 of the Advisers Act. Plaintiffs seek an unspecified amount of compensatory damages and rescission of their contracts with Alliance Capital, including recovery of all fees paid to Alliance Capital pursuant to such contracts.

Since October 2, 2003, more than thirty additional lawsuits making factual allegations similar to those in the Hindo Complaint were filed against Alliance Capital and certain other defendants. All of these lawsuits seek an unspecified amount of damages.

As a result of the matters more fully discussed in the note entitled "Subsequent Events" below, investors in the AllianceBernstein Mutual Funds may choose to redeem their investments. This may require the AllianceBernstein Mutual Funds to sell investments held by those funds to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the AllianceBernstein Mutual Funds.

Note I

Subsequent Events

On December 18, 2003, Alliance Capital, the Fund's Adviser, confirmed that it had reached terms with the SEC and the NYAG for the resolution of regulatory claims relating to the practice of "market timing" mutual fund shares in some of the AllianceBernstein Mutual Funds. The agreement with the SEC is reflected in an Order of the Commission ("SEC Order"). The agreement with the NYAG is subject to final, definitive documentation. Among the key provisions of these agreements are the following:

      (i) Alliance Capital agreed to establish a $250 million fund (the "Reimbursement Fund") to compensate mutual fund shareholders for the adverse effects of market timing attributable to the market timing relationships described in the SEC Order (i.e., relationships Alliance Capital maintained with some investors who were permitted to engage in market timing trades in some of the AllianceBernstein Mutual Funds in return for or in connection with making investments (which were not actively traded) in other Alliance Capital products, including hedge funds and mutual funds, for which Alliance Capital re-


--------------------------------------------------------------------------------
                                    ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND o 79

                                                   Notes to Financial Statements
--------------------------------------------------------------------------------

            ceives advisory fees). According to the SEC Order, the Reimbursement Fund is to be paid, in order of priority, to fund investors based on
            (i) their aliquot share of losses suffered by the fund due to market timing, and (ii) a proportionate share of advisory fees paid by such fund during the period of such market timing;

      (ii) Alliance Capital agreed to reduce the advisory fees it receives from some of the AllianceBernstein long-term, open-end retail funds, commencing January 1, 2004, for a period of at least five years. The determination of which funds will have their fees reduced and to what degree is subject to the terms of the definitive agreement with the NYAG; and

      (iii) Alliance Capital agreed to implement changes to its governance and compliance procedures. Additionally, the SEC Order contemplates that Alliance Capital's registered investment company clients, including the Fund, will introduce governance and compliance changes.


--------------------------------------------------------------------------------
80 o ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND

Financial Highlights
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS
Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                                                            National Portfolio
                                           ---------------------------------------------------------------------------------------
                                                                                  Class A
                                           ---------------------------------------------------------------------------------------
                                                                           Year Ended October 31,
                                           ---------------------------------------------------------------------------------------
                                               2003               2002               2001               2000               1999
                                           ---------------------------------------------------------------------------------------
Net asset value,
  beginning of period ...............      $      9.80        $     10.34        $     10.14        $     10.02        $     11.09
                                           ---------------------------------------------------------------------------------------
Income From Investment
  Operations
Net investment income(a)(b) .........              .52                .54                .54                .55                .52
Net realized and unrealized
  gain (loss) on investment
  transactions ......................              .18               (.53)               .21                .12               (.93)
                                           ---------------------------------------------------------------------------------------
Net increase (decrease) in
  net asset value from
  operations ........................              .70                .01                .75                .67               (.41)
                                           ---------------------------------------------------------------------------------------
Less: Dividends and
  Distributions
Dividends from net
  investment income .................             (.54)              (.54)              (.54)              (.55)              (.52)
Distributions in excess of
  net investment income .............               -0-              (.01)              (.01)                -0-              (.04)
Distributions from
  net realized gain on
  investment transactions ...........               -0-                -0-                -0-                -0-              (.10)
                                           ---------------------------------------------------------------------------------------
Total dividends and
  distributions .....................             (.54)              (.55)              (.55)              (.55)              (.66)
                                           ---------------------------------------------------------------------------------------
Net asset value,
  end of period .....................      $      9.96        $      9.80        $     10.34        $     10.14        $     10.02
                                           =======================================================================================
Total Return
Total investment return based
  on net asset value(c)  ............             7.32%               .06%              7.55%              6.95%             (3.93)%
Ratios/Supplemental Data
Net assets, end of period
  (000's omitted) ...................      $   373,416        $   411,408        $   425,506        $   412,248        $   402,922
Ratio to average net assets of:
  Expenses, net of fee
    waivers .........................              .68%               .65%               .64%               .68%               .66%
  Expenses, before fee
    waivers .........................             1.11%              1.07%              1.06%              1.11%              1.12%
  Net investment income,
    net of fee waivers ..............             5.25%              5.28%              5.22%              5.53%              4.86%
Portfolio turnover rate .............               35%                63%               194%               415%               393%

See footnote summary on page 95.


--------------------------------------------------------------------------------
                                    ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND o 81

                                                            Financial Highlights
--------------------------------------------------------------------------------

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                                                             National Portfolio
                                           ---------------------------------------------------------------------------------------
                                                                                   Class B
                                           ---------------------------------------------------------------------------------------
                                                                            Year Ended October 31,
                                           ---------------------------------------------------------------------------------------
                                               2003               2002               2001               2000               1999
                                           ---------------------------------------------------------------------------------------
Net asset value,
  beginning of period ...............      $      9.79        $     10.33        $     10.13        $     10.00        $     11.08
                                           ---------------------------------------------------------------------------------------
Income From Investment
  Operations
Net investment income(a)(b) .........              .45                .46                .47                .48                .44
Net realized and unrealized
  gain (loss) on investment
  transactions ......................              .18               (.52)               .21                .13               (.93)
                                           ---------------------------------------------------------------------------------------
Net increase (decrease) in
  net asset value from
  operations ........................              .63               (.06)               .68                .61               (.49)
                                           ---------------------------------------------------------------------------------------
Less: Dividends and
  Distributions
Dividends from net
  investment income .................             (.47)              (.47)              (.47)              (.48)              (.44)
Distributions in excess of
  net investment income .............               -0-              (.01)              (.01)                -0-              (.05)
Distributions from
  net realized gain on
  investment transactions ...........               -0-                -0-                -0-                -0-              (.10)
                                           ---------------------------------------------------------------------------------------
Total dividends and
  distributions .....................             (.47)              (.48)              (.48)              (.48)              (.59)
                                           ---------------------------------------------------------------------------------------
Net asset value,
  end of period .....................      $      9.95        $      9.79        $     10.33        $     10.13        $     10.00
                                           =======================================================================================
Total Return
Total investment return based
  on net asset value(c)  ............             6.57%              (.62)%             6.84%              6.32%             (4.65)%
Ratios/Supplemental Data
Net assets, end of period
  (000's omitted) ...................      $   101,287        $   122,656        $   132,074        $   117,779        $   157,090
Ratio to average net assets of:
  Expenses, net of fee
    waivers .........................             1.39%              1.35%              1.36%              1.39%              1.37%
  Expenses, before fee
    waivers .........................             1.81%              1.77%              1.79%              1.79%              1.74%
  Net investment income,
    net of fee waivers ..............             4.54%              4.57%              4.59%              4.80%              4.12%
Portfolio turnover rate .............               35%                63%               194%               415%               393%

See footnote summary on page 95.


--------------------------------------------------------------------------------
82 o ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND

Financial Highlights
--------------------------------------------------------------------------------

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                                                               National Portfolio
                                               -----------------------------------------------------------------------------------
                                                                                     Class C
                                               -----------------------------------------------------------------------------------
                                                                              Year Ended October 31,
                                               -----------------------------------------------------------------------------------
                                                   2003              2002              2001              2000              1999
                                               -----------------------------------------------------------------------------------
Net asset value,
  beginning of period ...................      $      9.79       $     10.34       $     10.13       $     10.00       $     11.08
                                               -----------------------------------------------------------------------------------
Income From Investment
  Operations
Net investment income(a)(b) .............              .45               .47               .47               .48               .45
Net realized and unrealized
  gain (loss) on investment
  transactions ..........................              .18              (.54)              .22               .13              (.94)
                                               -----------------------------------------------------------------------------------
Net increase (decrease) in
  net asset value from
  operations ............................              .63              (.07)              .69               .61              (.49)
                                               -----------------------------------------------------------------------------------
Less: Dividends and
  Distributions
Dividends from net
  investment income .....................             (.47)             (.47)             (.47)             (.48)             (.45)
Distributions in excess of
  net investment income .................               -0-             (.01)             (.01)               -0-             (.04)
Distributions from
  net realized gain on
  investment transactions ...............               -0-               -0-               -0-               -0-             (.10)
                                               -----------------------------------------------------------------------------------
Total dividends and
  distributions .........................             (.47)             (.48)             (.48)             (.48)             (.59)
                                               -----------------------------------------------------------------------------------
Net asset value,
  end of period .........................      $      9.95       $      9.79       $     10.34       $     10.13       $     10.00
                                               ===================================================================================
Total Return
Total investment return based
  on net asset value(c)  ................             6.57%             (.72)%            6.94%             6.32%            (4.65)%
Ratios/Supplemental Data
Net assets, end of period
  (000's omitted) .......................      $    82,167       $    93,032       $    98,825       $    93,861       $   111,740
Ratio to average net assets of:
  Expenses, net of fee
    waivers .............................             1.38%             1.35%             1.35%             1.38%             1.36%
  Expenses, before fee
    waivers .............................             1.81%             1.76%             1.78%             1.79%             1.79%
  Net investment income,
    net of fee waivers ..................             4.55%             4.58%             4.61%             4.83%             4.15%
Portfolio turnover rate .................               35%               63%              194%              415%              393%

See footnote summary on page 95.


--------------------------------------------------------------------------------
                                    ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND o 83

                                                            Financial Highlights
--------------------------------------------------------------------------------

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                                                           Insured National Portfolio
                                            --------------------------------------------------------------------------------------
                                                                                    Class A
                                            --------------------------------------------------------------------------------------
                                                                             Year Ended October 31,
                                            --------------------------------------------------------------------------------------
                                                2003               2002               2001               2000              1999
                                            --------------------------------------------------------------------------------------
Net asset value,
  beginning of period ................      $      9.92        $     10.07        $      9.58        $      9.33       $     10.52
                                            --------------------------------------------------------------------------------------
Income From Investment
  Operations
Net investment income(a)(b) ..........              .47                .45                .45                .45               .43
Net realized and unrealized
  gain (loss) on investment
  transactions .......................              .14               (.14)               .50                .26              (.95)
                                            --------------------------------------------------------------------------------------
Net increase (decrease) in
  net asset value from
  operations .........................              .61                .31                .95                .71              (.52)
                                            --------------------------------------------------------------------------------------
Less: Dividends and
  Distributions
Dividends from net
  investment income ..................             (.42)              (.45)              (.45)              (.45)             (.43)
Distributions in excess of
  net investment income ..............               -0-              (.01)              (.01)              (.01)             (.02)
Distributions from
  net realized gain on
  investment transactions ............               -0-                -0-                -0-                -0-             (.22)
                                            --------------------------------------------------------------------------------------
Total dividends and
  distributions ......................             (.42)              (.46)              (.46)              (.46)             (.67)
                                            --------------------------------------------------------------------------------------
Net asset value,
  end of period ......................      $     10.11        $      9.92        $     10.07        $      9.58       $      9.33
                                            ======================================================================================
Total Return
Total investment return based
  on net asset value(c)  .............             6.32%              3.13%             10.11%              7.84%            (5.28)%
Ratios/Supplemental Data
Net assets, end of period
  (000's omitted) ....................      $   139,179        $   164,154        $   169,744        $   161,977       $    68,572
Ratio to average net assets of:
  Expenses, net of fee
    waivers ..........................             1.04%              1.01%              1.04%              1.09%              .99%
  Expenses, before fee
    waivers ..........................             1.16%              1.13%              1.14%              1.16%             1.10%
  Net investment income,
    net of fee waivers ...............             4.69%              4.49%              4.53%              4.83%             4.25%
Portfolio turnover rate ..............               28%                43%               105%               311%              322%

See footnote summary on page 95.


--------------------------------------------------------------------------------
84 o ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND

Financial Highlights
--------------------------------------------------------------------------------

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                                                            Insured National Portfolio
                                                ----------------------------------------------------------------------------------
                                                                                      Class B
                                                ----------------------------------------------------------------------------------
                                                                               Year Ended October 31,
                                                ----------------------------------------------------------------------------------
                                                    2003              2002              2001              2000              1999
                                                ----------------------------------------------------------------------------------
Net asset value,
  beginning of period ....................      $     9.89        $    10.05        $     9.56        $     9.31        $    10.52
                                                ----------------------------------------------------------------------------------
Income From Investment
  Operations
Net investment income(a)(b) ..............             .40               .37               .38               .40               .36
Net realized and unrealized
  gain (loss) on investment
  transactions ...........................             .16              (.14)              .50               .26              (.97)
                                                ----------------------------------------------------------------------------------
Net increase (decrease) in
  net asset value from
  operations .............................             .56               .23               .88               .66              (.61)
                                                ----------------------------------------------------------------------------------
Less: Dividends and
  Distributions
Dividends from net
  investment income ......................            (.36)             (.38)             (.38)             (.40)             (.36)
Distributions in excess of
  net investment income ..................              -0-             (.01)             (.01)             (.01)             (.02)
Distributions from
  net realized gain on
  investment transactions ................              -0-               -0-               -0-               -0-             (.22)
                                                ----------------------------------------------------------------------------------
Total dividends and
  distributions ..........................            (.36)             (.39)             (.39)             (.41)             (.60)
                                                ----------------------------------------------------------------------------------
Net asset value,
  end of period ..........................      $    10.09        $     9.89        $    10.05        $     9.56        $     9.31
                                                ==================================================================================
Total Return
Total investment return based
  on net asset value(c)  .................            5.71%             2.34%             9.39%             7.10%            (6.10)%
Ratios/Supplemental Data
Net assets, end of period
  (000's omitted) ........................      $   34,243        $   35,048        $   35,326        $   25,070        $   32,585
Ratio to average net assets of:
  Expenses, net of fee
    waivers ..............................            1.75%             1.72%             1.75%             1.80%             1.70%
  Expenses, before fee
    waivers ..............................            1.87%             1.84%             1.85%             1.87%             1.79%
  Net investment income,
    net of fee waivers ...................            4.00%             3.79%             3.83%             4.12%             3.52%
Portfolio turnover rate ..................              28%               43%              105%              311%              322%

See footnote summary on page 95.


--------------------------------------------------------------------------------
                                    ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND o 85

                                                            Financial Highlights
--------------------------------------------------------------------------------

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                                                           Insured National Portfolio
                                                ----------------------------------------------------------------------------------
                                                                                     Class C
                                                ----------------------------------------------------------------------------------
                                                                              Year Ended October 31,
                                                ----------------------------------------------------------------------------------
                                                    2003              2002              2001              2000              1999
                                                ----------------------------------------------------------------------------------
Net asset value,
  beginning of period ....................      $     9.90        $    10.05        $     9.56        $     9.32        $    10.52
                                                ----------------------------------------------------------------------------------
Income From Investment
  Operations
Net investment income(a)(b) ..............             .40               .37               .38               .40               .36
Net realized and unrealized
  gain (loss) on investment
  transactions ...........................             .15              (.13)              .50               .25              (.96)
                                                ----------------------------------------------------------------------------------
Net increase (decrease) in
  net asset value from
  operations .............................             .55               .24               .88               .65              (.60)
                                                ----------------------------------------------------------------------------------
Less: Dividends and
  Distributions
Dividends from net
  investment income ......................            (.36)             (.38)             (.38)             (.40)             (.36)
Distributions in excess of
  net investment income ..................              -0-             (.01)             (.01)             (.01)             (.02)
Distributions from
  net realized gain on
  investment transactions ................              -0-               -0-               -0-               -0-             (.22)
                                                ----------------------------------------------------------------------------------
Total dividends and
  distributions ..........................            (.36)             (.39)             (.39)             (.41)             (.60)
                                                ----------------------------------------------------------------------------------
Net asset value,
  end of period ..........................      $    10.09        $     9.90        $    10.05        $     9.56        $     9.32
                                                ==================================================================================
Total Return
Total investment return based
  on net asset value(c)  .................            5.60%             2.44%             9.39%             6.98%            (6.00)%
Ratios/Supplemental Data
Net assets, end of period
  (000's omitted) ........................      $   14,149        $   17,592        $   16,650        $   13,930        $   19,679
Ratio to average net assets of:
  Expenses, net of fee
    waivers ..............................            1.74%             1.71%             1.74%             1.80%             1.70%
  Expenses, before fee
    waivers ..............................            1.86%             1.83%             1.85%             1.85%             1.80%
  Net investment income,
    net of fee waivers ...................            3.98%             3.78%             3.84%             4.14%             3.55%
Portfolio turnover rate ..................              28%               43%              105%              311%              322%

See footnote summary on page 95.


--------------------------------------------------------------------------------
86 o ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND

Financial Highlights
--------------------------------------------------------------------------------

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                                                            New York Portfolio
                                           ---------------------------------------------------------------------------------------
                                                                                  Class A
                                           ---------------------------------------------------------------------------------------
                                                                           Year Ended October 31,
                                           ---------------------------------------------------------------------------------------
                                               2003               2002               2001               2000               1999
                                           ---------------------------------------------------------------------------------------
Net asset value,
  beginning of period ...............      $      9.69        $      9.93        $      9.70        $      9.45        $     10.29
                                           ---------------------------------------------------------------------------------------
Income From Investment
  Operations
Net investment income(a)(b) .........              .50                .53                .53                .52                .51
Net realized and unrealized
  gain (loss) on investment
  transactions ......................              .11               (.25)               .22                .25               (.83)
                                           ---------------------------------------------------------------------------------------
Net increase (decrease) in
  net asset value from
  operations ........................              .61                .28                .75                .77               (.32)
                                           ---------------------------------------------------------------------------------------
Less: Dividends and
  Distributions
Dividends from net
  investment income .................             (.51)              (.52)              (.52)              (.52)              (.51)
Distributions in excess of
  net investment income .............               -0-                -0-                -0-                -0-              (.01)
                                           ---------------------------------------------------------------------------------------
Total dividends and
  distributions .....................             (.51)              (.52)              (.52)              (.52)              (.52)
                                           ---------------------------------------------------------------------------------------
Net asset value,
  end of period .....................      $      9.79        $      9.69        $      9.93        $      9.70        $      9.45
                                           =======================================================================================
Total Return
Total investment return based
  on net asset value(c)  ............             6.39%              2.89%              7.86%              8.42%             (3.27)%
Ratios/Supplemental Data
Net assets, end of period
  (000's omitted) ...................      $   311,596        $   322,621        $   326,500        $   259,997        $   234,835
Ratio to average net assets of:
  Expenses, net of fee
    waivers .........................              .58%               .58%               .59%               .77%               .61%
  Expenses, before fee
    waivers .........................             1.06%              1.05%              1.04%              1.10%              1.11%
  Net investment income,
    net of fee waivers ..............             5.09%              5.42%              5.28%              5.46%              5.12%
Portfolio turnover rate .............               35%                33%                92%               187%               134%

See footnote summary on page 95.


--------------------------------------------------------------------------------
                                    ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND o 87

                                                            Financial Highlights
--------------------------------------------------------------------------------

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                                                            New York Portfolio
                                           ---------------------------------------------------------------------------------------
                                                                                   Class B
                                           ---------------------------------------------------------------------------------------
                                                                            Year Ended October 31,
                                           ---------------------------------------------------------------------------------------
                                               2003               2002               2001               2000               1999
                                           ---------------------------------------------------------------------------------------
Net asset value,
  beginning of period ...............      $      9.68        $      9.93        $      9.70        $      9.45        $     10.29
                                           ---------------------------------------------------------------------------------------
Income From Investment
  Operations
Net investment income(a)(b) .........              .43                .46                .45                .45                .44
Net realized and unrealized
  gain (loss) on investment
  transactions ......................              .11               (.26)               .23                .25               (.83)
                                           ---------------------------------------------------------------------------------------
Net increase (decrease) in
  net asset value from
  operations ........................              .54                .20                .68                .70               (.39)
                                           ---------------------------------------------------------------------------------------
Less: Dividends and
  Distributions
Dividends from net
  investment income .................             (.44)              (.45)              (.45)              (.45)              (.44)
Distributions in excess of
  net investment income .............               -0-                -0-                -0-                -0-              (.01)
                                           ---------------------------------------------------------------------------------------
Total dividends and
  distributions .....................             (.44)              (.45)              (.45)              (.45)              (.45)
                                           ---------------------------------------------------------------------------------------
Net asset value,
  end of period .....................      $      9.78        $      9.68        $      9.93        $      9.70        $      9.45
                                           =======================================================================================
Total Return
Total investment return based
  on net asset value(c)  ............             5.64%              2.04%              7.10%              7.61%             (3.96)%
Ratios/Supplemental Data
Net assets, end of period
  (000's omitted) ...................      $   171,881        $   184,700        $   165,787        $   100,651        $   111,283
Ratio to average net assets of:
  Expenses, net of fee
    waivers .........................             1.29%              1.29%              1.30%              1.48%              1.32%
  Expenses, before fee
    waivers .........................             1.77%              1.78%              1.76%              1.81%              1.76%
  Net investment income,
    net of fee waivers ..............             4.38%              4.70%              4.59%              4.75%              4.38%
Portfolio turnover rate .............               35%                33%                92%               187%               134%

See footnote summary on page 95.


--------------------------------------------------------------------------------
88 o ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND

Financial Highlights
--------------------------------------------------------------------------------

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                                                              New York Portfolio
                                                ----------------------------------------------------------------------------------
                                                                                     Class C
                                                ----------------------------------------------------------------------------------
                                                                             Year Ended October 31,
                                                ----------------------------------------------------------------------------------
                                                   2003              2002              2001              2000              1999
                                                ----------------------------------------------------------------------------------
Net asset value,
  beginning of period ....................      $     9.68        $     9.94        $     9.71        $     9.45        $    10.29
                                                ----------------------------------------------------------------------------------
Income From Investment
  Operations
Net investment income(a)(b) ..............             .43               .46               .46               .45               .44
Net realized and unrealized
  gain (loss) on investment
  transactions ...........................             .11              (.27)              .22               .26              (.83)
                                                ----------------------------------------------------------------------------------
Net increase (decrease) in
  net asset value from
  operations .............................             .54               .19               .68               .71              (.39)
                                                ----------------------------------------------------------------------------------
Less: Dividends and
  Distributions
Dividends from net
  investment income ......................            (.44)             (.45)             (.45)             (.45)             (.44)
Distributions in excess of
  net investment income ..................              -0-               -0-               -0-               -0-             (.01)
                                                ----------------------------------------------------------------------------------
Total dividends and
  distributions ..........................            (.44)             (.45)             (.45)             (.45)             (.45)
                                                ----------------------------------------------------------------------------------
Net asset value,
  end of period ..........................      $     9.78        $     9.68        $     9.94        $     9.71        $     9.45
                                                ==================================================================================
Total Return
Total investment return based
  on net asset value(c)  .................            5.64%             1.94%             7.09%             7.72%            (3.96)%
Ratios/Supplemental Data
Net assets, end of period
  (000's omitted) ........................      $   52,206        $   57,386        $   54,631        $   42,888        $   48,205
Ratio to average net assets of:
  Expenses, net of fee
    waivers ..............................            1.29%             1.29%             1.30%             1.47%             1.31%
  Expenses, before fee
    waivers ..............................            1.77%             1.77%             1.76%             1.80%             1.77%
  Net investment income,
    net of fee waivers ...................            4.38%             4.71%             4.60%             4.76%             4.41%
Portfolio turnover rate ..................              35%               33%               92%              187%              134%

See footnote summary on page 95.


--------------------------------------------------------------------------------
                                    ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND o 89

                                                            Financial Highlights
--------------------------------------------------------------------------------

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                                                            California Portfolio
                                           ---------------------------------------------------------------------------------------
                                                                                  Class A
                                           ---------------------------------------------------------------------------------------
                                                                           Year Ended October 31,
                                           ---------------------------------------------------------------------------------------
                                               2003               2002               2001               2000               1999
                                           ---------------------------------------------------------------------------------------
Net asset value,
  beginning of period ...............      $     10.84        $     11.00        $     10.88        $     10.58        $     11.34
                                           ---------------------------------------------------------------------------------------
Income From Investment
  Operations
Net investment income(a)(b) .........              .53                .55                .54                .56                .54
Net realized and unrealized
  gain (loss) on investment
  transactions ......................             (.19)              (.15)               .14                .30               (.73)
                                           ---------------------------------------------------------------------------------------
Net increase (decrease) in
  net asset value from
  operations ........................              .34                .40                .68                .86               (.19)
                                           ---------------------------------------------------------------------------------------
Less: Dividends and
  Distributions
Dividends from net
  investment income .................             (.55)              (.54)              (.54)              (.56)              (.54)
Distributions in excess of
  net investment income .............               -0-              (.02)              (.02)                -0-              (.03)
                                           ---------------------------------------------------------------------------------------
Total dividends and
  distributions .....................             (.55)              (.56)              (.56)              (.56)              (.57)
                                           ---------------------------------------------------------------------------------------
Net asset value,
  end of period .....................      $     10.63        $     10.84        $     11.00        $     10.88        $     10.58
                                           =======================================================================================
Total Return
Total investment return based
  on net asset value(c)  ............             3.15%              3.82%              6.47%              8.38%             (1.80)%
Ratios/Supplemental Data
Net assets, end of period
  (000's omitted) ...................      $   644,868        $   725,242        $   755,947        $   714,654        $   684,403
Ratio to average net assets of:
  Expenses, net of fee
    waivers .........................              .77%               .76%               .77%               .84%               .71%
  Expenses, before fee
    waivers .........................             1.02%              1.01%              1.02%              1.04%              1.04%
  Net investment income,
    net of fee waivers ..............             4.93%              5.05%              4.98%              5.32%              4.88%
Portfolio turnover rate .............               33%                23%                78%               124%                88%

See footnote summary on page 95.


--------------------------------------------------------------------------------
90 o ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND

Financial Highlights
--------------------------------------------------------------------------------

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                                                           California Portfolio
                                           ---------------------------------------------------------------------------------------
                                                                                  Class B
                                           ---------------------------------------------------------------------------------------
                                                                           Year Ended October 31,
                                           ---------------------------------------------------------------------------------------
                                               2003               2002               2001               2000               1999
                                           ---------------------------------------------------------------------------------------
Net asset value,
  beginning of period ...............      $     10.84        $     11.00        $     10.88        $     10.58        $     11.34
                                           ---------------------------------------------------------------------------------------
Income From Investment
  Operations
Net investment income(a)(b) .........              .46                .47                .46                .48                .46
Net realized and unrealized
  gain (loss) on investment
  transactions ......................             (.20)              (.14)               .15                .30               (.73)
                                           ---------------------------------------------------------------------------------------
Net increase (decrease) in
  net asset value from
  operations ........................              .26                .33                .61                .78               (.27)
                                           ---------------------------------------------------------------------------------------
Less: Dividends and
  Distributions
Dividends from net
  investment income .................             (.47)              (.47)              (.46)              (.48)              (.46)
Distributions in excess of
  net investment income .............               -0-              (.02)              (.03)                -0-              (.03)
                                           ---------------------------------------------------------------------------------------
Total dividends and
  distributions .....................             (.47)              (.49)              (.49)              (.48)              (.49)
                                           ---------------------------------------------------------------------------------------
Net asset value,
  end of period .....................      $     10.63        $     10.84        $     11.00        $     10.88        $     10.58
                                           =======================================================================================
Total Return
Total investment return based
  on net asset value(c)  ............             2.43%              3.10%              5.74%              7.60%             (2.47)%
Ratios/Supplemental Data
Net assets, end of period
  (000's omitted) ...................      $   237,147        $   279,697        $   269,726        $   222,897        $   224,924
Ratio to average net assets of:
  Expenses, net of fee
    waivers .........................             1.48%              1.46%              1.48%              1.54%              1.41%
  Expenses, before fee
    waivers .........................             1.73%              1.72%              1.73%              1.74%              1.72%
  Net investment income,
    net of fee waivers ..............             4.22%              4.35%              4.26%              4.61%              4.14%
Portfolio turnover rate .............               33%                23%                78%               124%                88%

See footnote summary on page 95.


--------------------------------------------------------------------------------
                                    ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND o 91

                                                            Financial Highlights
--------------------------------------------------------------------------------

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                                                            California Portfolio
                                           ---------------------------------------------------------------------------------------
                                                                                   Class C
                                           ---------------------------------------------------------------------------------------
                                                                           Year Ended October 31,
                                           ---------------------------------------------------------------------------------------
                                               2003               2002               2001               2000               1999
                                           ---------------------------------------------------------------------------------------
Net asset value,
  beginning of period ...............      $     10.84        $     11.00        $     10.88        $     10.58        $     11.33
                                           ---------------------------------------------------------------------------------------
Income From Investment
  Operations
Net investment income(a)(b) .........              .46                .47                .46                .48                .46
Net realized and unrealized
  gain (loss) on investment
  transactions ......................             (.20)              (.14)               .15                .30               (.72)
                                           ---------------------------------------------------------------------------------------
Net increase (decrease) in
  net asset value from
  operations ........................              .26                .33                .61                .78               (.26)
                                           ---------------------------------------------------------------------------------------
Less: Dividends and
  Distributions
Dividends from net
  investment income .................             (.47)              (.47)              (.46)              (.48)              (.46)
Distributions in excess of
  net investment income .............               -0-              (.02)              (.03)                -0-              (.03)
                                           ---------------------------------------------------------------------------------------
Total dividends and
  distributions .....................             (.47)              (.49)              (.49)              (.48)              (.49)
                                           ---------------------------------------------------------------------------------------
Net asset value,
  end of period .....................      $     10.63        $     10.84        $     11.00        $     10.88        $     10.58
                                           =======================================================================================
Total Return
Total investment return based
  on net asset value(c)  ............             2.43%              3.10%              5.74%              7.60%             (2.39)%
Ratios/Supplemental Data
Net assets, end of period
  (000's omitted) ...................      $   170,003        $   209,008        $   211,502        $   156,156        $   159,219
Ratio to average net assets of:
  Expenses, net of fee
    waivers .........................             1.47%              1.46%              1.47%              1.54%              1.41%
  Expenses, before  fee
    waivers .........................             1.72%              1.71%              1.72%              1.74%              1.74%
  Net investment income,
    net of fee waivers ..............             4.23%              4.35%              4.25%              4.62%              4.17%
Portfolio turnover rate .............               33%                23%                78%               124%                88%

See footnote summary on page 95.


--------------------------------------------------------------------------------
92 o ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND

Financial Highlights
--------------------------------------------------------------------------------

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                                                        Insured California Portfolio
                                           ---------------------------------------------------------------------------------------
                                                                                   Class A
                                           ---------------------------------------------------------------------------------------
                                                                           Year Ended October 31,
                                           ---------------------------------------------------------------------------------------
                                               2003               2002               2001               2000               1999
                                           ---------------------------------------------------------------------------------------
Net asset value,
  beginning of period ...............      $     14.17        $     14.45        $     13.74        $     13.11        $     14.25
                                           ---------------------------------------------------------------------------------------
Income From Investment
  Operations
Net investment income(b) ............              .60                .62                .63                .64                .64
Net realized and unrealized
  gain (loss) on investment
  transactions ......................             (.12)              (.12)               .74                .63              (1.15)
                                           ---------------------------------------------------------------------------------------
Net increase (decrease) in
  net asset value from
  operations ........................              .48                .50               1.37               1.27               (.51)
                                           ---------------------------------------------------------------------------------------
Less: Dividends and
  Distributions
Dividends from net
  investment income .................             (.62)              (.62)              (.63)              (.64)              (.63)
Distributions in excess of
  net investment income .............               -0-              (.04)              (.03)                -0-                -0-
Distributions from net realized
  gain on investment
  transactions ......................               -0-              (.12)                -0-                -0-                -0-
                                           ---------------------------------------------------------------------------------------
Total dividends and
  distributions .....................             (.62)              (.78)              (.66)              (.64)              (.63)
                                           ---------------------------------------------------------------------------------------
Net asset value,
  end of period .....................      $     14.03        $     14.17        $     14.45        $     13.74        $     13.11
                                           =======================================================================================
Total Return
Total investment return based
  on net asset value(c)  ............             3.39%              3.65%             10.16%             10.02%             (3.74)%
Ratios/Supplemental Data
Net assets, end of period
  (000's omitted) ...................      $   124,817        $   144,973        $   168,469        $   115,983        $   111,535
Ratio to average net assets of:
  Expenses ..........................             1.07%              1.03%              1.04%              1.09%              1.05%
  Net investment income .............             4.24%              4.43%              4.44%              4.82%              4.59%
Portfolio turnover rate .............               34%                31%               140%               174%               100%

See footnote summary on page 95.


--------------------------------------------------------------------------------
                                    ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND o 93

                                                            Financial Highlights
--------------------------------------------------------------------------------

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                                                         Insured California Portfolio
                                                ----------------------------------------------------------------------------------
                                                                                      Class B
                                                ----------------------------------------------------------------------------------
                                                                              Year Ended October 31,
                                                ----------------------------------------------------------------------------------
                                                   2003              2002              2001              2000              1999
                                                ----------------------------------------------------------------------------------
Net asset value,
  beginning of period ....................      $    14.16        $    14.46        $    13.75        $    13.11        $    14.25
                                                ----------------------------------------------------------------------------------
Income From Investment
  Operations
Net investment income(b) .................             .50               .52               .52               .54               .53
Net realized and unrealized
  gain (loss) on investment
  transactions ...........................            (.12)             (.14)              .75               .64             (1.14)
                                                ----------------------------------------------------------------------------------
Net increase (decrease) in
  net asset value from
  operations .............................             .38               .38              1.27              1.18              (.61)
                                                ----------------------------------------------------------------------------------
Less: Dividends and
  Distributions
Dividends from net
  investment income ......................            (.52)             (.53)             (.52)             (.54)             (.53)
Distributions in excess of
  net investment income ..................              -0-             (.03)             (.04)               -0-               -0-
Distributions from net realized
  gain on investment
  transactions ...........................              -0-             (.12)               -0-               -0-               -0-
                                                ----------------------------------------------------------------------------------
Total dividends and
  distributions ..........................            (.52)             (.68)             (.56)             (.54)             (.53)
                                                ----------------------------------------------------------------------------------
Net asset value,
  end of period ..........................      $    14.02        $    14.16        $    14.46        $    13.75        $    13.11
                                                ==================================================================================
Total Return
Total investment return based
  on net asset value(c)  .................            2.67%             2.76%             9.38%             9.27%            (4.44)%
Ratios/Supplemental Data
Net assets, end of period
  (000's omitted) ........................      $   29,285        $   33,133        $   27,015        $   18,925        $   21,628
Ratio to average net assets of:
  Expenses ...............................            1.77%             1.73%             1.74%             1.79%             1.76%
  Net investment income ..................            3.52%             3.70%             3.72%             4.11%             3.85%
Portfolio turnover rate ..................              34%               31%              140%              174%              100%

See footnote summary on page 95.


--------------------------------------------------------------------------------
94 o ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND

Financial Highlights
--------------------------------------------------------------------------------

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                                                          Insured California Portfolio
                                                ----------------------------------------------------------------------------------
                                                                                      Class C
                                                ----------------------------------------------------------------------------------
                                                                              Year Ended October 31,
                                                ----------------------------------------------------------------------------------
                                                    2003              2002              2001              2000              1999
                                                ----------------------------------------------------------------------------------
Net asset value,
  beginning of period ....................      $    14.16        $    14.47        $    13.75        $    13.11        $    14.25
                                                ----------------------------------------------------------------------------------
Income From Investment
  Operations
Net investment income(b) .................             .50               .52               .52               .54               .54
Net realized and unrealized
  gain (loss) on investment
  transactions ...........................            (.12)             (.15)              .76               .64             (1.15)
                                                ----------------------------------------------------------------------------------
Net increase (decrease) in
  net asset value from
  operations .............................             .38               .37              1.28              1.18              (.61)
                                                ----------------------------------------------------------------------------------
Less: Dividends and
  Distributions
Dividends from net
  investment income ......................            (.52)             (.53)             (.52)             (.54)             (.53)
Distributions in excess of
  net investment income ..................              -0-             (.03)             (.04)               -0-               -0-
Distributions from net realized
  gain on investment
  transactions ...........................              -0-             (.12)               -0-               -0-               -0-
                                                ----------------------------------------------------------------------------------
Total dividends and
  distributions ..........................            (.52)             (.68)             (.56)             (.54)             (.53)
                                                ----------------------------------------------------------------------------------
Net asset value,
  end of period ..........................      $    14.02        $    14.16        $    14.47        $    13.75        $    13.11
                                                ==================================================================================
Total Return
Total investment return based
  on net asset value(c)  .................            2.67%             2.69%             9.46%             9.27%            (4.44)%
Ratios/Supplemental Data
Net assets, end of period
  (000's omitted) ........................      $   21,951        $   22,715        $   20,541        $   15,536        $   16,391
Ratio to average net assets of:
  Expenses ...............................            1.77%             1.73%             1.74%             1.79%             1.75%
  Net investment income ..................            3.53%             3.71%             3.73%             4.12%             3.89%
Portfolio turnover rate ..................              34%               31%              140%              174%              100%

(a)   Net of fees waived by the Adviser.

(b)   Based on average shares outstanding.

(c) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Initial sales charges or contingent deferred sales charges are not reflected in the calculation of total investment return. Total return does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total investment return calculated for a period of less than one year is not annualized.


--------------------------------------------------------------------------------
                                    ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND o 95

                               Report of Ernst & Young LLP, Independent Auditors
--------------------------------------------------------------------------------

REPORT OF ERNST & YOUNG LLP
INDEPENDENT AUDITORS

To the Shareholders and Board of Directors of AllianceBernstein Municipal Income Fund, Inc.

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of AllianceBernstein Municipal Income Fund, Inc., formerly Alliance Municipal Income Fund, Inc. (comprising, respectively, the National, Insured National, New York, California, and Insured California Portfolios) as of October 31, 2003, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of October 31, 2003, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the portfolios constituting the AllianceBernstein Municipal Income Fund, Inc. at October 31, 2003, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and their financial highlights for each of the five years then ended, in conformity with accounting principles generally accepted in the United States.


/s/ Ernst & Young LLP

New York, New York
December 12, 2003,
except for Note I,
as to which the date is
December 23, 2003


--------------------------------------------------------------------------------
96 o ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND

Board of Directors
--------------------------------------------------------------------------------

BOARD OF DIRECTORS

William H. Foulk, Jr.(1), Chairman
Marc O. Mayer, President
Ruth Block(1)
David H. Dievler(1)
John H. Dobkin(1)
Clifford L. Michel(1)
Donald J. Robinson(1)

OFFICERS

Kathleen A. Corbet, Senior Vice President
Robert B. Davidson, III, Senior Vice President
David M. Dowden(2), Vice President
Terrance T. Hults(2), Vice President
William E. Oliver, Vice President
Mark R. Manley, Secretary
Mark D. Gersten, Treasurer & Chief Financial Officer
Thomas R. Manley, Controller

Custodian

State Street Bank & Trust Company
225 Franklin Street
Boston, MA 02110

Principal Underwriter

AllianceBernstein Investment
Research and Management, Inc.
1345 Avenue of the Americas
New York, NY 10105

Legal Counsel

Seward & Kissel LLP
One Battery Park Plaza
New York, NY 10004

Independent Auditors

Ernst & Young LLP
5 Times Square
New York, NY 10036

Transfer Agent

Alliance Global Investor Services, Inc.
P.O. Box 786003
San Antonio, Texas 78278-6003
Toll-free (800) 221-5672

(1)   Member of the Audit Committee.

(2) Messrs. Dowden and Hults are the persons primarily responsible for the day-to-day management of the Fund's investment portfolio.


--------------------------------------------------------------------------------
                                    ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND o 97

                                                          Management of the Fund
--------------------------------------------------------------------------------

MANAGEMENT OF THE FUND

Board of Directors Information

The business and affairs of the Fund are managed under the direction of the Board of Directors. Certain information concerning the Fund's Directors is set forth below.

                                                                           PORTFOLIOS
                                                                             IN FUND                    OTHER
NAME, AGE OF DIRECTOR,                       PRINCIPAL                       COMPLEX                DIRECTORSHIPS
      ADDRESS                              OCCUPATION(S)                   OVERSEEN BY                 HELD BY
(YEARS OF SERVICE*)                     DURING PAST 5 YEARS                 DIRECTOR                  DIRECTOR
-----------------------------------------------------------------------------------------------------------------
DISINTERESTED DIRECTORS
William H. Foulk, Jr., #+, 71   Investment adviser and an                       113                     None
2 Sound View Drive              independent consultant. He was
Suite 100                       formerly Senior Manager of Barrett
Greenwich, CT 06830             Associates, Inc., a registered
(5)                             investment adviser, with which he
Chairman of the Board           had been associated since prior to
                                1998. He was formerly Deputy
                                Comptroller and Chief Investment
                                Officer of the State of New York
                                and, prior thereto, Chief Investment
                                Officer of the New York Bank for
                                Savings.

Ruth Block,#+, 73               Formerly Executive Vice President                96                     None
500 SE Mizner Blvd.,            and Chief Insurance Officer of The
Boca Raton, FL 33432            Equitable Life Assurance Society
(16)                            of the United States; Chairman and
                                Chief Executive Officer of Evlico;
                                Director of Avon, BP (oil and gas),
                                Ecolab Incorporated (specialty
                                chemicals), Tandem Financial
                                Group and Donaldson, Lufkin &
                                Jenrette Securities Corporation;
                                former Governor at Large National
                                Association of Securities Dealers,
                                Inc.

David H. Dievler, #+, 74        Independent consultant. Until                   100                     None
P.O. Box 167                    December 1994 he was Senior
Spring Lake, NJ 07762           Vice President of Alliance Capital
(16)                            Management Corporation ("ACMC")
                                responsible for mutual fund
                                administration. Prior to joining
                                ACMC in 1984 he was Chief
                                Financial Officer of Eberstadt Asset
                                Management since 1968. Prior to
                                that he was a Senior Manager at
                                Price Waterhouse & Co. Member
                                of American Institute of Certified
                                Public Accountants since 1953.


--------------------------------------------------------------------------------
98 o ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND

Management of the Fund
--------------------------------------------------------------------------------

                                                                           PORTFOLIOS
                                                                             IN FUND                    OTHER
NAME, AGE OF DIRECTOR,                      PRINCIPAL                        COMPLEX                DIRECTORSHIPS
      ADDRESS                             OCCUPATION(S)                    OVERSEEN BY                 HELD BY
(YEARS OF SERVICE*)                    DURING PAST 5 YEARS                  DIRECTOR                  DIRECTOR
-----------------------------------------------------------------------------------------------------------------
DISINTERESTED DIRECTORS
(continued)

John H. Dobkin, #+, 61          Consultant. Formerly President of                98                     None
P.O. Box 12                     Save Venice, Inc. (preservation
Annandale, NY 12504             organization) from 2001-2002, a
(5)                             Senior Advisor from June 1999-
                                June 2000 and President of
                                Historic Hudson Valley (historic
                                preservation) from December
                                1989-May 1999. Previously, he
                                was Director of the National
                                Academy of Design and during
                                1988-1992, he was Director and
                                Chairman of the Audit Committee
                                of ACMC.

Clifford L. Michel, #+, 64      Senior Counsel of the law firm of                97                     Placer
15 St. Bernard's Road           Cahill Gordon & Reindel since                                         Dome, Inc.
Gladstone, NJ 07934             February 2001 and a partner of
(16)                            that firm for more than twenty-five
                                years prior thereto. He is President
                                and Chief Executive Officer of
                                Wenonah Development Company
                                (investments) and a Director of
                                Placer Dome, Inc. (mining).

Donald J. Robinson, #+, 69      Senior Counsel to the law firm of                96                     None
98 Hell's Peak Road             Orrick, Herrington & Sutcliffe LLP
Weston, VT 05161                since prior to 1998. Formerly a
(7)                             senior partner and a member of
                                the Executive Committee of that
                                firm. He was also a member and
                                Chairman of the Municipal
                                Securities Rulemaking Board and
                                Trustee of the Museum of the City
                                of New York.

INTERESTED DIRECTOR

Marc O. Mayer, ++, 46           Executive Vice President of ACMC                 68                     None
1345 Avenue of                  the since 2001; prior thereto, Chief
Americas                        Executive Officer of Sanford C.
New York, NY 10105              Bernstein & Co., LLC and its
(3 months)                      predecessor since prior to 1998.

#     Member of the Audit Committee.

+     Member of the Nominating Committee.

++ Mr. Mayer is an "interested director", as defined in the 1940 Act, due to his position as Executive Vice President of ACMC.


--------------------------------------------------------------------------------
                                    ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND o 99

                                                          Management of the Fund
--------------------------------------------------------------------------------

Officer Information

Certain information concerning the Fund's Officers is listed below.

      NAME,                           POSITION(S)                     PRINCIPAL OCCUPATION
 ADDRESS* AND AGE                    HELD WITH FUND                    DURING PAST 5 YEARS
-------------------------------------------------------------------------------------------------------
Kathleen A. Corbet, 43          Senior Vice President        Executive Vice President of Alliance
                                                             Capital Management Corporation
                                                             ("ACMC"),** with which she has been
                                                             associated since prior to 1998.

Robert B. Davidson, III, 42     Senior Vice President        Senior Vice President of ACMC,** with
                                                             which he has been associated since
                                                             prior to 1998.

David M. Dowden, 38             Vice President               Senior Vice President of ACMC,** with
                                                             which he has been associated since
                                                             prior to 1998.

Terrance T. Hults, 37           Vice President               Vice President of ACMC,** with which
                                                             he has been associated since prior to
                                                             1998.

William E. Oliver, 54           Vice President               Senior Vice President of ACMC.** with
                                                             which he has been associated since
                                                             prior to 1998.

Mark R. Manley, 41              Secretary                    Senior Vice President and Acting
                                                             General Counsel of ACMC,** with
                                                             which he has been associated since
                                                             prior to 1998.

Mark D. Gersten, 53             Treasurer and Chief          Senior Vice President of AGIS,** and a
                                Financial Officer            Vice President of AllianceBernstein
                                                             Investment Research and
                                                             Management, Inc. ("ABIRM"),** with
                                                             which he has been associated since
                                                             prior to 1998.

Thomas R. Manley, 52            Controller                   Vice President of ACMC, ** with which
                                                             he has been associated since prior to
                                                             1998.

* The address for each of the Fund's officers is 1345 Avenue of the Americas, New York, NY 10105.

**    ACMC, AGIS and ABIRM are affiliates of the Fund.

      The Fund's Statement of Additional Information ("SAI") has additional information about the Fund's Directors and Officers and is available without a charge upon request. Contact your financial representative or Alliance Capital at (800) 227-4618 for a free prospectus or SAI.


--------------------------------------------------------------------------------
100 o ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND

AllianceBernstein Family of Funds
--------------------------------------------------------------------------------

ALLIANCEBERNSTEIN FAMILY OF FUNDS

Wealth Strategies Funds

Balanced Wealth Strategy
Wealth Appreciation Strategy
Wealth Preservation Strategy
Tax-Managed Balanced Wealth Strategy*
Tax-Managed Wealth Appreciation Strategy
Tax-Managed Wealth Preservation Strategy**

Blended Style Series

U.S. Large Cap Portfolio

Growth Funds

Domestic

Growth Fund
Health Care Fund
Mid-Cap Growth Fund
Premier Growth Fund
Small Cap Growth Fund+
Technology Fund

Global & International

All-Asia Investment Fund
Global Small Cap Fund
Greater China '97 Fund
International Premier Growth Fund
New Europe Fund
Worldwide Privatization Fund

Select Investor Series

Biotechnology Portfolio
Premier Portfolio
Technology Portfolio

Value Funds

Domestic

Balanced Shares
Disciplined Value Fund
Growth & Income Fund
Real Estate Investment Fund
Small Cap Value Fund
Utility Income Fund
Value Fund

Global & International

Global Value Fund
International Value Fund

Taxable Bond Funds

Americas Government Income Trust
Corporate Bond Portfolio
Emerging Market Debt Fund
Global Strategic Income Trust
High Yield Fund
Multi-Market Strategy Trust
Quality Bond Portfolio
Short Duration Portfolio
U.S. Government Portfolio

Municipal Bond Funds

National
Insured National
Arizona
California
Insured California
Florida
Massachusetts
Michigan
Minnesota
New Jersey
New York
Ohio
Pennsylvania
Virginia

Intermediate Municipal Bond Funds

Intermediate California
Intermediate Diversified
Intermediate New York

Closed-End Funds

All-Market Advantage Fund
ACM Income Fund
ACM Government Opportunity Fund
ACM Managed Dollar Income Fund
ACM Managed Income Fund
ACM Municipal Securities Income Fund
California Municipal Income Fund
National Municipal Income Fund
New York Municipal Income Fund
The Spain Fund
World Dollar Government Fund
World Dollar Government Fund II

We also offer Exchange Reserves,++ which serves as the money market fund exchange vehicle for the AllianceBernstein mutual funds.

For more complete information on any AllianceBernstein mutual fund, including investment objectives and policies, sales charges, expenses, risks and other matters of importance to prospective investors, visit our web site at www.alliancebernstein.com or call us at (800) 227-4618 for a current prospectus. Please read the prospectus carefully before you invest or send money.

*     Formerly Growth Investors Fund.

**    Formerly Conservative Investors Fund.

+     Quasar Fund changed its name to Small Cap Growth Fund on 11/3/03.

++ An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.


--------------------------------------------------------------------------------
                                   ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND o 101

ALLIANCEBERNSTEIN MUNICIPAL INCOME FUND
1345 Avenue of the Americas
New York, NY 10105
(800) 221-5672

[LOGO] ALLIANCEBERNSTEIN(SM)
       Investment Research and Management

(SM) This service mark used under license from the owner, Alliance Capital Management L.P.

MUNIAR1003


ITEM 2.  CODE OF ETHICS.

(a) The registrant has adopted a code of ethics that applies to its principal executive officer, principal financial officer and principal accounting officer. A copy of the registrant?s code of ethics is filed herewith as
Exhibit 10(a)(1).

(b) During the period covered by this report, no amendments were made to the provisions of the code of ethics adopted in 2(a) above.

(c) During the period covered by this report, no implicit or explicit waivers to the provisions of the code of ethics adopted in 2(a) above were granted.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

The registrant?s Board of Directors has determined that independent directors David H. Dievler and William H. Foulk, Jr. qualify as audit committee financial experts.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Form N-CSR disclosure requirement not yet effective with respect to the registrant.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the registrant.

ITEM 6.  [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant.

ITEM 8.  [RESERVED]

ITEM 9.  CONTROLS AND PROCEDURES.

(a) The registrant?s principal executive officer and principal financial officer have concluded that the registrant?s disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant?s internal controls that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 10.  EXHIBITS.

The following exhibits are attached to this Form N-CSR:

       EXHIBIT NO.  DESCRIPTION OF EXHIBIT

       10 (a) (1)   Code of ethics that is subject to the disclosure of
                    Item 2 hereof

       10 (b) (1)   Certification of Principal Executive Officer Pursuant
                    to Section 302 of the Sarbanes-Oxley Act of 2002

       10 (b) (2)   Certification of Principal Financial Officer Pursuant
                    to Section 302 of the Sarbanes-Oxley Act of 2002

       10 (c) Certification of Principal Executive Officer and Principal Financial Officer Pursuant to Section 906 of the Sarbanes--Oxley Act of 2002


                                  SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AllianceBernstein Municipal Income Fund, Inc.

By:       /s/ Marc O. Mayer
          ----------------------
          Marc O. Mayer
          President

Date:     December 30, 2003

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:       /s/ Marc O. Mayer
          ----------------------
          Marc O. Mayer
          President

Date:     December 30, 2003

By:       /s/ Mark D. Gersten
          ----------------------
          Mark D. Gersten
          Treasurer and Chief Financial Officer

Date:     December 30, 2003